Schedule of Investments PIMCO Dividend and Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.0% ¤
ASSET-BACKED SECURITIES 15.7%
CAYMAN ISLANDS 3.5%
AGL CLO Ltd. 6.744% due 07/20/2034 •		$400	$400
Anchorage Capital CLO Ltd. 6.401% due 10/15/2031 •		600	600
Atlas Senior Loan Fund Ltd. 6.503% due 10/23/2032 •		400	400
Ballyrock CLO Ltd. 6.674% due 07/20/2034 •		400	400
CIFC Funding Ltd. 6.703% due 07/15/2036 •		400	400
LCM Ltd. 6.562% due 07/20/2034 •		400	401
Magnetite Ltd. 6.835% due 10/25/2033 •		400	400
Newark BSL CLO Ltd. 6.516% due 07/25/2030 •		272	273
Ocean Trails Clo 6.440% due 07/15/2034 •		400	400
Palmer Square CLO Ltd. 6.602% due 04/20/2035 •		800	801
TIAA CLO Ltd. 6.422% due 01/20/2032 •		400	400
Tralee Clo Ltd. 6.505% due 10/25/2032 •		400	400
TruPS Financials Note Securitization Ltd. 6.645% due 09/20/2039 •		203	201
Voya CLO Ltd. 6.627% due 10/17/2032 •		800	801

Total Cayman Islands			6,277

IRELAND 0.4%
Invesco Euro CLO DAC 4.553% due 10/30/2038 •	EUR	400	446
Palmer Square European Loan Funding DAC 5.042% due 05/15/2033 •		201	224

Total Ireland			670

JERSEY, CHANNEL ISLANDS 0.2%
37 Capital CLO 1 Ltd. 6.591% due 07/15/2034 •		$400	401

Total Jersey, Channel Islands			401

UNITED STATES 11.6%
Bear Stearns Asset-Backed Securities Trust 5.698% due 12/25/2034 •		782	780
Bridgecrest Lending Auto Securitization Trust 5.540% due 02/16/2027		400	401
Carvana Auto Receivables Trust
5.820% due 08/10/2028		400	407
6.160% due 10/10/2028		400	408
Chase Auto Owner Trust 5.250% due 09/27/2027		400	403
Citigroup Mortgage Loan Trust 5.599% due 02/25/2035 •		894	842
Credit Suisse First Boston Mortgage Securities Corp. 4.745% due 01/25/2032 •		370	363
ECMC Group Student Loan Trust 6.545% due 11/25/2069 •		643	647
EMC Mortgage Loan Trust 6.269% due 02/25/2041 •		18	18
Ent Auto Receivables Trust 6.240% due 01/16/2029		392	400
Exeter Automobile Receivables Trust 5.600% due 05/17/2027		400	401
FBR Securitization Trust 5.674% due 11/25/2035 •		605	599

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

FirstInvestors Auto Owner Trust 6.440% due 10/16/2028	240	243
GLS Auto Select Receivables Trust
5.590% due 10/15/2029	400	407
6.370% due 06/15/2028	281	285
GM Financial Consumer Automobile Receivables Trust 5.130% due 04/16/2029	800	817
GreenSky Home Improvement Trust 5.880% due 06/25/2059	200	202
Home Equity Asset Trust 5.674% due 01/25/2036 •	109	103
LCCM Trust 6.661% due 11/15/2038 •	744	739
Lendmark Funding Trust 5.530% due 06/21/2032	200	204
Morgan Stanley Home Equity Loan Trust 5.069% due 12/25/2036 •	1,287	631
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069	178	162
Navient Student Loan Trust
6.295% due 08/26/2069 •	545	544
6.445% due 12/27/2066 •	304	305
Nelnet Student Loan Trust 5.409% due 09/27/2066 •	224	224
Option One Mortgage Loan Trust 5.189% due 04/25/2037 •	1,736	1,228
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	368	372
7.128% due 06/16/2031	100	100
7.600% due 12/16/2030	118	119
PFP Ltd. 6.915% due 09/17/2039 •	400	402
PRET LLC
6.996% due 07/25/2054 þ	793	803
8.232% due 09/25/2053 þ	327	336
Reach ABS Trust
5.880% due 07/15/2031	356	358
6.300% due 02/18/2031	107	108
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	589	595
Residential Asset Mortgage Products Trust 6.034% due 05/25/2035 •	1,000	975
Residential Asset Securities Corp. Trust 5.854% due 01/25/2034 •	125	125
SCCU Auto Receivables Trust 5.110% due 06/15/2029	400	406
SLM Private Credit Student Loan Trust 5.538% due 06/15/2039 •	621	609
SLM Student Loan Trust 6.195% due 03/25/2026 •	625	625
SMB Private Education Loan Trust
6.442% due 07/15/2053 •	779	772
6.792% due 02/16/2055 •	551	554
Soundview Home Loan Trust
5.374% due 12/25/2036 •	750	743
5.969% due 09/25/2037 •	1,759	1,251
Structured Asset Investment Loan Trust 5.119% due 09/25/2036 •	209	206

Total United States		21,222

Total Asset-Backed Securities (Cost $29,192)		28,570

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
FRANCE 0.0%
Altice France SA TBD% (TSFR3M + 5.500%) due 08/15/2028 ~	100	75

Total France		75

JERSEY, CHANNEL ISLANDS 0.2%
Softbank Vision Fund II TBD% due 12/23/2025 «	278	274

Total Jersey, Channel Islands		274

NETHERLANDS 0.0%
Lealand Finance Co. BV TBD% due 06/30/2027	1	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

LealandFinance Co. BV (5.969% Cash and 3.000% PIK) 8.969% due 12/31/2027 (a)	3	1

Total Netherlands		2

UNITED STATES 0.3%
Envision Healthcare Corp.
TBD% due 07/20/2026 «	124	124
TBD% due 11/03/2028 «	473	490
Syniverse Holdings, Inc. TBD% due 05/13/2027	8	8
U.S. Renal Care, Inc. TBD% due 06/20/2028	13	12
Westmoreland Mining Holdings LLC TBD% due 03/15/2029	2	1

Total United States		635

Total Loan Participations and Assignments (Cost $962)		986

	SHARES
COMMON STOCKS 47.2%
AUSTRALIA 1.2%
CONSUMER STAPLES 0.1%
Coles Group Ltd.	11,104	138

INDUSTRIALS 0.2%
Brambles Ltd.	29,892	392

MATERIALS 0.9%
BHP Group Ltd.	36,645	1,138
Fortescue Ltd.	36,369	513

		1,651

Total Australia		2,181

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	3,160	135

FINANCIALS 0.2%
Erste Group Bank AG	7,567	415

Total Austria		550

BELGIUM 0.1%
FINANCIALS 0.1%
Ageas SA	3,276	175

Total Belgium		175

BRAZIL 1.0%
CONSUMER STAPLES 0.1%
Ambev SA	102,800	247

ENERGY 0.3%
Petroleo Brasileiro SA	83,700	603

FINANCIALS 0.1%
Banco do Brasil SA	37,000	185

MATERIALS 0.5%
Vale SA	73,200	853

Total Brazil		1,888

CANADA 0.1%
FINANCIALS 0.1%
Brookfield Asset Management Ltd. 'A'	3,418	162

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total Canada		162

CHINA 1.5%
COMMUNICATION SERVICES 0.4%
NetEase, Inc.	39,600	740

ENERGY 0.2%
China Shenhua Energy Co. Ltd. 'H'	74,500	332

FINANCIALS 0.8%
China Construction Bank Corp. 'H'	615,000	459
China Merchants Bank Co. Ltd. 'H'	87,500	424
China Pacific Insurance Group Co. Ltd. 'H'	59,200	210
Industrial & Commercial Bank of China Ltd. 'H'	303,000	178
PICC Property & Casualty Co. Ltd. 'H'	144,000	213

		1,484

HEALTH CARE 0.1%
CSPC Pharmaceutical Group Ltd.	174,000	133

Total China		2,689

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS	3,437	134

Total Czech Republic		134

DENMARK 0.1%
INDUSTRIALS 0.1%
AP Moller - Maersk AS 'B'	102	172

Total Denmark		172

FINLAND 0.1%
UTILITIES 0.1%
Fortum Oyj	9,596	158

Total Finland		158

FRANCE 1.2%
ENERGY 0.2%
TotalEnergies SE	4,727	307

FINANCIALS 0.3%
AXA SA	16,371	630

INDUSTRIALS 0.5%
Cie de Saint-Gobain SA	10,040	916

UTILITIES 0.2%
Engie SA	16,218	280

Total France		2,133

GERMANY 0.7%
FINANCIALS 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,448	798

INDUSTRIALS 0.1%
GEA Group AG	2,720	133

MATERIALS 0.2%
Heidelberg Materials AG	2,999	327

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total Germany		1,258

GREECE 0.1%
FINANCIALS 0.1%
Eurobank Ergasias Services & Holdings SA 'A'	56,434	129
National Bank of Greece SA	16,536	142

		271

Total Greece		271

HONG KONG 0.3%
CONSUMER DISCRETIONARY 0.1%
Geely Automobile Holdings Ltd.	136,000	208

UTILITIES 0.2%
CLP Holdings Ltd.	36,000	315

Total Hong Kong		523

INDONESIA 0.2%
COMMUNICATION SERVICES 0.1%
Telkom Indonesia Persero Tbk PT	1,075,400	213

FINANCIALS 0.1%
Bank Rakyat Indonesia Persero Tbk PT	406,200	133

Total Indonesia		346

IRELAND 0.2%
FINANCIALS 0.1%
AIB Group PLC	40,795	234

HEALTH CARE 0.1%
Medtronic PLC	1,501	135

Total Ireland		369

ITALY 1.3%
FINANCIALS 0.5%
Banco BPM SpA	28,941	196
Intesa Sanpaolo SpA	158,053	677
Poste Italiane SpA	9,714	136

		1,009

UTILITIES 0.8%
Enel SpA	174,536	1,394

Total Italy		2,403

JAPAN 2.4%
COMMUNICATION SERVICES 0.1%
KDDI Corp.	6,000	192

CONSUMER DISCRETIONARY 0.6%
Bridgestone Corp.	11,500	444
Mazda Motor Corp.	10,800	83
Panasonic Holdings Corp.	19,500	171
Subaru Corp.	12,800	227
Sumitomo Electric Industries Ltd.	15,300	248

		1,173

CONSUMER STAPLES 0.4%
Japan Tobacco, Inc.	26,800	782

FINANCIALS 0.3%
Sompo Holdings, Inc.	20,200	455

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

HEALTH CARE 0.1%
Ono Pharmaceutical Co. Ltd.	8,300	111

INDUSTRIALS 0.4%
Kawasaki Kisen Kaisha Ltd.	8,400	131
Mitsui OSK Lines Ltd.	7,300	253
Nippon Yusen KK	10,100	371

		755

INFORMATION TECHNOLOGY 0.1%
Canon, Inc.	4,000	132

UTILITIES 0.4%
Chubu Electric Power Co., Inc.	13,900	163
Kansai Electric Power Co., Inc.	15,400	255
Osaka Gas Co. Ltd.	7,900	178
Tokyo Gas Co. Ltd.	7,800	182

		778

Total Japan		4,378

LUXEMBOURG 0.2%
ENERGY 0.1%
Tenaris SA	10,612	168

FINANCIALS 0.1%
Intelsat Emergence SA«(e)	2,890	86

INDUSTRIALS 0.0%
Forsea Holding SA«	2,200	54

Total Luxembourg		308

MALAYSIA 0.1%
UTILITIES 0.1%
Tenaga Nasional Bhd.	56,300	197

Total Malaysia		197

MEXICO 0.4%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV(c)	41,996	0

CONSUMER STAPLES 0.2%
Wal-Mart de Mexico SAB de CV	112,400	338

MATERIALS 0.2%
Grupo Mexico SAB de CV 'B'	69,400	387

Total Mexico		725

NETHERLANDS 0.2%
CONSUMER DISCRETIONARY 0.2%
Stellantis NV	30,489	422

Total Netherlands		422

NORWAY 0.3%
COMMUNICATION SERVICES 0.1%
Telenor ASA	13,797	176

ENERGY 0.2%
Aker BP ASA	6,720	144

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

EquinorASA	5,977	151

		295

Total Norway		471

POLAND 0.2%
ENERGY 0.1%
ORLEN SA	12,289	179

FINANCIALS 0.1%
Bank Polska Kasa Opieki SA	3,925	150
Powszechny Zaklad Ubezpieczen SA	12,929	141

		291

Total Poland		470

PORTUGAL 0.1%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS SA	5,485	108

Total Portugal		108

SOUTH AFRICA 0.8%
FINANCIALS 0.8%
Absa Group Ltd.	19,118	194
FirstRand Ltd.	112,188	538
Nedbank Group Ltd.	9,934	172
Sanlam Ltd.	40,491	206
Standard Bank Group Ltd.	28,759	403

		1,513

Total South Africa		1,513

SOUTH KOREA 0.5%
CONSUMER DISCRETIONARY 0.2%
Kia Corp.	5,388	410

CONSUMER STAPLES 0.1%
KT&G Corp.	2,255	187

FINANCIALS 0.2%
Meritz Financial Group, Inc.	2,098	155
Samsung Fire & Marine Insurance Co. Ltd.	659	174

		329

Total South Korea		926

SPAIN 1.7%
CONSUMER DISCRETIONARY 0.1%
Industria de Diseno Textil SA	3,345	198

ENERGY 0.2%
Repsol SA	26,125	345

FINANCIALS 1.2%
Banco Bilbao Vizcaya Argentaria SA	129,511	1,399
Banco Santander SA	95,979	492
CaixaBank SA	71,883	429

		2,320

INDUSTRIALS 0.1%
ACS Actividades de Construccion y Servicios SA	4,127	190

UTILITIES 0.1%
Endesa SA	6,785	148

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total Spain		3,201

SWITZERLAND 3.3%
CONSUMER STAPLES 0.1%
Nestle SA	1,235	124

FINANCIALS 0.8%
Swiss Re AG	6,543	905
Zurich Insurance Group AG	942	569

		1,474

HEALTH CARE 1.8%
Novartis AG	16,008	1,843
Roche Holding AG	4,412	1,412

		3,255

MATERIALS 0.6%
Holcim AG	11,189	1,096

Total Switzerland		5,949

TAIWAN 1.7%
INFORMATION TECHNOLOGY 1.7%
Hon Hai Precision Industry Co. Ltd.	115,000	677
MediaTek, Inc.	34,000	1,253
Novatek Microelectronics Corp.	13,000	212
Pegatron Corp.	42,000	136
Quanta Computer, Inc.	60,000	500
Realtek Semiconductor Corp.	10,000	149
United Microelectronics Corp.	88,000	148

		3,075

Total Taiwan		3,075

TURKEY 0.1%
ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	20,553	93

FINANCIALS 0.1%
Akbank TAS	65,684	119

Total Turkey		212

UNITED KINGDOM 3.9%
CONSUMER DISCRETIONARY 0.1%
Kingfisher PLC	41,356	179

CONSUMER STAPLES 1.4%
British American Tobacco PLC	44,908	1,637
Imperial Brands PLC	18,253	531
Tesco PLC	81,829	393

		2,561

FINANCIALS 0.5%
3i Group PLC	20,896	926

INDUSTRIALS 0.6%
BAE Systems PLC	64,958	1,078

MATERIALS 0.8%
Mondi PLC	9,211	176
Rio Tinto PLC	18,797	1,334

		1,510

UTILITIES 0.5%
Centrica PLC	115,086	180

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

SSEPLC	24,375	614

		794

Total United Kingdom		7,048

UNITED STATES 22.8%
COMMUNICATION SERVICES 1.3%
Clear Channel Outdoor Holdings, Inc.(c)	29,821	48
iHeartMedia, Inc. 'A'(c)	6,979	13
iHeartMedia, Inc. 'B'«(c)	5,486	9
Meta Platforms, Inc. 'A'	266	152
Verizon Communications, Inc.	47,940	2,153
Windstream Units«(c)	40	1

		2,376

CONSUMER DISCRETIONARY 2.0%
Best Buy Co., Inc.	2,461	254
Dick's Sporting Goods, Inc.	1,289	269
eBay, Inc.	7,522	490
Home Depot, Inc.	5,705	2,312
Neiman Marcus Group Ltd. LLC«(c)(e)	1,124	148
Williams-Sonoma, Inc.	939	145

		3,618

CONSUMER STAPLES 4.6%
Altria Group, Inc.	38,597	1,970
Archer-Daniels-Midland Co.	3,529	211
Bunge Global SA	3,079	297
Coca-Cola Co.	2,256	162
Kimberly-Clark Corp.	7,547	1,074
Kroger Co.	6,855	393
Philip Morris International, Inc.	19,846	2,409
Procter & Gamble Co.	2,231	386
Target Corp.	10,366	1,616

		8,518

ENERGY 1.4%
ConocoPhillips	4,028	424
Devon Energy Corp.	14,102	552
EOG Resources, Inc.	1,819	224
HF Sinclair Corp.	3,416	152
Ovintiv, Inc.	5,855	224
Valero Energy Corp.	7,073	955

		2,531

FINANCIALS 2.5%
American Financial Group, Inc.	1,602	216
Ameriprise Financial, Inc.	291	137
BlackRock, Inc.	945	897
CME Group, Inc.	1,805	398
Hartford Financial Services Group, Inc.	3,568	420
LPL Financial Holdings, Inc.	1,641	382
Northern Trust Corp.	4,510	406
SEI Investments Co.	1,884	130
State Street Corp.	6,715	594
Synchrony Financial	8,878	443
T Rowe Price Group, Inc.	4,968	541

		4,564

HEALTH CARE 5.0%
AbbVie, Inc.	14,906	2,944
Amsurg Equity«(c)(e)	4,188	226
Bristol-Myers Squibb Co.	2,727	141
Gilead Sciences, Inc.	11,899	998
Johnson & Johnson	17,983	2,914
Merck & Co., Inc.	5,011	569
Pfizer, Inc.	37,434	1,083
Universal Health Services, Inc. 'B'	890	204

		9,079

INDUSTRIALS 2.8%
3M Co.	2,491	341
Cummins, Inc.	2,761	894
EMCOR Group, Inc.	1,041	448
Lockheed Martin Corp.	4,516	2,640
Masco Corp.	2,598	218
Owens Corning	1,868	330

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Snap-on, Inc.		1,058	306
Westmoreland Mining Holdings«(c)(e)		52	0
Westmoreland Mining LLC«(c)(e)		53	0

			5,177

INFORMATION TECHNOLOGY 3.2%
Apple, Inc.		5,056	1,178
Cisco Systems, Inc.		15,702	836
Gen Digital, Inc.		4,923	135
Hewlett Packard Enterprise Co.		28,997	593
Microsoft Corp.		1,980	852
NetApp, Inc.		4,431	547
NVIDIA Corp.		6,097	740
QUALCOMM, Inc.		4,792	815
Skyworks Solutions, Inc.		1,600	158

			5,854

Total United States			41,717

Total Common Stocks (Cost $73,105)			86,132

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 6.2%
BERMUDA 0.1%
INDUSTRIALS 0.1%
Essent Group Ltd. 6.250% due 07/01/2029		$200	209

Total Bermuda			209

FRANCE 0.4%
BANKING & FINANCE 0.4%
BPCE SA 6.714% due 10/19/2029 •		250	267
Societe Generale SA 6.691% due 01/10/2034 •		400	434

			701

Total France			701

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 3.547% due 09/18/2031 •		200	186

Total Germany			186

IRELAND 0.2%
INDUSTRIALS 0.2%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(b)	GBP	300	281

Total Ireland			281

ITALY 0.1%
BANKING & FINANCE 0.1%
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	228

Total Italy			228

JAPAN 0.6%
BANKING & FINANCE 0.1%
Nomura Holdings, Inc. 5.594% due 07/02/2027		200	206

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

INDUSTRIALS 0.5%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		868	823

Total Japan			1,029

LUXEMBOURG 0.1%
INDUSTRIALS 0.1%
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		208	200

UTILITIES 0.0%
FORESEA Holding SA 7.500% due 06/15/2030		27	26

Total Luxembourg			226

SAUDI ARABIA 0.1%
INDUSTRIALS 0.1%
Saudi Arabian Oil Co. 5.750% due 07/17/2054		200	203

Total Saudi Arabia			203

SPAIN 0.3%
BANKING & FINANCE 0.3%
Banco Santander SA 6.607% due 11/07/2028		400	434

Total Spain			434

SWITZERLAND 0.7%
BANKING & FINANCE 0.7%
UBS Group AG
5.959% due 01/12/2034 •		637	682
3.091% due 05/14/2032 •		673	607

			1,289

Total Switzerland			1,289

UNITED KINGDOM 0.8%
BANKING & FINANCE 0.7%
Barclays PLC 7.437% due 11/02/2033 •		700	809
HSBC Holdings PLC 5.402% due 08/11/2033 •		200	207
Nationwide Building Society 6.557% due 10/18/2027 •		200	208

			1,224

INDUSTRIALS 0.1%
Marston's Issuer PLC 7.716% due 07/16/2035 ~	GBP	200	215
Mitchells & Butlers Finance PLC 5.549% due 12/15/2030 ~		62	79

			294

Total United Kingdom			1,518

UNITED STATES 2.7%
BANKING & FINANCE 0.5%
Credit Suisse AG AT1 Claim 0.000% due 12/31/2060		$365	46
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2
GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	19
JPMorgan Chase & Co. 6.087% due 10/23/2029 •		190	203

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

MorganStanley Bank NA 4.968% due 07/14/2028 •		400	408
VICI Properties LP 4.625% due 06/15/2025		237	236

			919

INDUSTRIALS 1.6%
American Airlines Pass-Through Trust 3.350% due 04/15/2031		7	6
Boeing Co. 6.259% due 05/01/2027		400	413
Carvana Co. (11.000% Cash and 13.000% PIK) 24.000% due 06/01/2030 (a)		139	149
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (a)		167	194
CVS Pass-Through Trust 8.353% due 07/10/2031		325	355
DISH DBS Corp.
5.250% due 12/01/2026		490	454
5.750% due 12/01/2028		200	175
Energy Transfer LP 4.950% due 05/15/2028		4	4
Exela Intermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (a)		11	2
Hyundai Capital America 4.300% due 09/24/2027		400	399
T-Mobile USA, Inc. 4.200% due 10/01/2029		200	199
Topaz Solar Farms LLC
5.750% due 09/30/2039		60	59
4.875% due 09/30/2039		8	7
U.S. Renal Care, Inc. 10.625% due 06/28/2028		2	2
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		230	218
Venture Global LNG, Inc.
9.875% due 02/01/2032		150	167
7.000% due 01/15/2030		140	143

			2,946

UTILITIES 0.6%
ONEOK, Inc. 4.750% due 10/15/2031		200	200
Pacific Gas & Electric Co.
3.300% due 03/15/2027		20	20
3.750% due 07/01/2028		110	107
3.250% due 06/01/2031		559	509
4.200% due 03/01/2029		200	197

			1,033

Total United States			4,898

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
6.000% due 11/15/2026		300	29
6.000% due 05/16/2034		20	2
9.750% due 05/17/2035		20	2

			33

Total Venezuela			33

Total Corporate Bonds & Notes (Cost $11,266)			11,235

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
IRELAND 0.8%
Kinbane DAC 4.196% due 09/25/2062 ~	EUR	471	522
Merrion Square Residential 4.474% due 03/24/2081 •		771	858

Total Ireland			1,380

UNITED KINGDOM 2.0%
Avon Finance PLC 5.880% due 12/28/2049 •	GBP	577	772
Bridgegate Funding PLC 7.300% due 10/16/2062		1,330	1,808
Eurosail PLC
5.799% due 09/13/2045 •		214	285

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

6.049% due 06/13/2045 •		220	293
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	125	135
Towd Point Mortgage Funding 5.952% due 07/20/2053 •	GBP	283	379

Total United Kingdom			3,672

UNITED STATES 9.4%
AG Trust 7.112% due 07/15/2041 •		$400	401
Banc of America Alternative Loan Trust 6.000% due 07/25/2046		37	32
Banc of America Funding Trust 4.824% due 05/20/2036 ~		5	4
Banc of America Mortgage Trust
3.730% due 11/20/2046 ~		3	2
6.000% due 10/25/2036		7	6
Benchmark Mortgage Trust 3.626% due 09/15/2048 ~		865	809
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		888	807
3.500% due 06/25/2062 ~		1,507	1,417
Chase Mortgage Finance Trust 4.749% due 09/25/2036 ~		15	14
CIM Trust
4.750% due 06/25/2064 ~		389	387
5.000% due 05/25/2062 ~		1,340	1,341
Commercial Mortgage Trust 3.140% due 10/10/2036		400	354
Countrywide Alternative Loan Trust
6.000% due 06/25/2036		77	43
6.000% due 02/25/2037		49	19
6.250% due 12/25/2036 •		20	9
Countrywide Home Loan Mortgage Pass-Through Trust 5.469% due 07/25/2037 •		14	4
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036		28	17
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035		308	76
Credit Suisse Mortgage Capital Certificates 3.926% due 12/29/2037 ~		104	56
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.904% due 04/25/2062 ~		1,355	1,311
DBGS Mortgage Trust 7.861% due 10/15/2036 •		900	681
First Horizon Alternative Mortgage Securities Trust 5.650% due 06/25/2036 ~		99	78
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		885	863
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037		2	2
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 ~		35	27
JP Morgan Chase Commercial Mortgage Securities Trust
5.693% due 04/15/2037 •		391	380
7.235% due 10/05/2040		400	430
7.726% due 11/15/2038 •		967	956
JP Morgan Mortgage Trust 6.500% due 07/25/2036		77	27
Merrill Lynch Mortgage Investors Trust 4.243% due 03/25/2036 ~		7	4
MFA Trust
4.250% due 02/25/2066 ~		394	382
4.400% due 03/25/2068 þ		1,320	1,304
PRPM Trust 6.327% due 06/25/2069 þ		390	397
RCKT Mortgage Trust
5.158% due 10/25/2044 «þ		860	859
5.846% due 08/25/2044 þ		391	397
Residential Accredit Loans, Inc. Trust
5.500% due 03/25/2037		189	155
5.769% due 10/25/2045 •		41	33
6.250% due 03/25/2037		17	14
Structured Adjustable Rate Mortgage Loan Trust 4.751% due 10/25/2036 ~		1,097	554
Towd Point Mortgage Trust 5.134% due 07/25/2065 ~		772	780
Verus Securitization Trust 5.799% due 07/25/2069 þ		783	792
Wells Fargo Alternative Loan Trust 7.097% due 07/25/2037 ~		356	327
Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058		114	113

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

WSTNTrust 6.518% due 07/05/2037 ~	500	513

Total United States		17,177

Total Non-Agency Mortgage-Backed Securities (Cost $22,297)		22,229

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	13	14
7.350% due 07/01/2035	4	4

Total Illinois		18

PUERTO RICO 0.0%
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	42

Total Puerto Rico		42

Total Municipal Bonds & Notes (Cost $47)		60

	SHARES
PREFERRED STOCKS 0.5%
BRAZIL 0.3%
UTILITIES 0.3%
Petroleo Brasileiro SA	100,800	666

Total Brazil		666

SOUTH KOREA 0.1%
INDUSTRIALS 0.1%
Samsung Electronics Co. Ltd.	2,728	106

Total South Korea		106

UNITED KINGDOM 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~	880	156

Total United Kingdom		156

Total Preferred Stocks (Cost $838)		928

REAL ESTATE INVESTMENT TRUSTS 5.7%
UNITED STATES 5.7%
REAL ESTATE 5.7%
Apple Hospitality REIT, Inc.	26,586	395
BXP, Inc.	2,243	180
Camden Property Trust	1,781	220
CareTrust REIT, Inc.	7,203	222
Crown Castle, Inc.	3,187	378
Digital Realty Trust, Inc.	3,921	635
EPR Properties	5,559	273
Equity Residential	4,011	299
Gaming & Leisure Properties, Inc.	10,805	556
Healthcare Realty Trust, Inc.	14,316	260
Healthpeak Properties, Inc.	15,844	362
Highwoods Properties, Inc.	17,054	571
Kilroy Realty Corp.	8,631	334
Kimco Realty Corp.	7,452	173
Mid-America Apartment Communities, Inc.	1,348	214
National Storage Affiliates Trust	7,043	339
Omega Healthcare Investors, Inc.	10,456	426
Park Hotels & Resorts, Inc.	38,108	537
Public Storage	874	318
Realty Income Corp.	3,941	250
Regency Centers Corp.	2,390	173
RLJ Lodging Trust	26,968	248
Simon Property Group, Inc.	7,762	1,312
UDR, Inc.	5,668	257
Uniti Group, Inc.	28	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

VICIProperties, Inc.		30,024	1,000
WP Carey, Inc.		8,361	521

			10,453

Total Real Estate Investment Trusts (Cost $8,666)			10,453

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.4%
ARGENTINA 0.3%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$287	171
1.000% due 07/09/2029		31	20
3.500% due 07/09/2041 þ		196	90
4.125% due 07/09/2035 þ		373	176
5.000% due 01/09/2038 þ		269	142

Total Argentina			599

ISRAEL 0.2%
Israel Government International Bond 1.750% due 08/31/2025	ILS	1,000	263

Total Israel			263

MEXICO 0.7%
Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	6,763	300
3.000% due 12/03/2026 (d)		8,577	411
4.000% due 11/30/2028 (d)		495	24
4.000% due 08/24/2034 (d)		165	8
7.000% due 09/03/2026		3,000	146
7.500% due 06/03/2027		2,300	112
7.750% due 05/29/2031		2,200	104
8.500% due 03/01/2029		2,500	124
8.500% due 05/31/2029		1,100	54

Total Mexico			1,283

PERU 0.4%
Peru Government International Bond
5.400% due 08/12/2034	PEN	100	25
6.150% due 08/12/2032		624	172
6.900% due 08/12/2037		105	29
6.950% due 08/12/2031		1,202	347
7.300% due 08/12/2033		300	88
7.600% due 08/12/2039		300	88

Total Peru			749

ROMANIA 0.2%
Romania Government International Bond
5.125% due 09/24/2031	EUR	200	224
5.625% due 05/30/2037		100	110

Total Romania			334

SOUTH AFRICA 0.3%
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	600	31
8.000% due 01/31/2030		300	17
8.500% due 01/31/2037		900	45
8.875% due 02/28/2035		1,100	59
9.000% due 01/31/2040		200	10
10.500% due 12/21/2026		7,300	444

Total South Africa			606

TURKEY 0.3%
Turkey Government International Bond
4.250% due 03/13/2025		$200	200
5.250% due 03/13/2030		200	193
50.000% due 09/06/2028 ~	TRY	300	9

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

51.594% due 05/17/2028 ~	6,400	186

Total Turkey		588

VENEZUELA 0.0%
Venezuela Government International Bond
6.000% due 06/30/2049	$125	15
7.000% due 03/31/2038 ^(b)	2	0
7.650% due 04/21/2025 ^(b)	3	1
9.250% due 09/15/2027 ^(b)	44	7

Total Venezuela		23

Total Sovereign Issues (Cost $4,737)		4,445

U.S. GOVERNMENT AGENCIES 30.5%
UNITED STATES 30.5%
Ginnie Mae, TBA
3.000% due 11/01/2054	200	183
3.500% due 11/01/2054	100	94
4.500% due 11/01/2054	600	592
5.000% due 11/01/2054	300	300
5.500% due 10/01/2054	100	101
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 05/01/2052	320	288
3.500% due 02/01/2050	27	25
4.000% due 08/01/2042 - 10/01/2042	91	90
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	2,900	2,603
3.500% due 11/01/2054	1,300	1,212
4.000% due 11/01/2054	7,700	7,402
4.500% due 11/01/2054	4,300	4,229
5.000% due 11/01/2054	8,900	8,896
5.500% due 11/01/2054	4,800	4,856
6.000% due 11/01/2054	11,600	11,856
6.500% due 11/01/2054	10,900	11,233
7.000% due 10/01/2054	1,600	1,662

Total U.S. Government Agencies (Cost $55,776)		55,622

U.S. TREASURY OBLIGATIONS 11.1%
UNITED STATES 11.1%
U.S. Treasury Bonds
2.875% due 11/15/2046	600	483
3.000% due 02/15/2049	1,133	918
4.375% due 08/15/2043	300	308
4.625% due 05/15/2054 (f)	800	868
U.S. Treasury Inflation Protected Securities(d)
0.125% due 04/15/2025	570	560
0.125% due 07/15/2030	343	320
0.125% due 07/15/2031	2,500	2,288
0.125% due 02/15/2051	362	229
0.250% due 01/15/2025 (h)	610	602
0.250% due 07/15/2029 (h)	883	838
0.375% due 07/15/2025	62	61
0.375% due 01/15/2027	42	40
0.375% due 07/15/2027	13	13
0.625% due 07/15/2032	650	608
0.750% due 07/15/2028	263	257
0.875% due 01/15/2029	432	422
1.000% due 02/15/2048	128	105
1.000% due 02/15/2049	125	102
1.375% due 07/15/2033	1,864	1,838
1.750% due 01/15/2034	102	104
1.875% due 07/15/2034 (f)	1,002	1,027
2.375% due 01/15/2025	154	153
U.S. Treasury Notes
0.500% due 10/31/2027	100	91
0.625% due 11/30/2027	550	502
0.625% due 12/31/2027	220	200
0.750% due 01/31/2028	110	100
2.375% due 03/31/2029 (f)	2,800	2,661
4.000% due 10/31/2029	800	815
4.500% due 03/31/2026 (f)	1,800	1,819
4.500% due 04/15/2027 (f)	1,800	1,840

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $21,156)		20,172

	SHARES
WARRANTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027«	132	0

Total Warrants (Cost $53)		0

Total Investments in Securities (Cost $228,095)		240,832

INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	62,481	608

Total Short-Term Instruments (Cost $608)		608

Total Investments in Affiliates (Cost $608)		608

Total Investments 132.3% (Cost $228,703)		$241,440
Financial Derivative Instruments(g)(i)(0.0)%(Cost or Premiums, net $(295))		(6)
Other Assets and Liabilities, net (32.3)%		(58,880)

Net Assets 100.0%		$182,554

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$175	$226	0.12%
Intelsat Emergence SA	06/19/2017 - 07/03/2023	208	86	0.05
Neiman Marcus Group Ltd. LLC	09/25/2020	36	148	0.08
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023	0	0	0.00

$419	$460	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	4.950%	10/01/2024	10/08/2024	$(1,030)	$(1,030)
5.070	09/26/2024	10/03/2024	(1,861)	(1,862)
JPS	4.900	09/24/2024	10/01/2024	(514)	(515)
NOM	5.300	09/10/2024	10/08/2024	(897)	(900)

Total Reverse Repurchase Agreements	$(4,307)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	5.350%	08/08/2024	10/08/2024	$(1,855)	$(1,870)
5.440	08/02/2024	10/02/2024	(2,602)	(2,626)

Total Sale-Buyback Transactions	$(4,496)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Sovereign Issues (0.0)%
South Africa (0.0)%
South Africa Government International Bond	10.500%	12/21/2026	ZAR	100	$(6)	$(6)

Total Short Sales (0.0)%	$(6)	$(6)

(f)	Securities with an aggregate market value of $7,701 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(4,717) at a weighted average interest rate of 5.407%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

WRITTENOPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options	$(1)	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	1	$208	$1	$0	$0
U.S. Treasury 5-Year Note December Futures	12/2024	43	4,725	11	0	(16)
U.S. Treasury 10-Year Note December Futures	12/2024	115	13,142	13	0	(52)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	1	133	(2)	0	(1)
United Kingdom Long Gilt December Futures	12/2024	42	5,527	(67)	9	(11)

$(44)	$9	$(80)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	8	$(1,919)	$1	$2	$0
3-Month SOFR Active Contract December Futures	03/2026	1	(243)	2	0	0
3-Month SOFR Active Contract June Futures	09/2025	10	(2,420)	(1)	3	0
3-Month SOFR Active Contract March Futures	06/2025	8	(1,930)	(1)	3	0
3-Month SOFR Active Contract March Futures	06/2026	1	(243)	2	0	0
3-Month SOFR Active Contract September Futures	12/2024	10	(2,382)	10	1	0
3-Month SOFR Active Contract September Futures	12/2025	1	(242)	2	0	0
Australia Government 10-Year Bond December Futures	12/2024	18	(1,448)	11	4	0
Euro-Bobl December Futures	12/2024	7	(935)	(10)	0	(2)
Euro-Bund 10-Year Bond December Futures	12/2024	13	(1,952)	(28)	0	(6)
U.S. Treasury 10-Year Ultra December Futures	12/2024	14	(1,656)	(5)	7	0
U.S. Treasury 30-Year Bond December Futures	12/2024	17	(2,111)	24	12	0

$7	$32	$(8)

Total Futures Contracts	$(37)	$41	$(88)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%	$600	$(5)	$16	$11	$0	$0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.897	200	24	(2)	22	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.579	600	52	(7)	45	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.301	500	11	(5)	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440	250	0	5	5	0	0

$82	$7	$89	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$22	$1	$0	$0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		200	(10)	7	(3)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		100	(4)	2	(2)	(1)	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		300	(9)	0	(9)	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly		12/20/2028		495	(1)	40	39	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly		06/20/2029		1,900	115	35	150	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		3,500	258	3	261	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		2,000	45	0	45	0	0

							$373	$109	$482	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	300	$(5)	$(2)	$(7)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,300	(21)	6	(15)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	33	37	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	45	80	125	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		130,000	2	(7)	(5)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		90,200	2	13	15	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		70,000	4	(10)	(6)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		48,000	13	28	41	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		9,000	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		$100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024		3,100	(113)	114	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		3,200	0	92	92	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		1,600	0	46	46	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		100	(1)	(1)	(2)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	200	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	200	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	14,420	(42)	21	(21)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	8,480	12	16	28	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,200	15	49	64	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	40	40	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	1,000	9	46	55	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	2,300	(188)	203	15	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	170	1	0	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	100	(2)	7	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	100	(5)	9	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	200	0	(11)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	100	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	500	0	30	30	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	2,400	(6)	(125)	(131)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	200	0	(10)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	1,200	0	66	66	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	4,900	(13)	(228)	(241)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	200	(1)	(10)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	200	8	7	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	900	(7)	(27)	(34)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	200	14	(1)	13	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028	400	0	(30)	(30)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	1,610	(67)	(105)	(172)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	4,900	(419)	620	201	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,110	2	13	15	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	200	(2)	6	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	100	0	(9)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	110	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(42)	(33)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,690	10	(19)	(9)	4	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(15)	(16)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	2	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	220	0	(1)	(1)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/28/2029	810	(7)	(3)	(10)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	03/02/2029	500	0	0	0	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	03/05/2029	400	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	0	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(15)	(24)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	16	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	5	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,540	(61)	1	(60)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	16	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	30	19	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	4,460	(69)	(47)	(116)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	(1)	119	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	50	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	34	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	17	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(97)	377	280	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	14	49	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	18	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	(42)	4	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	(1)	(14)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	110	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	260	434	7	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(62)	(111)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,560	32	(70)	(38)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	110	0	(1)	(1)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	400	(1)	(2)	(3)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	1,290	(13)	7	(6)	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(14)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(13)	(13)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(13)	(13)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	500	(2)	(14)	(16)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(20)	(21)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(44)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(21)	(22)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(10)	(31)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(23)	(9)	(32)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	11	46	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	5	251	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	(117)	(54)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	(66)	(97)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	11	21	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	200	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	5	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	5	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	100	0	6	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	8	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	100	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	40	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	100	(1)	(1)	(2)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	8	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	760	(20)	44	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	0	0	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	1	1	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	51	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	51	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		140	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		140	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	477	208	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	53	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	50	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	253	164	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	148	104	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	326	143	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	126	164	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(37)	(38)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(316)	(323)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	34	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	1	0	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.400	Annual	11/15/2053		100	(2)	0	(2)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053		200	(4)	4	0	1	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		500	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,000	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		900	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		900	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		700	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(13)	(13)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(12)	(12)	0	(1)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	(1)	(1)	0	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	2,200	23	(7)	16	0	(3)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	2	2	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	2	2	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	2	2	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	0	0	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		5,800	47	65	112	19	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,000	(3)	3	0	0	(11)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	10	12	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(568)	(85)	0	(2)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	36	33	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		600	(2)	17	15	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	5	10	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	7	7	0	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(25)	(17)	3	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	10	10	1	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	97	106	0	(2)
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026	MXN	4,300	9	(19)	(10)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(71)	(36)	0	(1)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(170)	(73)	0	(2)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		1,000	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		1,500	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		700	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		400	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.340	Lunar	06/03/2027		900	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	25	3	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	98	12	1	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	10	2	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	6	1	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	17	2	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	17	2	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		1,300	(1)	0	(1)	0	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		2,300	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		3,000	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		1,500	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		800	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		4,600	0	(1)	(1)	0	(1)
Receive	28-Day MXN-TIIE	9.423	Lunar	07/27/2028		1,500	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	9.465	Lunar	07/27/2028		1,000	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		800	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		1,600	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		300	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		900	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		800	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		1,300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		500	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.770	Lunar	03/01/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.780	Lunar	03/01/2029		200	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.030	Lunar	03/01/2029		900	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.720	Lunar	03/07/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	03/07/2029		200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		400	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.683	Lunar	05/31/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.775	Lunar	05/29/2031		800	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	05/29/2031		900	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	08/07/2031		500	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		700	3	(1)	2	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	2,900	12	(3)	9	1	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	700	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	1,700	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032	400	2	(4)	(2)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	100	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037	100	1	(2)	(1)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	900	(9)	12	3	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	1,200	(20)	25	5	1	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(15)	(15)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031	100	0	(13)	(13)	0	0
Pay	UKRPI	4.250	Maturity	11/15/2031	100	(1)	(10)	(11)	0	0

$(600)	$2,026	$1,426	$219	$(99)

Total Swap Agreements	$(145)	$2,142	$1,997	$220	$(100)

(h)

Securities with an aggregate market value of $869 and cash of $2,455 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2024	$300	CNH	2,146	$7	$0
BOA	10/2024	BRL	95	$17	0	(1)
10/2024	KRW	109,239	82	0	(1)
10/2024	PEN	161	43	0	(1)
10/2024	$17	BRL	95	0	0
10/2024	28	PLN	109	0	0
11/2024	PEN	54	$14	0	0
BPS	10/2024	BRL	3,969	710	0	(19)
10/2024	CNH	1,714	239	0	(6)
10/2024	EUR	249	277	0	(1)
10/2024	KRW	332,105	248	0	(4)
10/2024	PLN	209	55	0	0
10/2024	$714	BRL	3,969	15	0
10/2024	82	CNH	588	2	0
10/2024	59	EUR	53	0	0
10/2024	375	NZD	602	8	0
11/2024	CNH	3,447	$478	0	(16)
11/2024	TWD	5,477	172	0	(2)
11/2024	$55	PLN	209	0	0
12/2024	MXN	907	$45	0	(1)
01/2025	BRL	4,011	714	0	(15)
09/2025	ILS	994	272	3	0
05/2029	KWD	23	80	2	0
07/2029	3	10	0	0
BRC	10/2024	BRL	51	9	0	0
10/2024	GBP	2,977	3,927	0	(53)
10/2024	ILS	66	18	0	0
10/2024	NZD	170	107	0	(1)
10/2024	$9	BRL	51	0	0
10/2024	2,619	EUR	2,346	0	(8)
10/2024	87	PLN	335	0	0
10/2024	20	SEK	205	0	0
10/2024	153	TRY	5,450	5	0
11/2024	EUR	2,346	$2,623	8	0
11/2024	SEK	205	20	0	0
11/2024	TRY	541	15	0	(1)
11/2024	$107	NZD	170	1	0
11/2024	101	TRY	3,695	2	0
12/2024	133	5,022	5	0
01/2025	15	584	0	0
02/2025	12	485	0	0
BSH	10/2024	PEN	216	$57	0	(1)
10/2024	$51	PEN	189	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

	07/2025	PEN	190		$51	0	0
CBK	10/2024	GBP	42		56	0	0
	10/2024	ILS	34		9	0	0
	10/2024	KRW	237,960		178	0	(3)
	10/2024	PEN	107		28	0	(1)
	10/2024		$118	CNH	838	2	0
	10/2024		344	IDR	5,332,389	6	0
	10/2024		20	ILS	73	0	0
	10/2024		846	INR	71,162	2	0
	10/2024		34	PEN	126	0	0
	10/2024		170	ZAR	3,097	9	0
	10/2024	ZAR	278		$15	0	(1)
	11/2024	CNH	2,718		378	0	(11)
	11/2024	TWD	22,389		703	0	(8)
	11/2024		$1,632	BRL	9,162	44	0
	12/2024	MXN	3,030		$156	4	0
	12/2024	PEN	512		136	0	(2)
	07/2025		127		34	0	0
DUB	10/2024	BRL	931		165	0	(6)
	10/2024	KRW	225,076		169	0	(2)
	10/2024	PLN	259		68	0	0
	10/2024		$171	BRL	931	0	0
	10/2024		175	PLN	674	1	0
	11/2024		68		259	0	0
	12/2024	PEN	206		$54	0	(1)
	02/2025	MXN	2,465		122	0	(1)
	03/2025		$9	TRY	413	2	0
FAR	10/2024	JPY	276,214		$1,917	0	(4)
	10/2024	NZD	400		252	0	(3)
	10/2024		$421	AUD	612	2	0
	10/2024		1,134	JPY	162,853	0	(1)
	11/2024	AUD	612		$421	0	(2)
	11/2024		$1,917	JPY	274,941	4	0
	11/2024		252	NZD	400	3	0
	12/2024	PEN	255		$67	0	(2)
GLM	10/2024	BRL	17		3	0	0
	10/2024		$3	BRL	17	0	0
	10/2024		78	INR	6,574	0	0
	10/2024		181	PLN	719	6	0
	11/2024	MXN	1,194		$60	0	0
	12/2024		1,258		66	3	0
	02/2025		1,118		55	0	(1)
IND	10/2024	KRW	112,178		84	0	(1)
JPM	10/2024	CNH	2,953		413	0	(9)
	10/2024	ILS	556		151	2	0
	10/2024	KRW	126,006		94	0	(1)
	10/2024	NOK	199		19	0	0
	10/2024		$83	CNH	590	1	0
	10/2024		5	IDR	71,570	0	0
	10/2024		10	ILS	37	0	0
	10/2024		200	PLN	776	1	0
	10/2024		108	TRY	3,837	2	0
	10/2024	ZAR	357		$20	0	(1)
	11/2024	CNH	228		32	0	0
	11/2024	TRY	243		7	0	0
	11/2024	TWD	2,856		88	0	(3)
	11/2024		$19	NOK	199	0	0
	11/2024		151	TRY	5,599	6	0
	12/2024	MXN	438		$22	0	0
	12/2024		$150	TRY	5,634	3	0
	02/2025	TRY	387		$9	0	(1)
	02/2025		$28	TRY	1,111	1	0
	03/2025		8		365	2	0
	05/2025		158		6,941	6	0
MBC	10/2024	CNY	208		$30	0	0
	10/2024	KRW	425,336		318	0	(4)
	10/2024	PLN	234		61	1	0
	10/2024	SEK	205		20	0	0
	10/2024		$4,038	GBP	3,019	0	(2)
	10/2024		34	IDR	528,441	1	0
	10/2024		795	JPY	114,530	2	0
	10/2024		20	NOK	206	0	0
	10/2024		306	SGD	393	0	0
	10/2024		45	ZAR	797	1	0
	11/2024	GBP	3,019		$4,038	2	0
	11/2024	SGD	393		306	0	0
	11/2024	TWD	4,592		143	0	(2)
	11/2024		$165	PLN	636	1	(1)
MYI	10/2024	KRW	161,911		$121	0	(2)
	10/2024	NZD	32		20	0	0
	10/2024	SGD	393		302	0	(4)
	10/2024		$883	CAD	1,189	0	(3)
	10/2024		35	IDR	540,827	1	0
	11/2024	CAD	1,188		$883	3	0
	11/2024	TWD	2,961		94	0	0
	12/2024	MXN	1,617		81	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

NGF	10/2024	$109	IDR	1,679,550	2	0
RBC	12/2024	MXN	1,141	$57	0	0
SCX	10/2024	CAD	1,189	883	4	0
10/2024	EUR	2,150	2,389	0	(4)
10/2024	PEN	1,017	270	0	(5)
10/2024	$10	IDR	154,770	0	0
10/2024	317	INR	26,612	1	0
11/2024	CNH	1,879	$259	0	(10)
11/2024	TWD	1,183	37	0	(1)
SSB	12/2024	MXN	384	20	1	0
UAG	10/2024	AUD	612	416	0	(7)
10/2024	CHF	689	820	6	0
10/2024	$811	CHF	688	2	0
10/2024	76	PLN	294	1	0
10/2024	143	ZAR	2,622	8	0
11/2024	CHF	685	$811	0	(2)
11/2024	$21	TRY	783	1	0
11/2024	10	TWD	324	0	0
12/2024	MXN	4	$0	0	0
02/2025	$28	TRY	1,155	1	0

Total Forward Foreign Currency Contracts	$209	$(243)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Put - OTC USD versus TRY	TRY	35.400	11/05/2024	300	$(4)	$(3)
Put - OTC USD versus TRY	36.600	01/31/2025	100	(2)	(1)
Call - OTC USD versus TRY	44.150	01/31/2025	100	(2)	(1)

$(8)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	100	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	100	0	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	100	0	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	100	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	100	0	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	100	(1)	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE		Receive	2.985	10/15/2024	100	(1)		0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE		Pay	3.385	10/15/2024	100	(1)		(1)
MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE		Receive	3.046	10/21/2024	100	0		0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE		Pay	3.446	10/21/2024	100	0		0
UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE		Receive	3.145	10/28/2024	100	0		0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE		Pay	3.495	10/28/2024	100	0		0

								$(9)		$(7)

Total Written Options								$(17)		$(12)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.291%	$300	$(5)	$6	$1	$0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199	100	(1)	1	0	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291	200	(3)	3	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228	100	(9)	8	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156	100	(1)	1	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434	100	(11)	11	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662	100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966	300	(3)	4	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651	200	(9)	11	2	0

							$(45)	$49	$5	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$4,000	$(85)	$81	$0	$(4)
MYC	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	5,700	(2)	(31)	0	(33)

							$(87)	$50	$0	$(37)

Total Swap Agreements							$(132)	$99	$5	$(38)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Investmentsin Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$6,277	$0	$6,277
Ireland	0	670	0	670
Jersey, Channel Islands	0	401	0	401
United States	0	21,222	0	21,222
Loan Participations and Assignments
France	0	75	0	75
Jersey, Channel Islands	0	0	274	274
Netherlands	0	2	0	2
United States	0	21	614	635
Common Stocks
Australia
Consumer Staples	0	138	0	138
Industrials	0	392	0	392
Materials	0	1,651	0	1,651
Austria
Energy	0	135	0	135
Financials	0	415	0	415
Belgium
Financials	0	175	0	175
Brazil
Consumer Staples	247	0	0	247
Energy	603	0	0	603
Financials	185	0	0	185
Materials	853	0	0	853
Canada
Financials	162	0	0	162
China
Communication Services	0	740	0	740
Energy	0	332	0	332
Financials	0	1,484	0	1,484
Health Care	0	133	0	133
Czech Republic
Utilities	134	0	0	134
Denmark
Industrials	0	172	0	172
Finland
Utilities	0	158	0	158
France
Energy	0	307	0	307
Financials	0	630	0	630
Industrials	0	916	0	916
Utilities	0	280	0	280
Germany
Financials	0	798	0	798
Industrials	0	133	0	133
Materials	0	327	0	327
Greece
Financials	0	271	0	271
Hong Kong
Consumer Discretionary	0	208	0	208
Utilities	0	315	0	315
Indonesia
Communication Services	0	213	0	213
Financials	0	133	0	133
Ireland
Financials	0	234	0	234
Health Care	135	0	0	135
Italy
Financials	0	1,009	0	1,009
Utilities	0	1,394	0	1,394
Japan
Communication Services	0	192	0	192
Consumer Discretionary	0	1,173	0	1,173
Consumer Staples	0	782	0	782
Financials	0	455	0	455
Health Care	0	111	0	111
Industrials	0	755	0	755
Information Technology	0	132	0	132
Utilities	0	778	0	778
Luxembourg
Energy	0	168	0	168
Financials	0	0	86	86
Industrials	0	0	54	54
Malaysia
Utilities	0	197	0	197
Mexico
Consumer Staples	338	0	0	338
Materials	387	0	0	387
Netherlands
Consumer Discretionary	0	422	0	422
Norway
Communication Services	176	0	0	176
Energy	0	295	0	295
Poland

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Energy	0	179	0	179
Financials	0	291	0	291
Portugal
Consumer Staples	108	0	0	108
South Africa
Financials	400	1,113	0	1,513
South Korea
Consumer Discretionary	0	410	0	410
Consumer Staples	0	187	0	187
Financials	0	329	0	329
Spain
Consumer Discretionary	0	198	0	198
Energy	0	345	0	345
Financials	0	2,320	0	2,320
Industrials	0	190	0	190
Utilities	0	148	0	148
Switzerland
Consumer Staples	0	124	0	124
Financials	0	1,474	0	1,474
Health Care	0	3,255	0	3,255
Materials	0	1,096	0	1,096
Taiwan
Information Technology	0	3,075	0	3,075
Turkey
Energy	93	0	0	93
Financials	119	0	0	119
United Kingdom
Consumer Discretionary	0	179	0	179
Consumer Staples	0	2,561	0	2,561
Financials	0	926	0	926
Industrials	0	1,078	0	1,078
Materials	0	1,510	0	1,510
Utilities	0	794	0	794
United States
Communication Services	2,366	0	10	2,376
Consumer Discretionary	3,470	0	148	3,618
Consumer Staples	8,518	0	0	8,518
Energy	2,531	0	0	2,531
Financials	4,564	0	0	4,564
Health Care	8,853	0	226	9,079
Industrials	5,177	0	0	5,177
Information Technology	5,854	0	0	5,854
Corporate Bonds & Notes
Bermuda
Industrials	0	209	0	209
France
Banking & Finance	0	701	0	701
Germany
Banking & Finance	0	186	0	186
Ireland
Industrials	0	281	0	281
Italy
Banking & Finance	0	228	0	228
Japan
Banking & Finance	0	206	0	206
Industrials	0	823	0	823
Luxembourg
Industrials	0	200	0	200
Utilities	0	26	0	26
Saudi Arabia
Industrials	0	203	0	203
Spain
Banking & Finance	0	434	0	434
Switzerland
Banking & Finance	0	1,289	0	1,289
United Kingdom
Banking & Finance	0	1,224	0	1,224
Industrials	0	294	0	294
United States
Banking & Finance	0	919	0	919
Industrials	0	2,946	0	2,946
Utilities	0	1,033	0	1,033
Venezuela
Industrials	0	33	0	33
Non-Agency Mortgage-Backed Securities
Ireland	0	1,380	0	1,380
United Kingdom	0	3,672	0	3,672
United States	0	16,318	859	17,177
Municipal Bonds & Notes
Illinois	0	18	0	18
Puerto Rico	0	42	0	42
Preferred Stocks
Brazil
Utilities	666	0	0	666
South Korea
Industrials	0	106	0	106

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

United Kingdom
Banking & Finance	0	156	0	156
Real Estate Investment Trusts
United States
Real Estate	10,453	0	0	10,453
Sovereign Issues
Argentina	0	599	0	599
Israel	0	263	0	263
Mexico	0	1,283	0	1,283
Peru	0	749	0	749
Romania	0	334	0	334
South Africa	0	606	0	606
Turkey	0	588	0	588
Venezuela	0	23	0	23
U.S. Government Agencies
United States	0	55,622	0	55,622
U.S. Treasury Obligations
United States	0	20,172	0	20,172

$56,392	$182,169	$2,271	$240,832
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$608	$0	$0	$608

Total Investments	$57,000	$182,169	$2,271	$241,440

Short Sales, at Value - Liabilities
South Africa
Sovereign Issues	$0	$(6)	$0	$(6)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	248	0	261
Over the counter	0	214	0	214

$13	$462	$0	$475
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(169)	0	(188)
Over the counter	0	(293)	0	(293)

$(19)	$(462)	$0	$(481)

Total Financial Derivative Instruments	$(6)	$0	$0	$(6)

Totals	$56,994	$182,163	$2,271	$241,428

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Asset-Backed Securities
United States	$19	$0	$(2)	$0	$0	$1	$0	$(18)	$0	$0
Loan Participations and Assignments
Jersey, Channel Islands	270	0	(5)	0	0	9	0	0	274	8
United States	588	8	0	(1)	0	18	0	0	614	17
Common Stocks
Luxembourg
Financials	108	0	0	0	0	(22)	0	0	86	(22)
Industrials	51	0	0	0	0	3	0	0	54	3
United States
Communication Services(2)	6	0	0	0	0	4	0	0	10	4
Consumer Discretionary(3)	152	0	0	0	0	(4)	0	0	148	(4)
Health Care	207	0	0	0	0	19	0	0	226	19
Non-Agency Mortgage-Backed Securities
United States	103	860	(4)	0	1	4	0	(105)	859	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2024 (Unaudited)

Totals	$1,504	$869	$(11)	$(1)	$1	$32	$0	$(123)	$2,271	$24

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments
Jersey, Channel Islands	274	Discounted Cash Flow	Discount Rate	7.220	—
United States	124	Comparable Companies	EBITDA Multiple	X	15.500	—
490	Third Party Vendor	Broker Quote	103.500	—
Common Stocks
Luxembourg
Financials	$86	Comparable Companies	EBITDA Multiple	X	4.400	—
Industrials	54	Indicative Market Quotation	Broker Quote	$24.656	—
United States
Communication Services	1	Comparable Companies	EBITDA Multiple	X	4.439	—
9	Reference Instrument	Stock Price w/Liquidity Discount	10.000	—
Consumer Discretionary	148	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X /%	0.610/6.830/10.000	—
Health Care	226	Comparable Companies	EBITDA Multiple	X	15.500	—
Non-Agency Mortgage-Backed Securities
United States	859	Proxy Pricing	Base Price	99.999	—

Total	$2,271

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(3)	Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.

Schedule of Investments PIMCO RAE Emerging Markets Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 93.0%
BRAZIL 6.2%
COMMUNICATION SERVICES 0.1%
Telefonica Brasil SA	155,800	$1,596

CONSUMER DISCRETIONARY 0.4%
Vibra Energia SA	2,167,200	9,309

CONSUMER STAPLES 0.5%
JBS SA	1,507,600	8,753
Marfrig Global Foods SA (b)	605,000	1,515

		10,268

ENERGY 0.1%
Ultrapar Participacoes SA	660,565	2,572

FINANCIALS 0.4%
Banco do Brasil SA	761,180	3,798
Banco Santander Brasil SA	846,400	4,411

		8,209

MATERIALS 4.7%
Cia Siderurgica Nacional SA	1,427,300	3,377
Vale SA	8,374,400	97,630

		101,007

Total Brazil		132,961

CHILE 0.7%
CONSUMER DISCRETIONARY 0.0%
Empresas Copec SA	65,400	438

CONSUMER STAPLES 0.3%
Cencosud SA	3,014,243	6,083

FINANCIALS 0.2%
Banco de Chile	8,873,512	1,133
Banco Santander Chile	49,822,953	2,593

		3,726

MATERIALS 0.0%
Empresas CMPC SA	116,991	204

UTILITIES 0.2%
Colbun SA	8,670,910	1,174
Enel Chile SA	43,137,439	2,375

		3,549

Total Chile		14,000

CHINA 26.7%
COMMUNICATION SERVICES 0.8%
China Tower Corp. Ltd. 'H'	57,468,000	7,551
China United Network Communications Ltd. 'A'	11,753,300	8,924

		16,475

CONSUMER DISCRETIONARY 2.2%
BAIC Motor Corp. Ltd. 'H'	11,086,500	3,172

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Dongfeng Motor Group Co. Ltd. 'H'	6,416,000	2,068
Huayu Automotive Systems Co. Ltd. 'A'	707,537	1,794
SAIC Motor Corp. Ltd. 'A'	1,063,500	2,204
Topsports International Holdings Ltd.	5,021,000	2,187
Vipshop Holdings Ltd.	2,193,722	34,507
Zhongsheng Group Holdings Ltd.	400,500	727

		46,659

CONSUMER STAPLES 0.2%
Henan Shuanghui Investment & Development Co. Ltd. 'A'	348,800	1,340
Hengan International Group Co. Ltd.	483,500	1,651
Tingyi Cayman Islands Holding Corp.	602,000	864
Uni-President China Holdings Ltd.	233,000	217

		4,072

ENERGY 6.7%
China Petroleum & Chemical Corp. 'H'	118,310,400	72,748
China Shenhua Energy Co. Ltd. 'H'	2,634,000	11,731
PetroChina Co. Ltd. 'H'	70,032,000	56,493
Shaanxi Coal Industry Co. Ltd. 'A'	504,700	1,962

		142,934

FINANCIALS 10.8%
Bank of China Ltd. 'H'	114,110,000	53,289
China Cinda Asset Management Co. Ltd. 'H'	35,057,000	4,813
China CITIC Bank Corp. Ltd. 'H'	3,102,000	1,969
China Construction Bank Corp. 'H'	108,757,000	81,100
China Minsheng Banking Corp. Ltd. 'H'	3,652,500	1,480
Chongqing Rural Commercial Bank Co. Ltd. 'H'	2,057,000	1,062
Industrial & Commercial Bank of China Ltd. 'H'	45,789,000	26,982
Industrial Bank Co. Ltd. 'A'	950,000	2,588
Lufax Holding Ltd. ADR	916,498	3,199
People's Insurance Co. Group of China Ltd. 'H'	3,373,000	1,598
PICC Property & Casualty Co. Ltd. 'H'	10,462,000	15,487
Ping An Insurance Group Co. of China Ltd. 'H'	5,593,000	35,121
Shanghai Pudong Development Bank Co. Ltd. 'A'	1,470,800	2,099

		230,787

HEALTH CARE 0.7%
China Resources Pharmaceutical Group Ltd.	5,618,500	4,320
Sinopharm Group Co. Ltd. 'H'	4,269,200	11,263

		15,583

INDUSTRIALS 1.8%
China Communications Services Corp. Ltd. 'H'	7,298,000	3,918
China International Marine Containers Group Co. Ltd. 'H'	2,055,800	1,603
China Lesso Group Holdings Ltd. 'L'	963,000	485
China State Construction Engineering Corp. Ltd. 'A'	5,051,100	4,407
CITIC Ltd.	5,017,000	5,832
COSCO SHIPPING Holdings Co. Ltd. 'H'	3,106,000	5,190
CRRC Corp. Ltd. 'H'	4,922,000	3,204
Daqin Railway Co. Ltd. 'A'	2,710,900	2,639
Fosun International Ltd.	692,000	440
Sinopec Engineering Group Co. Ltd. 'H'	2,894,500	1,996
Sinotrans Ltd. 'H'	3,709,000	1,881
Sinotruk Hong Kong Ltd.	1,806,500	5,426
Xiamen ITG Group Corp. Ltd. 'A'	1,424,600	1,495

		38,516

INFORMATION TECHNOLOGY 2.1%
AAC Technologies Holdings, Inc.	2,276,000	9,279
Lenovo Group Ltd.	23,970,000	32,133
Sunny Optical Technology Group Co. Ltd.	566,500	4,099

		45,511

MATERIALS 1.1%
Angang Steel Co. Ltd. 'H'	3,586,000	708
Anhui Conch Cement Co. Ltd. 'H'	1,782,000	5,196
Baoshan Iron & Steel Co. Ltd. 'A'	2,919,000	2,872
China Hongqiao Group Ltd.	2,742,500	4,499
China National Building Material Co. Ltd. 'H'	3,946,000	1,713
Jiangxi Copper Co. Ltd. 'H'	2,344,000	4,709
Luxi Chemical Group Co. Ltd. 'A'	484,100	856
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	13,712,000	2,112

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Xinyu Iron & Steel Co. Ltd. 'A'	548,300	280

		22,945

REAL ESTATE 0.3%
Agile Group Holdings Ltd. ^(a)(b)(d)	6,014,000	570
CIFI Holdings Group Co. Ltd. (b)	6,754,000	375
Country Garden Holdings Co. Ltd. «(b)(d)	6,194,000	193
Longfor Group Holdings Ltd.	1,925,000	3,627
Seazen Group Ltd.	4,550,000	1,463
Shui On Land Ltd.	7,148,000	749

		6,977

Total China		570,459

GREECE 0.6%
COMMUNICATION SERVICES 0.3%
Hellenic Telecommunications Organization SA (d)	334,262	5,768

ENERGY 0.1%
Helleniq Energy Holdings SA	94,330	733
Motor Oil Hellas Corinth Refineries SA	73,625	1,744

		2,477

INDUSTRIALS 0.2%
Star Bulk Carriers Corp.	213,733	5,063

Total Greece		13,308

HONG KONG 1.7%
FINANCIALS 0.2%
BOC Hong Kong Holdings Ltd.	595,500	1,887
China Taiping Insurance Holdings Co. Ltd.	994,000	1,581

		3,468

INDUSTRIALS 0.3%
China Everbright Environment Group Ltd.	4,082,000	1,957
China State Construction International Holdings Ltd.	188,000	292
Orient Overseas International Ltd.	161,000	2,266
Shanghai Industrial Holdings Ltd.	713,000	1,104
Shenzhen International Holdings Ltd.	1,942,500	1,721

		7,340

MATERIALS 0.0%
China Resources Building Materials Technology Holdings Ltd.	1,054,000	293

UTILITIES 1.2%
Beijing Enterprises Holdings Ltd.	334,000	1,188
Beijing Enterprises Water Group Ltd.	4,870,000	1,511
China Resources Gas Group Ltd.	183,700	735
China Resources Power Holdings Co. Ltd.	2,680,000	7,225
Guangdong Investment Ltd.	974,000	651
Kunlun Energy Co. Ltd.	13,030,000	13,389

		24,699

Total Hong Kong		35,800

INDIA 19.2%
COMMUNICATION SERVICES 0.4%
Indus Towers Ltd. (b)	2,021,176	9,469

CONSUMER DISCRETIONARY 0.7%
Bajaj Auto Ltd.	15,130	2,228
Hero MotoCorp Ltd.	147,464	10,055
Rajesh Exports Ltd.	567,707	1,965

		14,248

CONSUMER STAPLES 0.1%
ITC Ltd.	390,564	2,414

ENERGY 6.3%
Bharat Petroleum Corp. Ltd.	3,840,681	16,925
Chennai Petroleum Corp. Ltd.	99,624	1,113

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Coal India Ltd.	2,330,781	14,164
Great Eastern Shipping Co. Ltd. 'F'	92,678	1,330
Hindustan Petroleum Corp. Ltd.	3,649,192	19,147
Indian Oil Corp. Ltd.	16,021,968	34,433
Oil & Natural Gas Corp. Ltd.	8,648,838	30,773
Oil India Ltd.	1,576,525	10,920
Petronet LNG Ltd.	1,664,989	6,793

		135,598

FINANCIALS 3.4%
General Insurance Corp. of India	409,619	1,941
Housing & Urban Development Corp. Ltd.	1,214,164	3,504
Power Finance Corp. Ltd.	5,130,971	29,912
REC Ltd.	2,801,489	18,546
Sammaan Capital Ltd.	9,905,617	19,265

		73,168

HEALTH CARE 0.3%
Aurobindo Pharma Ltd.	120,953	2,107
Glenmark Pharmaceuticals Ltd.	203,589	4,066

		6,173

INDUSTRIALS 0.6%
Amara Raja Energy & Mobility Ltd.	68,339	1,162
Bharat Heavy Electricals Ltd.	3,427,394	11,407

		12,569

INFORMATION TECHNOLOGY 0.1%
Oracle Financial Services Software Ltd.	5,929	810
Redington Ltd.	807,228	1,780

		2,590

MATERIALS 4.9%
Chambal Fertilisers & Chemicals Ltd.	284,373	1,796
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	166,206	1,339
Gujarat State Fertilizers & Chemicals Ltd. 'F'	652,901	1,701
Jindal Saw Ltd.	454,287	4,036
Jindal Steel & Power Ltd.	809,025	10,019
National Aluminium Co. Ltd.	10,000,912	25,112
Steel Authority of India Ltd.	1,944,679	3,277
Tata Steel Ltd.	3,883,222	7,816
Vedanta Ltd.	7,933,422	48,481

		103,577

UTILITIES 2.4%
CESC Ltd.	440,984	1,061
GAIL India Ltd.	5,230,733	14,995
NTPC Ltd.	2,859,583	15,088
Power Grid Corp. of India Ltd.	1,663,640	7,017
PTC India Ltd.	1,714,216	4,285
Reliance Infrastructure Ltd. (b)	720,455	2,888
Reliance Power Ltd. (b)	10,860,868	6,314

		51,648

Total India		411,454

INDONESIA 1.6%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk PT	24,760,400	4,903

CONSUMER STAPLES 0.1%
Gudang Garam Tbk PT (b)	826,300	867
Hanjaya Mandala Sampoerna Tbk PT	14,196,100	713

		1,580

ENERGY 0.8%
Adaro Energy Indonesia Tbk PT	26,618,000	6,700
AKR Corporindo Tbk PT	7,933,000	812
Bukit Asam Tbk PT	6,299,400	1,281
Indo Tambangraya Megah Tbk PT	3,063,200	5,357

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

United Tractors Tbk PT	2,186,400	3,927

		18,077

FINANCIALS 0.1%
Bank Mandiri Persero Tbk PT	6,531,800	3,004

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	6,430,500	733

INDUSTRIALS 0.1%
Astra International Tbk PT	5,342,600	1,779

MATERIALS 0.1%
Indocement Tunggal Prakarsa Tbk PT	2,820,900	1,270

UTILITIES 0.2%
Perusahaan Gas Negara Tbk PT	35,068,200	3,321

Total Indonesia		34,667

KUWAIT 0.0%
COMMUNICATION SERVICES 0.0%
Mobile Telecommunications Co. KSCP	264,510	412

Total Kuwait		412

MALAYSIA 2.0%
CONSUMER DISCRETIONARY 0.1%
Genting Bhd.	2,068,800	2,119

ENERGY 0.1%
Petronas Dagangan Bhd.	182,900	792

FINANCIALS 0.7%
Alliance Bank Malaysia Bhd.	506,400	547
AMMB Holdings Bhd.	974,800	1,182
CIMB Group Holdings Bhd.	1,617,800	3,166
Malayan Banking Bhd.	3,295,100	8,376
Public Bank Bhd.	342,100	378
RHB Bank Bhd.	553,600	830

		14,479

HEALTH CARE 0.3%
Hartalega Holdings Bhd.	2,689,600	1,821
Kossan Rubber Industries Bhd.	1,155,800	523
Supermax Corp. Bhd. (b)	1,663,000	335
Top Glove Corp. Bhd. (b)	16,302,700	3,955

		6,634

INDUSTRIALS 0.4%
Capital A Bhd. (b)	20,265,000	4,866
IJM Corp. Bhd.	2,275,300	1,619
Sime Darby Bhd.	3,012,600	1,796

		8,281

REAL ESTATE 0.0%
Sime Darby Property Bhd.	2,118,200	756

UTILITIES 0.4%
Tenaga Nasional Bhd.	2,163,200	7,584
YTL Corp. Bhd.	2,237,700	1,369

		8,953

Total Malaysia		42,014

MEXICO 1.6%
COMMUNICATION SERVICES 0.0%
Megacable Holdings SAB de CV	211,739	439

CONSUMER DISCRETIONARY 0.0%
Nemak SAB de CV (b)	3,123,100	319

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

CONSUMER STAPLES 0.1%
Coca-Cola Femsa SAB de CV	189,900	1,681

FINANCIALS 0.1%
Grupo Financiero Inbursa SAB de CV (b)	1,180,998	2,675

INDUSTRIALS 0.3%
Alfa SAB de CV 'A'	7,490,741	6,129

MATERIALS 1.1%
Alpek SAB de CV (d)	1,105,306	707
Cemex SAB de CV	31,792,558	19,473
Orbia Advance Corp. SAB de CV	1,867,800	1,888

		22,068

Total Mexico		33,311

PHILIPPINES 0.3%
COMMUNICATION SERVICES 0.1%
PLDT, Inc.	79,155	2,101

ENERGY 0.1%
Semirara Mining & Power Corp.	2,292,500	1,330

INDUSTRIALS 0.1%
Alliance Global Group, Inc.	4,455,700	746
DMCI Holdings, Inc.	7,951,200	1,631

		2,377

Total Philippines		5,808

POLAND 0.3%
COMMUNICATION SERVICES 0.0%
Cyfrowy Polsat SA	242,395	803

FINANCIALS 0.2%
Powszechny Zaklad Ubezpieczen SA	299,556	3,275

UTILITIES 0.1%
PGE Polska Grupa Energetyczna SA (b)	804,937	1,504

Total Poland		5,582

QATAR 0.0%
COMMUNICATION SERVICES 0.0%
Ooredoo QPSC	125,844	405

Total Qatar		405

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(d)	290,070	0
Rostelecom PJSC «(d)	341,490	0
Sistema AFK PAO «	1,963,160	0

		0

ENERGY 0.0%
Gazprom PJSC «(b)	3,725,600	0
LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	4,916,745	0
VTB Bank PJSC «(b)	4,772,724	0

		0

MATERIALS 0.0%
Alrosa PJSC «	2,122,120	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

MMC Norilsk Nickel PJSC «	379,700	0
Novolipetsk Steel PJSC «	3,113,725	0
Severstal PAO «	339,609	0

		0

UTILITIES 0.0%
Federal Grid Co. - Rosseti PJSC «(b)	591,291,707	1
Inter RAO UES PJSC «	15,264,000	0
Unipro PJSC «(b)	3,938,000	0

		1

Total Russia		1

SAUDI ARABIA 0.5%
COMMUNICATION SERVICES 0.2%
Saudi Telecom Co.	360,628	4,202

FINANCIALS 0.0%
Banque Saudi Fransi	22,539	194

MATERIALS 0.2%
Sahara International Petrochemical Co.	80,496	630
Saudi Basic Industries Corp.	110,060	2,197
Yanbu National Petrochemical Co.	99,925	1,138

		3,965

UTILITIES 0.1%
Saudi Electricity Co.	332,354	1,478

Total Saudi Arabia		9,839

SOUTH AFRICA 3.1%
COMMUNICATION SERVICES 0.4%
MTN Group Ltd.	947,127	5,034
MultiChoice Group (b)	201,773	1,273
Telkom SA SOC Ltd. (b)	1,659,224	2,534
Vodacom Group Ltd.	144,508	915

		9,756

CONSUMER DISCRETIONARY 0.1%
Motus Holdings Ltd.	426,773	3,001

CONSUMER STAPLES 0.2%
SPAR Group Ltd.	170,844	1,336
Tiger Brands Ltd.	286,128	3,859

		5,195

ENERGY 0.1%
Exxaro Resources Ltd. (d)	156,515	1,554

FINANCIALS 1.4%
Absa Group Ltd.	332,198	3,373
Investec Ltd.	47,920	364
Momentum Group Ltd. (d)	2,479,915	4,230
Nedbank Group Ltd.	759,208	13,113
Old Mutual Ltd. (d)	3,566,095	2,828
Standard Bank Group Ltd.	414,994	5,811

		29,719

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	1,291,774	1,196

INDUSTRIALS 0.1%
Barloworld Ltd.	399,824	1,999

MATERIALS 0.7%
African Rainbow Minerals Ltd.	48,956	538
Anglo American Platinum Ltd.	45,514	1,637
Impala Platinum Holdings Ltd.	332,786	1,865
Kumba Iron Ore Ltd.	118,536	2,751
Sappi Ltd.	247,630	694

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Sibanye Stillwater Ltd. (d)	6,537,796	6,756

		14,241

Total South Africa		66,661

SOUTH KOREA 12.2%
COMMUNICATION SERVICES 1.6%
KT Corp.	887,209	27,154
LG Uplus Corp.	508,463	3,805
NCSoft Corp.	4,064	591
SK Telecom Co. Ltd.	81,453	3,469

		35,019

CONSUMER DISCRETIONARY 2.4%
Coway Co. Ltd.	5,924	299
Hankook Tire & Technology Co. Ltd.	92,957	2,930
HL Mando Co. Ltd.	13,503	380
Hyundai Mobis Co. Ltd.	14,058	2,328
Hyundai Wia Corp.	30,897	1,217
Kia Corp.	281,405	21,428
LG Electronics, Inc.	238,622	19,000
Lotte Shopping Co. Ltd.	53,692	2,518
Shinsegae, Inc.	14,782	1,793

		51,893

CONSUMER STAPLES 0.7%
Amorepacific Group	47,132	1,001
KT&G Corp.	127,860	10,600
LG H&H Co. Ltd.	12,168	3,507

		15,108

ENERGY 0.1%
S-Oil Corp.	32,891	1,543

FINANCIALS 2.0%
BNK Financial Group, Inc.	112,791	778
DB Insurance Co. Ltd.	63,341	5,443
Hanwha Life Insurance Co. Ltd.	1,872,519	4,106
Hyundai Marine & Fire Insurance Co. Ltd.	190,122	4,788
KB Financial Group, Inc.	31,998	1,974
Samsung Card Co. Ltd.	83,190	2,616
Samsung Fire & Marine Insurance Co. Ltd.	21,941	5,799
Samsung Life Insurance Co. Ltd.	30,644	2,189
Shinhan Financial Group Co. Ltd.	256,139	10,863
Woori Financial Group, Inc.	293,520	3,465

		42,021

INDUSTRIALS 2.4%
CJ Corp.	77,952	7,065
CJ Logistics Corp.	18,779	1,332
Daewoo Engineering & Construction Co. Ltd. (b)	605,509	1,770
DL E&C Co. Ltd.	67,530	1,527
Doosan Co. Ltd.	47,175	6,100
GS Engineering & Construction Corp.	133,812	1,872
GS Holdings Corp.	35,997	1,166
Hanwha Corp.	291,753	6,455
Hyundai Engineering & Construction Co. Ltd.	401,421	9,343
Hyundai Glovis Co. Ltd.	91,596	8,534
LX International Corp.	168,471	3,866
SK Networks Co. Ltd.	447,449	1,660
SK, Inc.	8,722	1,020

		51,710

INFORMATION TECHNOLOGY 0.4%
LG Display Co. Ltd.	893,046	7,450

MATERIALS 2.0%
Hyundai Steel Co.	48,613	1,034
Kumho Petrochemical Co. Ltd.	10,301	1,238
Posco Holdings, Inc.	137,490	40,363

		42,635

UTILITIES 0.6%
Korea Electric Power Corp. (b)	793,605	12,403

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Korea Gas Corp.	36,445	1,293

		13,696

Total South Korea		261,075

TAIWAN 10.6%
COMMUNICATION SERVICES 0.2%
Chunghwa Telecom Co. Ltd.	350,000	1,386
Far EasTone Telecommunications Co. Ltd.	716,000	2,049

		3,435

CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	1,990,000	3,249
China Motor Corp.	1,331,000	3,102
Pou Chen Corp.	3,956,000	4,500

		10,851

CONSUMER STAPLES 0.1%
Uni-President Enterprises Corp.	799,000	2,186

INDUSTRIALS 4.3%
Evergreen Marine Corp. Taiwan Ltd.	9,275,000	58,946
Far Eastern New Century Corp.	552,000	666
Wan Hai Lines Ltd.	2,495,000	7,703
Yang Ming Marine Transport Corp.	11,021,000	23,992

		91,307

INFORMATION TECHNOLOGY 5.5%
Asustek Computer, Inc.	308,337	5,356
AUO Corp.	6,199,000	3,325
Catcher Technology Co. Ltd.	1,448,000	10,808
Chicony Electronics Co. Ltd.	578,771	2,984
Compal Electronics, Inc.	17,497,000	18,360
FLEXium Interconnect, Inc.	526,000	1,304
General Interface Solution Holding Ltd.	483,871	891
Innolux Corp.	7,045,800	3,586
Macronix International Co. Ltd.	982,000	830
MediaTek, Inc.	489,000	18,022
Micro-Star International Co. Ltd.	407,000	2,225
Nanya Technology Corp.	531,000	794
Novatek Microelectronics Corp.	536,000	8,727
Pegatron Corp.	6,224,000	20,194
Powertech Technology, Inc.	1,401,000	6,038
Primax Electronics Ltd.	1,057,000	3,025
Radiant Opto-Electronics Corp.	951,000	5,825
Silicon Motion Technology Corp.	32,081	1,949
Supreme Electronics Co. Ltd.	843,000	1,753
TPK Holding Co. Ltd.	716,000	998
WPG Holdings Ltd.	560,320	1,326

		118,320

MATERIALS 0.0%
Tung Ho Steel Enterprise Corp.	128,000	320

REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	186,000	421

Total Taiwan		226,840

THAILAND 5.0%
COMMUNICATION SERVICES 0.1%
Jasmine International PCL	27,151,223	2,518

CONSUMER DISCRETIONARY 0.1%
Sri Trang Agro-Industry PCL	2,756,500	2,132

CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	2,023,800	1,500

ENERGY 1.0%
IRPC PCL	26,569,300	1,443
PTT PCL	15,534,000	16,373

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Star Petroleum Refining PCL	14,154,900	3,099

		20,915

FINANCIALS 3.3%
Kasikornbank PCL	3,152,800	14,679
Krung Thai Bank PCL	4,474,200	2,853
SCB PCL	10,081,000	34,061
Thai Life Insurance PCL	3,182,700	1,062
Thanachart Capital PCL	7,777,604	12,175
Tisco Financial Group PCL	2,162,900	6,487

		71,317

HEALTH CARE 0.0%
Sri Trang Gloves Thailand PCL	1,530,100	583

INDUSTRIALS 0.0%
Regional Container Lines PCL	1,121,900	933

MATERIALS 0.2%
PTT Global Chemical PCL	3,640,700	3,366
Siam City Cement PCL	126,300	626

		3,992

REAL ESTATE 0.2%
3BB Internet Infrastructure Fund	2,134,600	431
Land & Houses PCL	8,640,100	1,710
Pruksa Holding PCL	767,800	216
Supalai PCL	1,465,600	935

		3,292

Total Thailand		107,182

TURKEY 0.6%
FINANCIALS 0.5%
Haci Omer Sabanci Holding AS	821,859	2,340
Is Yatirim Menkul Degerler AS 'A'	8,038,855	8,251

		10,591

INDUSTRIALS 0.1%
AG Anadolu Grubu Holding AS	210,565	1,919

Total Turkey		12,510

UNITED ARAB EMIRATES 0.1%
FINANCIALS 0.1%
Dubai Islamic Bank PJSC	642,589	1,102
Emirates NBD Bank PJSC	354,924	1,962

		3,064

Total United Arab Emirates		3,064

Total Common Stocks (Cost $1,632,623)		1,987,353

PREFERRED STOCKS 5.8%
BRAZIL 5.7%
INDUSTRIALS 0.8%
Braskem SA	536,000	1,961
Gerdau SA	2,623,900	9,200
Metalurgica Gerdau SA	2,401,800	4,814
Usinas Siderurgicas de Minas Gerais SA Usiminas 'A'	1,542,700	1,767

		17,742

UTILITIES 4.9%
Cia Energetica de Minas Gerais	3,772,770	7,895
Companhia Paranaense de Energia	2,599,000	4,861

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Petroleo Brasileiro SA	13,796,200	91,195

		103,951

Total Brazil		121,693

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA	524,462	1,771

Total Chile		1,771

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC «	31,237	0
Transneft PJSC «	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $132,212)		123,464

REAL ESTATE INVESTMENT TRUSTS 0.2%
SOUTH AFRICA 0.2%
REAL ESTATE 0.2%
Growthpoint Properties Ltd. (d)	4,838,576	3,929
Redefine Properties Ltd.	3,894,988	1,125

		5,054

Total Real Estate Investment Trusts (Cost $4,266)		5,054

Total Investments in Securities (Cost $1,769,101)		2,115,871

INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund 4.950% (c)(d)(e)	5,455,711	5,456

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	1,174,765	11,438

Total Short-Term Instruments (Cost $16,893)		16,894

Total Investments in Affiliates (Cost $16,893)		16,894

Total Investments 99.8% (Cost $1,785,994)		$2,132,765
Other Assets and Liabilities, net 0.2%		5,335

Net Assets 100.0%		$2,138,100

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $4,923 were out on loan in exchange for $5,481 of cash collateral as of September 30, 2024.
(e)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$1,596	$0	$0	$1,596
	Consumer Discretionary	9,309	0	0	9,309
	Consumer Staples	10,268	0	0	10,268
	Energy	2,572	0	0	2,572
	Financials	8,209	0	0	8,209
	Materials	101,007	0	0	101,007
Chile
	Consumer Discretionary	0	438	0	438
	Consumer Staples	6,083	0	0	6,083
	Financials	0	3,726	0	3,726
	Materials	204	0	0	204
	Utilities	3,549	0	0	3,549
China
	Communication Services	0	16,475	0	16,475
	Consumer Discretionary	34,507	12,152	0	46,659
	Consumer Staples	0	4,072	0	4,072
	Energy	0	142,934	0	142,934
	Financials	3,199	227,588	0	230,787
	Health Care	0	15,583	0	15,583
	Industrials	5,426	33,090	0	38,516
	Information Technology	0	45,511	0	45,511
	Materials	0	22,945	0	22,945
	Real Estate	0	6,784	193	6,977
Greece
	Communication Services	0	5,768	0	5,768
	Energy	0	2,477	0	2,477
	Industrials	5,063	0	0	5,063
Hong Kong
	Financials	0	3,468	0	3,468
	Industrials	0	7,340	0	7,340
	Materials	0	293	0	293
	Utilities	0	24,699	0	24,699
India
	Communication Services	0	9,469	0	9,469
	Consumer Discretionary	0	14,248	0	14,248
	Consumer Staples	0	2,414	0	2,414
	Energy	0	135,598	0	135,598
	Financials	0	73,168	0	73,168
	Health Care	0	6,173	0	6,173
	Industrials	0	12,569	0	12,569
	Information Technology	0	2,590	0	2,590
	Materials	0	103,577	0	103,577
	Utilities	0	51,648	0	51,648
Indonesia
	Communication Services	0	4,903	0	4,903
	Consumer Staples	713	867	0	1,580
	Energy	5,357	12,720	0	18,077
	Financials	0	3,004	0	3,004
	Health Care	733	0	0	733
	Industrials	0	1,779	0	1,779
	Materials	0	1,270	0	1,270
	Utilities	0	3,321	0	3,321
Kuwait
	Communication Services	0	412	0	412

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Malaysia
Consumer Discretionary	0	2,119	0	2,119
Energy	0	792	0	792
Financials	0	14,479	0	14,479
Health Care	0	6,634	0	6,634
Industrials	4,866	3,415	0	8,281
Real Estate	0	756	0	756
Utilities	0	8,953	0	8,953
Mexico
Communication Services	439	0	0	439
Consumer Discretionary	319	0	0	319
Consumer Staples	1,681	0	0	1,681
Financials	2,675	0	0	2,675
Industrials	6,129	0	0	6,129
Materials	22,068	0	0	22,068
Philippines
Communication Services	0	2,101	0	2,101
Energy	0	1,330	0	1,330
Industrials	746	1,631	0	2,377
Poland
Communication Services	0	803	0	803
Financials	0	3,275	0	3,275
Utilities	0	1,504	0	1,504
Qatar
Communication Services	405	0	0	405
Russia
Utilities	0	0	1	1
Saudi Arabia
Communication Services	0	4,202	0	4,202
Financials	0	194	0	194
Materials	2,197	1,768	0	3,965
Utilities	0	1,478	0	1,478
South Africa
Communication Services	7,222	2,534	0	9,756
Consumer Discretionary	3,001	0	0	3,001
Consumer Staples	3,859	1,336	0	5,195
Energy	0	1,554	0	1,554
Financials	10,795	18,924	0	29,719
Health Care	1,196	0	0	1,196
Industrials	0	1,999	0	1,999
Materials	2,751	11,490	0	14,241
South Korea
Communication Services	0	35,019	0	35,019
Consumer Discretionary	0	51,893	0	51,893
Consumer Staples	0	15,108	0	15,108
Energy	0	1,543	0	1,543
Financials	0	42,021	0	42,021
Industrials	0	51,710	0	51,710
Information Technology	0	7,450	0	7,450
Materials	0	42,635	0	42,635
Utilities	0	13,696	0	13,696
Taiwan
Communication Services	0	3,435	0	3,435
Consumer Discretionary	0	10,851	0	10,851
Consumer Staples	0	2,186	0	2,186
Industrials	0	91,307	0	91,307
Information Technology	1,949	116,371	0	118,320
Materials	0	320	0	320
Real Estate	0	421	0	421
Thailand
Communication Services	0	2,518	0	2,518
Consumer Discretionary	0	2,132	0	2,132
Consumer Staples	0	1,500	0	1,500
Energy	0	20,915	0	20,915
Financials	6,487	64,830	0	71,317
Health Care	0	583	0	583
Industrials	0	933	0	933
Materials	626	3,366	0	3,992
Real Estate	647	2,645	0	3,292
Turkey
Financials	10,591	0	0	10,591
Industrials	1,919	0	0	1,919
United Arab Emirates
Financials	1,962	1,102	0	3,064
Preferred Stocks
Brazil
Industrials	17,742	0	0	17,742
Utilities	103,951	0	0	103,951
Chile
Industrials	0	1,771	0	1,771
Real Estate Investment Trusts
South Africa
Real Estate	5,054	0	0	5,054

	$419,072	$1,696,605	$194	$2,115,871
Investments in Affiliates, at Value

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2024 (Unaudited)

Short-Term Instruments
Mutual Funds	5,456	0	0	5,456
Central Funds Used for Cash Management Purposes	11,438	0	0	11,438

Total Investments	$435,966	$1,696,605	$194	$2,132,765

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO RAE Global ex-US Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.8%
MUTUAL FUNDS (a) 99.8%
UNITED STATES 99.8%
PIMCO RAE Emerging Markets Fund	2,528,792	29,637
PIMCO RAE International Fund	9,883,626	87,075

Total Mutual Funds (Cost $106,700)		116,712

Total Investments in Affiliates (Cost $106,700)		116,712

Total Investments 99.8% (Cost $106,700)		$116,712
Other Assets and Liabilities, net 0.2%		178

Net Assets 100.0%		$116,890

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Affiliates, at Value
Mutual Funds
United States	$116,712	$0	$0	$116,712

Total Investments	$116,712	$0	$0	$116,712

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO RAE International Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.8% ¤
COMMON STOCKS 94.2%
AUSTRALIA 4.6%
COMMUNICATION SERVICES 0.2%
Telstra Group Ltd.	447,904	$1,199

CONSUMER DISCRETIONARY 0.1%
JB Hi-Fi Ltd.	14,238	783

CONSUMER STAPLES 0.1%
Metcash Ltd.	256,408	634

ENERGY 0.3%
Ampol Ltd.	37,390	789
Viva Energy Group Ltd.	369,833	746

		1,535

FINANCIALS 0.7%
Medibank Pvt Ltd.	189,150	477
Suncorp Group Ltd.	291,375	3,639

		4,116

INDUSTRIALS 0.5%
Aurizon Holdings Ltd.	487,578	1,186
Brambles Ltd.	50,360	661
Downer EDI Ltd.	176,200	665

		2,512

MATERIALS 1.3%
BlueScope Steel Ltd.	63,092	963
Rio Tinto Ltd.	72,552	6,417
Sims Ltd.	7,756	67

		7,447

UTILITIES 1.4%
AGL Energy Ltd.	939,686	7,678

Total Australia		25,904

AUSTRIA 0.4%
INDUSTRIALS 0.0%
Strabag SE	2,287	95

MATERIALS 0.4%
voestalpine AG	55,075	1,431
Wienerberger AG	21,957	726

		2,157

Total Austria		2,252

BELGIUM 1.0%
COMMUNICATION SERVICES 0.2%
Proximus SADP	164,841	1,284

CONSUMER STAPLES 0.2%
Colruyt Group NV	18,938	881

FINANCIALS 0.5%
Ageas SA	56,864	3,034

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

HEALTH CARE 0.1%
UCB SA	1,682	304

INDUSTRIALS 0.0%
bpost SA	70,263	201

MATERIALS 0.0%
Bekaert SA	2,407	99

Total Belgium		5,803

CANADA 7.4%
CONSUMER DISCRETIONARY 1.9%
Canadian Tire Corp. Ltd. 'A'	2,951	354
Gildan Activewear, Inc.	19,891	936
Linamar Corp.	8,100	378
Magna International, Inc.	230,667	9,462

		11,130

CONSUMER STAPLES 0.5%
Empire Co. Ltd. 'A'	9,200	281
George Weston Ltd.	7,061	1,185
Loblaw Cos., Ltd.	9,500	1,265

		2,731

ENERGY 2.6%
ARC Resources Ltd.	42,900	725
Imperial Oil Ltd.	30,300	2,132
Suncor Energy, Inc.	318,641	11,761

		14,618

FINANCIALS 0.9%
Bank of Nova Scotia	26,100	1,422
CI Financial Corp.	103,951	1,415
IGM Financial, Inc.	5,000	150
Manulife Financial Corp.	33,300	984
Onex Corp.	13,210	925
Sun Life Financial, Inc.	9,353	543

		5,439

HEALTH CARE 0.2%
Bausch Health Cos., Inc. (a)	150,100	1,225

INDUSTRIALS 0.2%
Finning International, Inc.	34,300	1,126

INFORMATION TECHNOLOGY 0.4%
CGI, Inc. (a)	19,300	2,221

MATERIALS 0.4%
Canfor Corp. (a)	8,400	106
Methanex Corp.	1,200	50
West Fraser Timber Co. Ltd.	20,100	1,958

		2,114

UTILITIES 0.3%
Atco Ltd. 'I'	43,781	1,551

Total Canada		42,155

DENMARK 2.1%
HEALTH CARE 0.2%
H Lundbeck AS	144,916	937
H Lundbeck AS 'A'	315	2

		939

INDUSTRIALS 1.9%
AP Moller - Maersk AS 'B'	5,960	10,029
DS Norden AS	9,978	415

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

ISS AS	22,048	440

		10,884

Total Denmark		11,823

FINLAND 1.3%
CONSUMER STAPLES 0.2%
Kesko Oyj 'B'	57,621	1,229

FINANCIALS 0.4%
Sampo Oyj 'A'	49,776	2,322

INFORMATION TECHNOLOGY 0.2%
Nokia Oyj	258,975	1,131

MATERIALS 0.2%
Outokumpu Oyj	206,814	835

UTILITIES 0.3%
Fortum Oyj	104,221	1,715

Total Finland		7,232

FRANCE 5.6%
COMMUNICATION SERVICES 0.7%
Orange SA	279,372	3,199
Vivendi SE	86,087	996

		4,195

CONSUMER DISCRETIONARY 1.6%
Cie Generale des Etablissements Michelin SCA	99,326	4,034
Renault SA	81,237	3,532
Valeo SE	115,133	1,393

		8,959

CONSUMER STAPLES 0.2%
Carrefour SA	65,951	1,125

FINANCIALS 0.4%
Amundi SA	8,299	620
AXA SA	37,214	1,433

		2,053

HEALTH CARE 1.4%
Sanofi SA	70,880	8,161

INDUSTRIALS 1.3%
Bouygues SA	12,211	409
Cie de Saint-Gobain SA	76,118	6,942

		7,351

Total France		31,844

GERMANY 5.6%
CONSUMER DISCRETIONARY 1.7%
Bayerische Motoren Werke AG	85,674	7,576
Continental AG	30,338	1,966

		9,542

HEALTH CARE 0.3%
Fresenius Medical Care AG	17,431	741
Fresenius SE & Co. KGaA	27,028	1,031

		1,772

MATERIALS 3.6%
Aurubis AG (c)	9,465	695
BASF SE	269,330	14,275

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

Heidelberg Materials AG	52,003	5,665

		20,635

Total Germany		31,949

HONG KONG 2.6%
COMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	108,000	138
PCCW Ltd.	453,000	248

		386

CONSUMER DISCRETIONARY 0.2%
Skyworth Group Ltd.	1,414,215	634
Yue Yuen Industrial Holdings Ltd.	309,000	586

		1,220

CONSUMER STAPLES 0.4%
First Pacific Co. Ltd.	322,000	178
WH Group Ltd.	2,899,000	2,283

		2,461

HEALTH CARE 0.1%
Sino Biopharmaceutical Ltd.	830,000	392

INDUSTRIALS 0.6%
Hutchison Port Holdings Trust	2,422,500	366
Jardine Matheson Holdings Ltd.	18,500	723
SITC International Holdings Co. Ltd.	182,000	488
Swire Pacific Ltd. 'A'	228,000	1,944

		3,521

INFORMATION TECHNOLOGY 0.2%
Kingboard Holdings Ltd.	300,500	756
Kingboard Laminates Holdings Ltd.	455,000	433

		1,189

REAL ESTATE 0.9%
CK Asset Holdings Ltd.	212,000	923
Henderson Land Development Co. Ltd.	57,000	181
Kerry Properties Ltd.	250,500	529
New World Development Co. Ltd.	55,000	67
Sino Land Co. Ltd.	132,000	144
Sun Hung Kai Properties Ltd.	242,500	2,627
Wharf Holdings Ltd.	274,000	778

		5,249

UTILITIES 0.1%
CLP Holdings Ltd.	43,000	376

Total Hong Kong		14,794

ISRAEL 1.3%
COMMUNICATION SERVICES 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	735,368	846

ENERGY 0.1%
Oil Refineries Ltd.	1,919,281	495
Paz Oil Co. Ltd.	2,651	279

		774

FINANCIALS 0.1%
Plus500 Ltd.	11,859	397

INDUSTRIALS 0.7%
ZIM Integrated Shipping Services Ltd.	158,003	4,055

INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	5,957	1,149

REAL ESTATE 0.0%
G City Ltd.	38,061	140

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

Total Israel		7,361

ITALY 1.6%
COMMUNICATION SERVICES 0.2%
Telecom Italia SpA	3,515,090	977

FINANCIALS 0.2%
Unipol Gruppo SpA	94,458	1,124

UTILITIES 1.2%
Enel SpA	849,868	6,789

Total Italy		8,890

JAPAN 21.0%
COMMUNICATION SERVICES 0.2%
Hakuhodo DY Holdings, Inc.	14,500	119
KDDI Corp.	2,800	90
Nippon Telegraph & Telephone Corp.	436,600	447
Nippon Television Holdings, Inc.	26,600	417

		1,073

CONSUMER DISCRETIONARY 2.7%
Bic Camera, Inc.	27,000	299
Bridgestone Corp.	19,300	745
DCM Holdings Co. Ltd.	19,800	219
EDION Corp.	88,100	1,126
Isuzu Motors Ltd.	71,200	971
Izumi Co. Ltd.	10,200	253
K's Holdings Corp.	93,700	1,008
Mazda Motor Corp. (c)	236,900	1,810
Nikon Corp.	19,100	198
Paltac Corp.	12,500	386
Panasonic Holdings Corp.	207,600	1,824
Sekisui Chemical Co. Ltd.	52,600	822
Sekisui House Ltd.	50,400	1,399
Sharp Corp.	63,600	423
Shimamura Co. Ltd.	14,000	765
Subaru Corp.	64,700	1,145
Tokai Rika Co. Ltd.	10,000	138
TS Tech Co. Ltd.	6,800	83
Yamada Holdings Co. Ltd.	490,100	1,537

		15,151

CONSUMER STAPLES 1.2%
Arcs Co. Ltd.	12,500	224
Coca-Cola Bottlers Japan Holdings, Inc.	41,500	577
H2O Retailing Corp.	77,200	1,114
Itoham Yonekyu Holdings, Inc.	14,280	386
Kao Corp.	17,200	850
Kewpie Corp.	28,300	707
MEIJI Holdings Co. Ltd.	26,600	665
Mitsubishi Shokuhin Co. Ltd.	9,300	343
Morinaga Milk Industry Co. Ltd.	26,300	643
Sugi Holdings Co. Ltd.	43,500	803
Tsuruha Holdings, Inc.	8,900	563
United Super Markets Holdings, Inc. (c)	30,500	181

		7,056

ENERGY 0.1%
Idemitsu Kosan Co. Ltd.	78,900	572

FINANCIALS 5.5%
Dai-ichi Life Holdings, Inc.	48,700	1,264
Japan Post Holdings Co. Ltd.	2,065,800	19,809
Japan Post Insurance Co. Ltd.	30,900	567
MS&AD Insurance Group Holdings, Inc.	356,600	8,382
Sompo Holdings, Inc.	49,900	1,125

		31,147

HEALTH CARE 1.0%
Alfresa Holdings Corp.	77,100	1,220
Astellas Pharma, Inc. (c)	53,800	622
Medipal Holdings Corp.	97,600	1,701
Sumitomo Pharma Co. Ltd.	64,200	268

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

Suzuken Co. Ltd.	48,700	1,709

		5,520

INDUSTRIALS 2.7%
AGC, Inc.	51,800	1,681
Amada Co. Ltd.	71,800	733
COMSYS Holdings Corp.	17,600	384
Dai Nippon Printing Co. Ltd.	144,200	2,575
Furukawa Electric Co. Ltd.	9,700	246
Hino Motors Ltd.	326,500	1,059
Inabata & Co. Ltd.	24,800	578
Kamigumi Co. Ltd.	9,500	217
Kandenko Co. Ltd.	49,300	769
Kinden Corp.	17,100	379
Mitsubishi Electric Corp.	36,300	589
Nisshinbo Holdings, Inc.	19,800	133
Persol Holdings Co. Ltd.	749,800	1,351
Sankyu, Inc.	7,800	263
Seino Holdings Co. Ltd.	43,800	737
Sohgo Security Services Co. Ltd.	45,500	331
Sumitomo Heavy Industries Ltd.	15,300	370
TOPPAN Holdings, Inc.	29,200	869
Yamato Holdings Co. Ltd.	180,600	2,057

		15,321

INFORMATION TECHNOLOGY 3.9%
Alps Alpine Co. Ltd.	106,900	1,161
Brother Industries Ltd.	48,400	949
Canon Marketing Japan, Inc.	14,900	485
Canon, Inc.	251,650	8,288
Fujitsu Ltd.	271,300	5,578
Konica Minolta, Inc.	193,300	560
NEC Corp.	6,200	599
Nippon Electric Glass Co. Ltd.	22,700	534
Otsuka Corp.	36,100	892
Ricoh Co. Ltd.	113,300	1,230
SCREEN Holdings Co. Ltd.	10,200	717
Seiko Epson Corp.	52,000	962
Taiyo Yuden Co. Ltd. (c)	20,800	428

		22,383

MATERIALS 2.1%
Daicel Corp.	104,600	976
Denka Co. Ltd.	24,100	380
DIC Corp.	16,300	369
Dowa Holdings Co. Ltd.	4,700	173
JFE Holdings, Inc.	34,900	469
Kaneka Corp.	11,700	320
Kuraray Co. Ltd.	40,900	608
Mitsubishi Chemical Group Corp.	160,300	1,031
Mitsubishi Gas Chemical Co., Inc.	14,500	283
Mitsubishi Materials Corp.	35,400	640
Mitsui Mining & Smelting Co. Ltd.	22,700	777
Nippon Shokubai Co. Ltd.	12,300	149
Nitto Denko Corp.	91,500	1,540
Resonac Holdings Corp.	40,500	1,052
Taiheiyo Cement Corp.	23,800	561
Tosoh Corp.	23,500	315
Toyo Seikan Group Holdings Ltd.	91,100	1,434
UBE Corp.	35,600	668

		11,745

REAL ESTATE 0.9%
Daito Trust Construction Co. Ltd.	40,900	4,982
Nomura Real Estate Holdings, Inc.	3,500	94

		5,076

UTILITIES 0.7%
Chubu Electric Power Co., Inc.	137,600	1,617
Electric Power Development Co. Ltd. 'C'	89,100	1,490
Tohoku Electric Power Co., Inc.	105,200	1,008

		4,115

Total Japan		119,159

LUXEMBOURG 2.1%
MATERIALS 2.1%
ArcelorMittal SA	452,073	11,837

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

Total Luxembourg		11,837

NETHERLANDS 6.2%
CONSUMER STAPLES 3.6%
Koninklijke Ahold Delhaize NV	595,584	20,572

FINANCIALS 1.1%
NN Group NV	127,879	6,381

INDUSTRIALS 0.8%
Randstad NV (c)	94,276	4,684

INFORMATION TECHNOLOGY 0.1%
NXP Semiconductors NV	1,949	468

MATERIALS 0.6%
Akzo Nobel NV	45,018	3,180

Total Netherlands		35,285

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	101,057	195

INDUSTRIALS 0.1%
Air New Zealand Ltd.	322,547	108
Fletcher Building Ltd.	181,609	343

		451

UTILITIES 0.1%
Contact Energy Ltd.	49,990	259

Total New Zealand		905

NORWAY 1.1%
COMMUNICATION SERVICES 0.4%
Telenor ASA	160,812	2,057

CONSUMER STAPLES 0.0%
Leroy Seafood Group ASA	11,429	53

ENERGY 0.0%
DNO ASA	198,957	215

INDUSTRIALS 0.1%
Golden Ocean Group Ltd.	53,775	719

MATERIALS 0.6%
Yara International ASA	106,674	3,370

Total Norway		6,414

PORTUGAL 0.2%
CONSUMER STAPLES 0.1%
Sonae SGPS SA	267,609	282

MATERIALS 0.1%
Navigator Co. SA	148,137	608

Total Portugal		890

RUSSIA 0.0%
MATERIALS 0.0%
Evraz PLC «(a)	238,175	0

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

Total Russia		0

SINGAPORE 0.5%
COMMUNICATION SERVICES 0.2%
JOYY, Inc. ADR	25,947	940

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	871,900	1,025
Jardine Cycle & Carriage Ltd.	26,500	569

		1,594

Total Singapore		2,534

SPAIN 3.0%
COMMUNICATION SERVICES 2.3%
Telefonica SA	2,651,212	12,970

FINANCIALS 0.4%
Mapfre SA	800,337	2,132

UTILITIES 0.3%
Naturgy Energy Group SA	61,772	1,597

Total Spain		16,699

SWEDEN 3.2%
COMMUNICATION SERVICES 0.4%
Tele2 AB 'B'	91,723	1,038
Telia Co. AB	437,860	1,416

		2,454

CONSUMER DISCRETIONARY 0.5%
Autoliv, Inc.	5,866	548
Electrolux AB 'B'	114,966	1,116
H & M Hennes & Mauritz AB 'B'	52,665	897

		2,561

INDUSTRIALS 0.8%
Peab AB 'B'	64,704	519
Securitas AB 'B'	32,667	414
Skanska AB 'B'	73,098	1,524
Volvo AB 'B'	83,216	2,201

		4,658

INFORMATION TECHNOLOGY 1.2%
Telefonaktiebolaget LM Ericsson 'B'	896,326	6,773

REAL ESTATE 0.3%
Samhallsbyggnadsbolaget i Norden AB	1,909,830	1,382

Total Sweden		17,828

SWITZERLAND 8.9%
CONSUMER DISCRETIONARY 0.3%
Swatch Group AG	9,027	1,936

FINANCIALS 0.3%
Swiss Life Holding AG	277	232
Zurich Insurance Group AG	2,065	1,247

		1,479

HEALTH CARE 6.1%
Novartis AG	108,101	12,447
Roche Holding AG	69,635	22,285

		34,732

INDUSTRIALS 0.6%
Adecco Group AG	95,775	3,266

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

MATERIALS 1.6%
Glencore PLC	1,399,780	8,016
Holcim AG	11,762	1,152

		9,168

Total Switzerland		50,581

UNITED KINGDOM 14.3%
COMMUNICATION SERVICES 2.9%
BT Group PLC	928,593	1,840
Vodafone Group PLC	14,784,152	14,817

		16,657

CONSUMER DISCRETIONARY 2.2%
Barratt Developments PLC	100,248	643
Currys PLC	627,955	751
Kingfisher PLC	759,268	3,277
Pearson PLC	7,533	102
Persimmon PLC	211,625	4,657
Taylor Wimpey PLC	1,290,185	2,838

		12,268

CONSUMER STAPLES 1.1%
Imperial Brands PLC	160,553	4,670
Marks & Spencer Group PLC	351,601	1,755

		6,425

FINANCIALS 1.6%
abrdn PLC	532,298	1,162
Direct Line Insurance Group PLC	878,329	2,203
M&G PLC	1,276,759	3,542
NatWest Group PLC	490,490	2,271

		9,178

HEALTH CARE 2.6%
GSK PLC	715,962	14,578

INDUSTRIALS 0.6%
International Distributions Services PLC	722,349	3,307

MATERIALS 2.2%
Johnson Matthey PLC	32,435	661
Rio Tinto PLC	166,521	11,821

		12,482

UTILITIES 1.1%
Centrica PLC	3,814,453	5,966

Total United Kingdom		80,861

Total Common Stocks (Cost $434,757)		533,000

PREFERRED STOCKS 3.2%
GERMANY 3.2%
INDUSTRIALS 3.2%
Schaeffler AG (c)	175,988	910
Volkswagen AG	164,114	17,431

		18,341

Total Preferred Stocks (Cost $19,782)		18,341

REAL ESTATE INVESTMENT TRUSTS 0.4%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Scentre Group	169,540	426

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

Stockland	134,520	485

		911

Total Australia		911

CANADA 0.2%
REAL ESTATE 0.2%
H&R Real Estate Investment Trust	105,286	891
RioCan Real Estate Investment Trust	26,342	397

		1,288

Total Canada		1,288

Total Real Estate Investment Trusts (Cost $1,603)		2,199

RIGHTS 0.0%
NEW ZEALAND 0.0%
MATERIALS 0.0%
Fletcher Building Ltd.	40,447	14

Total Rights (Cost $0)		14

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa SA 'B' - Exp. 03/31/2025 «	226,011	0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $456,142)		553,554

INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
MUTUAL FUNDS 1.9%
PIMCO Government Money Market Fund 4.950% (b)(c)(d)	10,559,532	10,560

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	135,067	1,315

Total Short-Term Instruments (Cost $11,874)		11,875

Total Investments in Affiliates (Cost $11,874)		11,875

Total Investments 99.9% (Cost $468,016)		$565,429
Other Assets and Liabilities, net 0.1%		750

Net Assets 100.0%		$566,179

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $10,042 were out on loan in exchange for $10,560 of cash collateral as of September 30, 2024.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services	$0	$1,199	$0	$1,199
	Consumer Discretionary	0	783	0	783
	Consumer Staples	0	634	0	634
	Energy	0	1,535	0	1,535
	Financials	0	4,116	0	4,116
	Industrials	0	2,512	0	2,512
	Materials	0	7,447	0	7,447
	Utilities	0	7,678	0	7,678
Austria
	Industrials	95	0	0	95
	Materials	726	1,431	0	2,157
Belgium
	Communication Services	1,284	0	0	1,284
	Consumer Staples	881	0	0	881
	Financials	0	3,034	0	3,034
	Health Care	0	304	0	304
	Industrials	201	0	0	201
	Materials	0	99	0	99
Canada
	Consumer Discretionary	11,130	0	0	11,130
	Consumer Staples	2,731	0	0	2,731
	Energy	14,618	0	0	14,618
	Financials	5,439	0	0	5,439
	Health Care	1,225	0	0	1,225
	Industrials	1,126	0	0	1,126
	Information Technology	2,221	0	0	2,221
	Materials	2,114	0	0	2,114
	Utilities	1,551	0	0	1,551
Denmark
	Health Care	937	2	0	939
	Industrials	0	10,884	0	10,884
Finland
	Consumer Staples	0	1,229	0	1,229
	Financials	0	2,322	0	2,322
	Information Technology	0	1,131	0	1,131
	Materials	0	835	0	835
	Utilities	0	1,715	0	1,715
France
	Communication Services	0	4,195	0	4,195
	Consumer Discretionary	0	8,959	0	8,959
	Consumer Staples	0	1,125	0	1,125
	Financials	0	2,053	0	2,053
	Health Care	0	8,161	0	8,161
	Industrials	0	7,351	0	7,351
Germany
	Consumer Discretionary	0	9,542	0	9,542
	Health Care	0	1,772	0	1,772
	Materials	0	20,635	0	20,635
Hong Kong
	Communication Services	0	386	0	386
	Consumer Discretionary	0	1,220	0	1,220
	Consumer Staples	0	2,461	0	2,461
	Health Care	0	392	0	392
	Industrials	1,089	2,432	0	3,521
	Information Technology	0	1,189	0	1,189
	Real Estate	0	5,249	0	5,249
	Utilities	0	376	0	376
Israel

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

Communication Services	0	846	0	846
Energy	0	774	0	774
Financials	397	0	0	397
Industrials	4,055	0	0	4,055
Information Technology	1,149	0	0	1,149
Real Estate	0	140	0	140
Italy
Communication Services	0	977	0	977
Financials	0	1,124	0	1,124
Utilities	0	6,789	0	6,789
Japan
Communication Services	0	1,073	0	1,073
Consumer Discretionary	0	15,151	0	15,151
Consumer Staples	0	7,056	0	7,056
Energy	0	572	0	572
Financials	0	31,147	0	31,147
Health Care	0	5,520	0	5,520
Industrials	0	15,321	0	15,321
Information Technology	0	22,383	0	22,383
Materials	0	11,745	0	11,745
Real Estate	0	5,076	0	5,076
Utilities	0	4,115	0	4,115
Luxembourg
Materials	0	11,837	0	11,837
Netherlands
Consumer Staples	20,572	0	0	20,572
Financials	0	6,381	0	6,381
Industrials	0	4,684	0	4,684
Information Technology	468	0	0	468
Materials	0	3,180	0	3,180
New Zealand
Communication Services	195	0	0	195
Industrials	108	343	0	451
Utilities	259	0	0	259
Norway
Communication Services	2,057	0	0	2,057
Consumer Staples	53	0	0	53
Energy	0	215	0	215
Industrials	0	719	0	719
Materials	0	3,370	0	3,370
Portugal
Consumer Staples	282	0	0	282
Materials	0	608	0	608
Singapore
Communication Services	940	0	0	940
Industrials	0	1,594	0	1,594
Spain
Communication Services	0	12,970	0	12,970
Financials	0	2,132	0	2,132
Utilities	0	1,597	0	1,597
Sweden
Communication Services	2,454	0	0	2,454
Consumer Discretionary	548	2,013	0	2,561
Industrials	0	4,658	0	4,658
Information Technology	0	6,773	0	6,773
Real Estate	0	1,382	0	1,382
Switzerland
Consumer Discretionary	0	1,936	0	1,936
Financials	0	1,479	0	1,479
Health Care	0	34,732	0	34,732
Industrials	0	3,266	0	3,266
Materials	0	9,168	0	9,168
United Kingdom
Communication Services	0	16,657	0	16,657
Consumer Discretionary	751	11,517	0	12,268
Consumer Staples	0	6,425	0	6,425
Financials	0	9,178	0	9,178
Health Care	0	14,578	0	14,578
Industrials	3,307	0	0	3,307
Materials	0	12,482	0	12,482
Utilities	0	5,966	0	5,966
Preferred Stocks
Germany
Industrials	0	18,341	0	18,341
Real Estate Investment Trusts
Australia
Real Estate	0	911	0	911
Canada
Real Estate	1,288	0	0	1,288
Rights
New Zealand
Materials	0	14	0	14

	$86,251	$467,303	$0	$553,554
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2024 (Unaudited)

Mutual Funds	10,560	0	0	10,560
Central Funds Used for Cash Management Purposes	1,315	0	0	1,315
	$11,875	$0	$0	$11,875

Total Investments	$98,126	$467,303	$0	$565,429

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO RAE US Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 98.8%
UNITED STATES 98.8%
COMMUNICATION SERVICES 3.4%
Charter Communications, Inc. 'A' (a)	70,282	$22,777
Comcast Corp. 'A'	138,664	5,792
Electronic Arts, Inc.	45,657	6,549
Lumen Technologies, Inc. (a)	1,419,111	10,076
Omnicom Group, Inc.	31,761	3,284
Paramount Global 'B'	391,024	4,152

		52,630

CONSUMER DISCRETIONARY 9.1%
Advance Auto Parts, Inc.	52,090	2,031
AutoNation, Inc. (a)	30,523	5,461
Best Buy Co., Inc.	262,395	27,105
Dick's Sporting Goods, Inc.	27,773	5,796
eBay, Inc.	257,926	16,794
Foot Locker, Inc.	116,058	2,999
Gap, Inc.	259,347	5,719
Kohl's Corp.	811,098	17,114
Lowe's Cos., Inc.	23,577	6,386
Macy's, Inc.	524,865	8,235
NVR, Inc. (a)	952	9,341
PulteGroup, Inc.	107,310	15,402
PVH Corp.	49,771	5,018
Ralph Lauren Corp.	8,474	1,643
Tapestry, Inc.	59,497	2,795
Toll Brothers, Inc.	38,129	5,891
Whirlpool Corp.	18,281	1,956

		139,686

CONSUMER STAPLES 11.6%
Altria Group, Inc.	538,780	27,499
Dollar General Corp.	76,210	6,445
Kroger Co.	538,528	30,858
Target Corp.	184,489	28,754
Tyson Foods, Inc. 'A'	111,829	6,661
Walgreens Boots Alliance, Inc.	955,013	8,557
Walmart, Inc.	861,257	69,547

		178,321

ENERGY 8.6%
Marathon Petroleum Corp.	311,521	50,750
Phillips 66	301,492	39,631
Valero Energy Corp.	296,312	40,011
World Kinect Corp.	45,172	1,396

		131,788

FINANCIALS 9.0%
Aflac, Inc.	33,902	3,790
Allstate Corp.	49,875	9,459
Ally Financial, Inc.	310,226	11,041
American Financial Group, Inc.	10,172	1,369
American International Group, Inc.	144,548	10,585
Ameriprise Financial, Inc.	1,768	831
Capital One Financial Corp.	69,127	10,350
Citigroup, Inc.	123,017	7,701
Comerica, Inc.	68,351	4,095
Corebridge Financial, Inc.	134,934	3,935
Discover Financial Services	14,666	2,058
Fidelity National Financial, Inc.	22,915	1,422
First American Financial Corp.	11,140	735
Franklin Resources, Inc.	145,801	2,938
Invesco Ltd.	144,580	2,539
Jefferies Financial Group, Inc.	38,585	2,375
Old Republic International Corp.	31,097	1,102
OneMain Holdings, Inc.	42,184	1,986

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2024 (Unaudited)

PayPal Holdings, Inc. (a)	31,759	2,478
Principal Financial Group, Inc.	18,117	1,556
Synchrony Financial	659,809	32,911
T Rowe Price Group, Inc.	64,394	7,014
Travelers Cos., Inc.	52,967	12,401
Unum Group	19,640	1,167
Zions Bancorp NA	54,794	2,587

		138,425

HEALTH CARE 15.5%
Amgen, Inc.	86,155	27,760
Biogen, Inc. (a)	113,661	22,032
Cardinal Health, Inc.	240,619	26,593
Centene Corp. (a)	131,071	9,867
Cigna Group	23,239	8,051
DaVita, Inc. (a)	90,283	14,800
GE HealthCare Technologies, Inc.	44,847	4,209
Gilead Sciences, Inc.	472,772	39,637
Humana, Inc.	51,315	16,253
Labcorp Holdings, Inc.	15,492	3,462
McKesson Corp.	37,059	18,323
Organon & Co.	205,380	3,929
Pfizer, Inc.	964,021	27,899
Quest Diagnostics, Inc.	28,018	4,350
Universal Health Services, Inc. 'B'	50,293	11,518

		238,683

INDUSTRIALS 5.9%
3M Co.	256,371	35,046
CH Robinson Worldwide, Inc.	49,382	5,450
CSX Corp.	320,921	11,081
Expeditors International of Washington, Inc.	40,958	5,382
Hertz Global Holdings, Inc. (a)	192,564	635
Honeywell International, Inc.	3,772	780
Leidos Holdings, Inc.	26,860	4,378
ManpowerGroup, Inc.	77,415	5,692
Masco Corp.	23,920	2,008
Norfolk Southern Corp.	44,326	11,015
Owens Corning	12,821	2,263
Robert Half, Inc.	33,065	2,229
Union Pacific Corp.	16,414	4,046

		90,005

INFORMATION TECHNOLOGY 28.8%
Amdocs Ltd.	33,712	2,949
Apple, Inc.	154,850	36,080
Applied Materials, Inc.	172,001	34,753
Arrow Electronics, Inc. (a)	65,111	8,649
Avnet, Inc.	119,745	6,503
Cisco Systems, Inc.	1,242,448	66,123
Cognizant Technology Solutions Corp. 'A'	163,977	12,656
Corning, Inc.	70,087	3,164
DXC Technology Co. (a)	99,600	2,067
Gen Digital, Inc.	37,606	1,032
Hewlett Packard Enterprise Co.	524,493	10,731
HP, Inc.	615,903	22,092
Intel Corp.	1,634,350	38,342
Juniper Networks, Inc.	283,985	11,070
Kyndryl Holdings, Inc. (a)	156,876	3,605
Lam Research Corp.	28,247	23,052
Micron Technology, Inc.	265,078	27,491
NetApp, Inc.	151,275	18,684
Oracle Corp.	69,617	11,863
Qorvo, Inc. (a)	85,857	8,869
QUALCOMM, Inc.	206,799	35,166
Seagate Technology Holdings PLC	219,698	24,064
Teradyne, Inc.	70,772	9,479
Western Digital Corp. (a)	310,081	21,175
Xerox Holdings Corp.	314,399	3,263

		442,922

MATERIALS 2.3%
Cleveland-Cliffs, Inc. (a)	100,449	1,283
Eastman Chemical Co.	36,547	4,091
Huntsman Corp.	62,864	1,521
International Paper Co.	188,221	9,195
LyondellBasell Industries NV 'A'	58,093	5,571
Reliance, Inc.	15,317	4,430
Steel Dynamics, Inc.	37,750	4,759

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2024 (Unaudited)

U.S. Steel Corp.	133,536	4,718

		35,568

REAL ESTATE 0.8%
CBRE Group, Inc. 'A' (a)	43,420	5,405
Jones Lang LaSalle, Inc. (a)	23,073	6,225

		11,630

UTILITIES 3.8%
Avangrid, Inc.	12,309	441
Evergy, Inc.	153,855	9,541
NRG Energy, Inc.	62,804	5,721
PPL Corp.	171,496	5,673
Southern Co.	26,458	2,386
UGI Corp.	73,503	1,839
Vistra Corp.	275,234	32,626

		58,227

Total Common Stocks (Cost $1,161,748)		1,517,885

REAL ESTATE INVESTMENT TRUSTS 0.7%
UNITED STATES 0.7%
REAL ESTATE 0.7%
Host Hotels & Resorts, Inc.	153,933	2,709
Weyerhaeuser Co.	244,605	8,283

		10,992

Total Real Estate Investment Trusts (Cost $10,426)		10,992

Total Investments in Securities (Cost $1,172,174)		1,528,877

INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	578,646	5,634

Total Short-Term Instruments (Cost $5,634)		5,634

Total Investments in Affiliates (Cost $5,634)		5,634

Total Investments 99.9% (Cost $1,177,808)		$1,534,511
Other Assets and Liabilities, net 0.1%		1,613

Net Assets 100.0%		$1,536,124

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Common Stocks
United States
	Communication Services	$52,630	$0	$0	$52,630
	Consumer Discretionary	139,686	0	0	139,686
	Consumer Staples	178,321	0	0	178,321
	Energy	131,788	0	0	131,788
	Financials	138,425	0	0	138,425
	Health Care	238,683	0	0	238,683
	Industrials	90,005	0	0	90,005
	Information Technology	442,922	0	0	442,922
	Materials	35,568	0	0	35,568
	Real Estate	11,630	0	0	11,630
	Utilities	58,227	0	0	58,227
Real Estate Investment Trusts
United States
	Real Estate	10,992	0	0	10,992

		$1,528,877	$0	$0	$1,528,877
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$5,634	$0	$0	$5,634

Total Investments		$1,534,511	$0	$0	$1,534,511

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO RAE US Small Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 90.8%
SWITZERLAND 0.3%
CONSUMER DISCRETIONARY 0.3%
Guess?, Inc.	242,644	$4,885

Total Switzerland		4,885

UNITED KINGDOM 2.8%
CONSUMER DISCRETIONARY 0.5%
Capri Holdings Ltd. (a)	193,843	8,226

CONSUMER STAPLES 0.1%
Nomad Foods Ltd.	34,886	665

ENERGY 0.2%
TechnipFMC PLC	108,276	2,840

FINANCIALS 2.0%
Janus Henderson Group PLC	801,122	30,499

Total United Kingdom		42,230

UNITED STATES 87.7%
COMMUNICATION SERVICES 2.7%
John Wiley & Sons, Inc. 'A'	59,430	2,868
Liberty Latin America Ltd. 'C' (a)	422,176	4,006
Nexstar Media Group, Inc.	45,569	7,535
NII Holdings, Inc. «(a)	22,836	0
Scholastic Corp.	115,310	3,691
Telephone & Data Systems, Inc.	287,267	6,679
Yelp, Inc. (a)	379,413	13,310
Ziff Davis, Inc. (a)	60,928	2,965

		41,054

CONSUMER DISCRETIONARY 21.5%
Abercrombie & Fitch Co. 'A' (a)	354,972	49,661
Academy Sports & Outdoors, Inc.	125,614	7,331
Adtalem Global Education, Inc. (a)	135,988	10,264
American Eagle Outfitters, Inc.	41,969	940
Buckle, Inc.	82,752	3,639
Carter's, Inc.	313,045	20,342
Cracker Barrel Old Country Store, Inc.	86,203	3,909
Dillard's, Inc. 'A'	142,191	54,557
Domino's Pizza, Inc.	5,401	2,323
Gentex Corp.	70,252	2,086
Grand Canyon Education, Inc. (a)	53,144	7,538
Group 1 Automotive, Inc.	10,284	3,939
H&R Block, Inc.	75,052	4,770
Hanesbrands, Inc. (a)	3,778,941	27,775
Helen of Troy Ltd. (a)	54,782	3,388
Jack in the Box, Inc.	38,335	1,784
La-Z-Boy, Inc.	43,024	1,847
Murphy USA, Inc.	75,443	37,184
Nordstrom, Inc.	168,138	3,781
ODP Corp. (a)	382,429	11,377
Phinia, Inc.	94,347	4,343
Sabre Corp. (a)	1,046,657	3,841
Sally Beauty Holdings, Inc. (a)	398,810	5,412
Signet Jewelers Ltd.	16,345	1,686
Sonic Automotive, Inc. 'A'	31,130	1,820
Steven Madden Ltd.	146,784	7,191
Taylor Morrison Home Corp. (a)	112,279	7,889
Travel & Leisure Co.	115,093	5,304
Tri Pointe Homes, Inc. (a)	481,930	21,836
Urban Outfitters, Inc. (a)	76,443	2,929

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2024 (Unaudited)

Victoria's Secret & Co. (a)	173,477	4,458
Williams-Sonoma, Inc.	19,071	2,954

		328,098

CONSUMER STAPLES 5.7%
Cal-Maine Foods, Inc.	46,308	3,466
Flowers Foods, Inc.	83,198	1,919
Fresh Del Monte Produce, Inc.	110,954	3,277
Ingles Markets, Inc. 'A'	74,896	5,587
Pilgrim's Pride Corp. (a)	70,207	3,233
Sprouts Farmers Market, Inc. (a)	546,300	60,317
Universal Corp.	54,297	2,884
Weis Markets, Inc.	88,375	6,092

		86,775

ENERGY 3.5%
Antero Resources Corp. (a)	249,698	7,154
CNX Resources Corp. (a)	640,606	20,864
CVR Energy, Inc.	159,574	3,675
Delek U.S. Holdings, Inc.	596,831	11,191
Helmerich & Payne, Inc.	60,719	1,847
Murphy Oil Corp.	24,265	819
Peabody Energy Corp.	294,202	7,808

		53,358

FINANCIALS 14.4%
Affiliated Managers Group, Inc.	109,340	19,441
Artisan Partners Asset Management, Inc. 'A'	42,256	1,831
BankUnited, Inc.	174,020	6,341
Banner Corp.	29,155	1,736
Bread Financial Holdings, Inc.	249,545	11,873
CNO Financial Group, Inc.	466,318	16,368
Credit Acceptance Corp. (a)	15,576	6,907
Encore Capital Group, Inc. (a)	58,620	2,771
Equitable Holdings, Inc.	163,360	6,866
Evercore, Inc. 'A'	19,692	4,989
Federated Hermes, Inc.	125,843	4,627
First Hawaiian, Inc.	134,270	3,108
Genworth Financial, Inc. (a)	437,079	2,994
Hanover Insurance Group, Inc.	12,761	1,890
Hilltop Holdings, Inc.	19,660	632
Jackson Financial, Inc. 'A'	108,968	9,941
Mercury General Corp.	36,513	2,300
MGIC Investment Corp.	697,266	17,850
Moelis & Co. 'A'	27,420	1,879
Navient Corp.	126,493	1,972
PennyMac Financial Services, Inc.	62,292	7,099
PROG Holdings, Inc.	402,335	19,509
Radian Group, Inc.	371,341	12,882
SEI Investments Co.	44,360	3,069
SLM Corp.	1,378,830	31,534
Stewart Information Services Corp.	12,318	921
Virtu Financial, Inc. 'A'	285,437	8,694
Walker & Dunlop, Inc.	18,440	2,095
Western Union Co.	649,858	7,753

		219,872

HEALTH CARE 4.4%
Amedisys, Inc. (a)	23,748	2,292
AMN Healthcare Services, Inc. (a)	111,143	4,711
Dentsply Sirona, Inc.	347,631	9,407
Elanco Animal Health, Inc. (a)	597,923	8,783
Owens & Minor, Inc. (a)	624,051	9,791
Patterson Cos., Inc.	642,793	14,039
Premier, Inc. 'A'	204,100	4,082
Teladoc Health, Inc. (a)	58,241	535
Tenet Healthcare Corp. (a)	82,489	13,710
Vir Biotechnology, Inc. (a)	59,861	448

		67,798

INDUSTRIALS 18.5%
A O Smith Corp.	56,236	5,052
Acuity Brands, Inc.	106,256	29,262
Allison Transmission Holdings, Inc.	551,629	52,995
Apogee Enterprises, Inc.	109,360	7,657
Barnes Group, Inc.	16,677	674
Boise Cascade Co.	73,306	10,335
Brady Corp. 'A'	39,729	3,044
CoreCivic, Inc. (a)	999,168	12,639
CSG Systems International, Inc.	48,033	2,337

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2024 (Unaudited)

DNOW, Inc. (a)	468,158	6,053
EMCOR Group, Inc.	22,479	9,678
EnerSys	11,943	1,219
Forward Air Corp.	113,412	4,015
Genpact Ltd.	84,046	3,295
GEO Group, Inc. (a)	1,068,592	13,731
Granite Construction, Inc.	38,951	3,088
HNI Corp.	56,520	3,043
JELD-WEN Holding, Inc. (a)	133,078	2,104
JetBlue Airways Corp. (a)	3,594,331	23,579
Kennametal, Inc.	39,440	1,023
Korn Ferry	25,496	1,918
Landstar System, Inc.	50,901	9,614
Masterbrand, Inc. (a)	124,408	2,307
Matson, Inc.	22,970	3,276
Maximus, Inc.	19,300	1,798
Moog, Inc. 'A'	7,190	1,453
MSC Industrial Direct Co., Inc. 'A'	15,209	1,309
RXO, Inc. (a)	99,079	2,774
Ryder System, Inc.	134,866	19,663
Schneider National, Inc. 'B'	116,886	3,336
Sensata Technologies Holding PLC	139,609	5,006
SkyWest, Inc. (a)	201,259	17,111
Spirit AeroSystems Holdings, Inc. 'A' (a)	97,871	3,182
Steelcase, Inc. 'A'	415,518	5,605
TriNet Group, Inc.	22,903	2,221
Vestis Corp.	110,624	1,648
Wabash National Corp.	39,129	751
Werner Enterprises, Inc.	106,955	4,127

		281,922

INFORMATION TECHNOLOGY 7.9%
ASGN, Inc. (a)	47,570	4,435
Benchmark Electronics, Inc.	201,655	8,937
Cirrus Logic, Inc. (a)	114,614	14,236
CommVault Systems, Inc. (a)	7,311	1,125
Diodes, Inc. (a)	20,223	1,296
Dolby Laboratories, Inc. 'A'	27,433	2,100
Dropbox, Inc. 'A' (a)	174,348	4,434
GoDaddy, Inc. 'A' (a)	47,049	7,376
InterDigital, Inc.	8,536	1,209
IPG Photonics Corp. (a)	28,008	2,082
LiveRamp Holdings, Inc. (a)	76,733	1,901
NetScout Systems, Inc. (a)	413,675	8,997
PC Connection, Inc.	34,574	2,608
Sanmina Corp. (a)	407,070	27,864
Semtech Corp. (a)	16,860	770
Silicon Laboratories, Inc. (a)	47,151	5,449
Teradata Corp. (a)	493,344	14,968
TTM Technologies, Inc. (a)	65,263	1,191
Viavi Solutions, Inc. (a)	255,447	2,304
Vishay Intertechnology, Inc.	350,276	6,624

		119,906

MATERIALS 7.3%
Arch Resources, Inc.	32,766	4,527
Chemours Co.	195,112	3,965
Eagle Materials, Inc.	20,050	5,767
Greif, Inc. 'A'	30,712	1,924
Louisiana-Pacific Corp.	116,110	12,477
NewMarket Corp.	3,536	1,952
Olin Corp.	165,635	7,947
Ryerson Holding Corp.	44,289	882
Sylvamo Corp.	229,522	19,705
Warrior Met Coal, Inc.	828,849	52,963

		112,109

REAL ESTATE 0.8%
Alexander & Baldwin, Inc.	231,720	4,449
Cushman & Wakefield PLC (a)	327,112	4,458
eXp World Holdings, Inc.	52,507	740
New York REIT, Inc. «(a)	4,082	11
Newmark Group, Inc.	160,439	2,492

		12,150

UTILITIES 1.0%
Clearway Energy, Inc. 'C'	65,184	2,000
Hawaiian Electric Industries, Inc.	294,409	2,850
IDACORP, Inc.	14,263	1,471
OGE Energy Corp.	79,185	3,248

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2024 (Unaudited)

Portland General Electric Co.	104,055	4,984

		14,553

Total United States		1,337,595

Total Common Stocks (Cost $1,087,206)		1,384,710

REAL ESTATE INVESTMENT TRUSTS 8.7%
UNITED STATES 8.7%
FINANCIALS 1.6%
Chimera Investment Corp.	766,449	12,133
Ladder Capital Corp.	95,485	1,107
MFA Financial, Inc.	407,206	5,180
Rithm Capital Corp.	509,375	5,781

		24,201

REAL ESTATE 7.1%
Apple Hospitality REIT, Inc.	473,117	7,026
DiamondRock Hospitality Co.	125,261	1,093
EPR Properties	77,030	3,778
Highwoods Properties, Inc.	107,334	3,597
Hudson Pacific Properties, Inc.	351,584	1,681
JBG SMITH Properties	132,076	2,309
Macerich Co.	272,596	4,972
Medical Properties Trust, Inc. (c)	2,421,051	14,163
National Health Investors, Inc.	9,000	757
Park Hotels & Resorts, Inc.	1,391,422	19,619
RLJ Lodging Trust	837,799	7,691
Sabra Health Care REIT, Inc.	141,823	2,639
Service Properties Trust	1,059,313	4,830
SL Green Realty Corp.	321,130	22,354
Sunstone Hotel Investors, Inc.	124,431	1,284
Vornado Realty Trust	159,610	6,289
Xenia Hotels & Resorts, Inc.	260,692	3,850

		107,932

Total Real Estate Investment Trusts (Cost $117,586)		132,133

Total Investments in Securities (Cost $1,204,792)		1,516,843

INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
MUTUAL FUNDS 0.9%
PIMCO Government Money Market Fund 4.950% (b)(c)(d)	14,024,127	14,024

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	692,682	6,745

Total Short-Term Instruments (Cost $20,768)		20,769

Total Investments in Affiliates (Cost $20,768)		20,769

Total Investments 100.8% (Cost $1,225,560)		$1,537,612
Other Assets and Liabilities, net (0.8)%		(12,590)

Net Assets 100.0%		$1,525,022

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $13,707 were out on loan in exchange for $14,024 of cash collateral as of September 30, 2024.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Common Stocks
Switzerland
	Consumer Discretionary	$4,885	$0	$0	$4,885
United Kingdom
	Consumer Discretionary	8,226	0	0	8,226
	Consumer Staples	665	0	0	665
	Energy	2,840	0	0	2,840
	Financials	30,499	0	0	30,499
United States
	Communication Services	41,054	0	0	41,054
	Consumer Discretionary	328,098	0	0	328,098
	Consumer Staples	86,775	0	0	86,775
	Energy	53,358	0	0	53,358
	Financials	219,872	0	0	219,872
	Health Care	67,798	0	0	67,798
	Industrials	281,922	0	0	281,922
	Information Technology	119,906	0	0	119,906
	Materials	112,109	0	0	112,109
	Real Estate	12,139	0	11	12,150
	Utilities	14,553	0	0	14,553
Real Estate Investment Trusts
United States
	Financials	24,201	0	0	24,201
	Real Estate	107,932	0	0	107,932

		$1,516,832	$0	$11	$1,516,843
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		14,024	0	0	14,024
Central Funds Used for Cash Management Purposes		6,745	0	0	6,745

		$20,769	$0	$0	$20,769

Total Investments		$1,537,601	$0	$11	$1,537,612

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
COMMON STOCKS 97.4%
BRAZIL 2.9%
COMMUNICATION SERVICES 0.2%
Telefonica Brasil SA	14,573	$150
TIM SA	27,700	95

		245

CONSUMER DISCRETIONARY 0.3%
Vibra Energia SA	61,932	266

CONSUMER STAPLES 0.8%
Atacadao SA	21,300	36
BRF SA (b)	31,058	135
JBS SA	92,360	536
Marfrig Global Foods SA (b)	56,900	142
Raia Drogasil SA	10,359	49

		898

ENERGY 0.1%
Ultrapar Participacoes SA	32,288	126

FINANCIALS 0.2%
B3 SA - Brasil Bolsa Balcao	26,802	53
Banco Santander Brasil SA	12,400	64
BB Seguridade Participacoes SA	5,397	35

		152

HEALTH CARE 0.0%
Hapvida Participacoes e Investimentos SA (b)	12,400	9

INDUSTRIALS 0.2%
WEG SA	21,381	213

MATERIALS 0.9%
Cia Siderurgica Nacional SA	26,577	63
Klabin SA	35,529	136
Suzano SA	15,792	158
Vale SA	55,300	645

		1,002

UTILITIES 0.2%
Centrais Eletricas Brasileiras SA	5,500	40
Cia de Saneamento Basico do Estado de Sao Paulo	4,500	75
Companhia Paranaense de Energia	16,189	27
CPFL Energia SA	3,700	23
Energisa SA	7,300	60
Engie Brasil Energia SA	3,235	25

		250

Total Brazil		3,161

CHILE 0.7%
CONSUMER DISCRETIONARY 0.0%
Empresas Copec SA	6,275	42

CONSUMER STAPLES 0.2%
Cencosud SA	60,565	122

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Cia Cervecerias Unidas SA	10,550	62

		184

FINANCIALS 0.4%
Banco de Chile	1,388,662	177
Banco de Credito e Inversiones SA	1,126	35
Banco Itau Chile SA	900	11
Banco Santander Chile	2,897,759	151

		374

MATERIALS 0.0%
Empresas CMPC SA	18,166	32

UTILITIES 0.1%
Colbun SA	399,094	54
Enel Americas SA	357,295	36
Enel Chile SA	699,367	39

		129

Total Chile		761

CHINA 25.4%
COMMUNICATION SERVICES 1.8%
China Tower Corp. Ltd. 'H'	188,000	25
China United Network Communications Ltd. 'A'	391,700	297
Focus Media Information Technology Co. Ltd. 'A'	44,100	44
NetEase, Inc.	22,415	419
Tencent Holdings Ltd.	12,100	673
Tencent Music Entertainment Group ADR	43,040	518

		1,976

CONSUMER DISCRETIONARY 1.6%
ANTA Sports Products Ltd.	18,200	215
BAIC Motor Corp. Ltd. 'H'	123,000	35
Chongqing Changan Automobile Co. Ltd. 'A'	13,600	29
Dongfeng Motor Group Co. Ltd. 'H'	144,000	46
Fuyao Glass Industry Group Co. Ltd. 'H'	10,400	70
Great Wall Motor Co. Ltd. 'H'	25,500	47
Huayu Automotive Systems Co. Ltd. 'A'	28,700	73
Midea Group Co. Ltd. 'A'	11,300	122
SAIC Motor Corp. Ltd. 'A'	49,800	103
Shanghai Yuyuan Tourist Mart Group Co. Ltd. 'A'	32,400	29
Tianneng Power International Ltd.	12,000	12
Topsports International Holdings Ltd.	77,000	34
Trip.com Group Ltd. (b)	7,300	439
Vipshop Holdings Ltd.	16,520	260
Wuchan Zhongda Group Co. Ltd. 'A'	142,500	103
Yum China Holdings, Inc.	2,064	93

		1,710

CONSUMER STAPLES 1.1%
China Feihe Ltd.	126,000	95
Foshan Haitian Flavouring & Food Co. Ltd. 'A'	3,200	22
Guangdong Haid Group Co. Ltd. 'A'	3,100	21
Henan Shuanghui Investment & Development Co. Ltd. 'A'	20,000	77
Hengan International Group Co. Ltd.	23,000	79
Kweichow Moutai Co. Ltd. 'A'	900	220
Muyuan Foods Co. Ltd. 'A'	16,200	106
New Hope Liuhe Co. Ltd. 'A'	26,500	39
Nongfu Spring Co. Ltd. 'H'	18,200	78
Tingyi Cayman Islands Holding Corp.	94,000	135
Uni-President China Holdings Ltd.	45,000	42
Wens Foodstuffs Group Co. Ltd. 'A'	72,700	207
Wuliangye Yibin Co. Ltd. 'A'	1,300	30

		1,151

ENERGY 1.9%
China Coal Energy Co. Ltd. 'H'	29,000	36
China Merchants Energy Shipping Co. Ltd. 'A'	13,000	15
China Petroleum & Chemical Corp. 'H'	576,000	354
China Shenhua Energy Co. Ltd. 'H'	175,500	782
Guanghui Energy Co. Ltd. 'A'	10,000	10
PetroChina Co. Ltd. 'H'	356,000	287
Shaanxi Coal Industry Co. Ltd. 'A'	62,200	242
Shanxi Coking Coal Energy Group Co. Ltd. 'A'	25,900	35
Shanxi Lu'an Environmental Energy Development Co. Ltd. 'A'	6,600	16

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Yankuang Energy Group Co. Ltd. 'H'	230,700	325

		2,102

FINANCIALS 6.8%
Agricultural Bank of China Ltd. 'H'	1,767,000	825
Bank of Beijing Co. Ltd. 'A'	206,400	171
Bank of Changsha Co. Ltd. 'A'	44,800	53
Bank of Chengdu Co. Ltd.	15,300	34
Bank of China Ltd. 'H'	2,042,000	954
Bank of Chongqing Co. Ltd. 'H'	36,500	25
Bank of Communications Co. Ltd. 'H'	690,000	525
Bank of Guiyang Co. Ltd. 'A'	70,600	61
Bank of Hangzhou Co. Ltd. 'A'	42,600	85
Bank of Jiangsu Co. Ltd. 'A'	291,600	347
Bank of Nanjing Co. Ltd. 'A'	76,400	119
Bank of Shanghai Co. Ltd. 'A'	98,000	110
China Cinda Asset Management Co. Ltd. 'H'	367,000	50
China CITIC Bank Corp. Ltd. 'H'	498,000	316
China Construction Bank Corp. 'H'	1,277,000	952
China Everbright Bank Co. Ltd. 'H'	592,000	200
China Minsheng Banking Corp. Ltd. 'H'	543,000	220
China Zheshang Bank Co. Ltd. 'H'	359,000	102
Chongqing Rural Commercial Bank Co. Ltd. 'H'	260,000	134
CNPC Capital Co. Ltd. 'A'	27,100	28
Guosen Securities Co. Ltd. 'A'	39,200	66
Huaxia Bank Co. Ltd. 'A'	114,800	121
Industrial & Commercial Bank of China Ltd. 'H'	1,570,000	925
Industrial Bank Co. Ltd. 'A'	23,600	64
Lufax Holding Ltd. ADR	31,436	110
Ping An Insurance Group Co. of China Ltd. 'H'	94,000	590
Postal Savings Bank of China Co. Ltd. 'H'	93,000	55
Shanghai Pudong Development Bank Co. Ltd. 'A'	116,600	166

		7,408

HEALTH CARE 0.7%
China Resources Pharmaceutical Group Ltd.	126,500	97
CSPC Pharmaceutical Group Ltd.	317,680	243
Jiangsu Hengrui Pharmaceuticals Co. Ltd. 'A'	7,300	54
Jointown Pharmaceutical Group Co. Ltd. 'A'	41,943	34
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. 'A'	1,800	74
Sinopharm Group Co. Ltd. 'H'	75,600	200
Yunnan Baiyao Group Co. Ltd. 'A'	10,700	93

		795

INDUSTRIALS 3.4%
AECC Aviation Power Co. Ltd. 'A'	9,600	56
China Communications Services Corp. Ltd. 'H'	112,000	60
China CSSC Holdings Ltd. 'A'	25,600	152
China International Marine Containers Group Co. Ltd. 'H'	79,600	62
China Lesso Group Holdings Ltd. 'L'	39,000	20
China Merchants Expressway Network & Technology Holdings Co. Ltd. 'A'	6,400	11
China Railway Group Ltd. 'H'	371,000	192
China State Construction Engineering Corp. Ltd. 'A'	471,800	412
CITIC Ltd.	191,000	222
COSCO SHIPPING Holdings Co. Ltd. 'H'	242,000	404
CRRC Corp. Ltd. 'H'	58,000	38
Daqin Railway Co. Ltd. 'A'	214,900	209
Fosun International Ltd.	47,000	30
Jiangsu Expressway Co. Ltd. 'H'	90,000	91
Jiangsu Zhongtian Technology Co. Ltd. 'A'	41,600	91
Metallurgical Corp. of China Ltd. 'H'	478,000	97
NARI Technology Co. Ltd. 'A'	25,900	101
Power Construction Corp. of China Ltd. 'A'	215,900	172
Qingdao Port International Co. Ltd.	43,000	33
Sany Heavy Industry Co. Ltd. 'A'	45,000	120
Shanghai Construction Group Co. Ltd. 'A'	125,500	44
Shanghai International Port Group Co. Ltd. 'A'	24,100	22
Shanghai Tunnel Engineering Co. Ltd. 'A'	86,900	81
Sichuan Road & Bridge Group Co. Ltd. 'A'	14,780	15
Sinopec Engineering Group Co. Ltd. 'H'	69,000	47
Sinotrans Ltd. 'H'	123,000	62
Sinotruk Hong Kong Ltd.	67,000	201
TBEA Co. Ltd. 'A'	43,790	91
Weichai Power Co. Ltd. 'H'	29,000	53
Xiamen C & D, Inc. 'A'	73,200	106
Xiamen ITG Group Corp. Ltd. 'A'	67,400	71
Xiamen Xiangyu Co. Ltd. 'A'	34,000	31
Yutong Bus Co Ltd. 'A'	7,700	29
Zhejiang Chint Electrics Co. Ltd. 'A'	15,900	51
Zhejiang Expressway Co. Ltd. 'H'	58,000	40
Zoomlion Heavy Industry Science & Technology Co. Ltd. 'H'	18,800	14

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

ZTO Express Cayman, Inc.	4,188	104

		3,635

INFORMATION TECHNOLOGY 1.8%
360 Security Technology, Inc. 'A'	33,200	41
AAC Technologies Holdings, Inc.	23,000	94
Avary Holding Shenzhen Co. Ltd. 'A'	20,500	104
China Railway Signal & Communication Corp. Ltd. 'H'	258,000	107
Foxconn Industrial Internet Co. Ltd. 'A'	70,000	249
Lenovo Group Ltd.	514,000	689
Luxshare Precision Industry Co. Ltd. 'A'	10,200	63
Sunny Optical Technology Group Co. Ltd.	22,200	161
Tianma Microelectronics Co. Ltd. 'A'	35,300	40
Xiaomi Corp. 'B' (b)	151,000	425

		1,973

MATERIALS 2.8%
Aluminum Corp. of China Ltd. 'H'	444,000	348
Angang Steel Co. Ltd. 'H'	148,000	29
Anhui Conch Cement Co. Ltd. 'H'	139,500	407
Baoshan Iron & Steel Co. Ltd. 'A'	152,100	150
China Hongqiao Group Ltd.	472,000	774
China National Building Material Co. Ltd. 'H'	344,000	149
CMOC Group Ltd. 'H'	93,000	90
Hengli Petrochemical Co. Ltd. 'A'	18,000	40
Hesteel Co. Ltd. 'A'	146,500	46
Huaxin Cement Co. Ltd. 'H'	21,400	24
Hunan Valin Steel Co. Ltd. 'A'	75,400	50
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. 'A'	20,700	14
Jiangxi Copper Co. Ltd. 'H'	111,000	223
Luxi Chemical Group Co. Ltd. 'A'	16,900	30
Maanshan Iron & Steel Co. Ltd. 'H'	84,000	13
Nanjing Iron & Steel Co. Ltd. 'A'	72,300	50
Ningxia Baofeng Energy Group Co. Ltd. 'A'	29,700	73
Shandong Chenming Paper Holdings Ltd. 'H'	28,500	7
Shanxi Taigang Stainless Steel Co. Ltd. 'A'	72,700	41
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	188,000	29
Tongling Nonferrous Metals Group Co. Ltd. 'A'	99,700	54
Xinxing Ductile Iron Pipes Co. Ltd. 'A'	145,900	79
Xinyu Iron & Steel Co. Ltd. 'A'	58,800	30
Zhongjin Gold Corp. Ltd. 'A'	18,700	40
Zijin Mining Group Co. Ltd. 'H'	118,000	263

		3,053

REAL ESTATE 1.2%
Agile Group Holdings Ltd. ^(a)(b)	262,000	25
China Merchants Shekou Industrial Zone Holdings Co. Ltd. 'A'	31,300	54
China Vanke Co. Ltd. 'H'	612,800	577
Country Garden Holdings Co. Ltd. «(b)	3,850,000	120
Financial Street Holdings Co. Ltd. 'A'	50,800	25
Greentown China Holdings Ltd.	21,000	24
Longfor Group Holdings Ltd.	116,000	218
Seazen Group Ltd.	532,000	171
Seazen Holdings Co. Ltd. 'A'	30,100	61
Youngor Group Co. Ltd. 'A'	27,600	32

		1,307

UTILITIES 2.3%
CGN Power Co. Ltd. 'H'	1,595,000	613
China National Nuclear Power Co. Ltd. 'A'	277,400	439
China Yangtze Power Co. Ltd. 'A'	178,100	763
ENN Energy Holdings Ltd.	36,500	274
GD Power Development Co. Ltd. 'A'	271,400	211
Huadian Power International Corp. Ltd. 'H'	72,000	41
Huaneng Lancang River Hydropower, Inc. 'A'	53,500	88
Huaneng Power International, Inc. 'H'	26,000	16
SDIC Power Holdings Co. Ltd. 'A'	19,200	46
Shenergy Co. Ltd. 'A'	10,300	12
Zhejiang Zheneng Electric Power Co. Ltd.	24,400	23

		2,526

Total China		27,636

GREECE 0.4%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	6,237	108

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

CONSUMER DISCRETIONARY 0.1%
JUMBO SA	1,965	56
OPAP SA	3,593	64

		120

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries SA	737	17

FINANCIALS 0.1%
Eurobank Ergasias Services & Holdings SA 'A'	36,904	85
National Bank of Greece SA	8,469	72

		157

INDUSTRIALS 0.1%
Star Bulk Carriers Corp.	2,649	63

Total Greece		465

HONG KONG 2.0%
FINANCIALS 0.5%
BOC Hong Kong Holdings Ltd.	122,000	387
China Taiping Insurance Holdings Co. Ltd.	85,200	135
Far East Horizon Ltd.	68,000	50

		572

INDUSTRIALS 0.4%
China Everbright Environment Group Ltd.	222,000	106
China Merchants Port Holdings Co. Ltd.	6,000	9
China State Construction International Holdings Ltd.	12,000	19
Orient Overseas International Ltd.	10,500	148
Shanghai Industrial Holdings Ltd.	23,000	36
Shenzhen International Holdings Ltd.	60,000	53

		371

MATERIALS 0.0%
China Resources Building Materials Technology Holdings Ltd.	62,000	17

REAL ESTATE 0.4%
China Jinmao Holdings Group Ltd.	306,000	45
China Overseas Land & Investment Ltd.	183,500	368

		413

UTILITIES 0.7%
Beijing Enterprises Holdings Ltd.	28,000	99
Beijing Enterprises Water Group Ltd.	38,000	12
China Power International Development Ltd.	48,000	23
China Resources Gas Group Ltd.	51,700	207
China Resources Power Holdings Co. Ltd.	30,000	81
Guangdong Investment Ltd.	182,000	121
Kunlun Energy Co. Ltd.	208,000	214

		757

Total Hong Kong		2,130

INDIA 18.2%
COMMUNICATION SERVICES 1.0%
Bharti Airtel Ltd.	44,372	905
Indus Towers Ltd. (b)	35,701	167
Vodafone Idea Ltd. (b)	224,988	28

		1,100

CONSUMER DISCRETIONARY 2.0%
Bajaj Auto Ltd.	2,987	440
Bharat Forge Ltd.	3,930	71
Bosch Ltd.	180	81
Eicher Motors Ltd.	880	53
Exide Industries Ltd.	5,185	31
Hero MotoCorp Ltd.	3,739	255
Mahindra & Mahindra Ltd.	11,002	406
Rajesh Exports Ltd.	14,587	51
Samvardhana Motherson International Ltd.	26,097	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Tata Motors Ltd.	28,188	327
TVS Motor Co. Ltd.	2,338	79
Vardhman Textiles Ltd.	2,374	13
Zomato Ltd. (b)	90,858	296

		2,169

CONSUMER STAPLES 1.4%
Avenue Supermarts Ltd. (b)	2,595	158
Britannia Industries Ltd.	927	70
Colgate-Palmolive India Ltd.	2,157	98
Dabur India Ltd.	3,957	30
Godrej Consumer Products Ltd.	2,688	45
Hindustan Unilever Ltd.	7,001	247
ITC Ltd.	94,191	582
Marico Ltd.	4,545	38
Nestle India Ltd.	1,913	61
Tata Consumer Products Ltd.	4,265	61
United Spirits Ltd.	1,332	25
Varun Beverages Ltd.	14,549	105

		1,520

ENERGY 2.6%
Bharat Petroleum Corp. Ltd.	171,937	758
Coal India Ltd.	52,096	317
Hindustan Petroleum Corp. Ltd.	81,984	430
Indian Oil Corp. Ltd.	211,083	454
Oil & Natural Gas Corp. Ltd.	146,235	520
Oil India Ltd.	24,146	167
Petronet LNG Ltd.	45,851	187

		2,833

FINANCIALS 2.1%
Bajaj Holdings & Investment Ltd.	100	13
Canara Bank	58,932	78
Cholamandalam Financial Holdings Ltd.	2,096	51
Federal Bank Ltd.	16,558	39
HDFC Asset Management Co. Ltd.	1,237	63
Housing & Urban Development Corp. Ltd.	4,126	12
ICICI Lombard General Insurance Co. Ltd.	2,461	64
ICICI Prudential Life Insurance Co. Ltd.	3,235	30
Indian Bank	2,571	16
Indian Railway Finance Corp. Ltd.	38,535	73
Jio Financial Services Ltd. (b)	33,599	140
LIC Housing Finance Ltd.	4,668	37
Life Insurance Corp. of India	3,778	45
Muthoot Finance Ltd.	1,670	41
Power Finance Corp. Ltd.	99,420	580
Punjab National Bank	41,754	53
REC Ltd.	32,586	216
Sammaan Capital Ltd.	65,660	128
SBI Life Insurance Co. Ltd.	3,153	69
Shriram Finance Ltd.	4,510	193
State Bank of India	39,875	374
Sundaram Finance Ltd.	516	32

		2,347

HEALTH CARE 1.4%
Alkem Laboratories Ltd.	629	45
Apollo Hospitals Enterprise Ltd.	832	72
Aurobindo Pharma Ltd.	3,698	64
Biocon Ltd.	2,422	10
Cipla Ltd.	9,825	194
Divi's Laboratories Ltd.	2,333	152
Dr Reddy's Laboratories Ltd.	2,474	199
Glenmark Pharmaceuticals Ltd.	2,281	46
Ipca Laboratories Ltd.	602	11
Lupin Ltd.	6,735	176
Mankind Pharma Ltd. (b)	863	26
Sun Pharmaceutical Industries Ltd.	18,561	427
Torrent Pharmaceuticals Ltd.	2,238	91
Zydus Lifesciences Ltd.	5,906	75

		1,588

INDUSTRIALS 1.1%
Adani Enterprises Ltd.	2,091	78
Adani Ports & Special Economic Zone Ltd.	8,736	151
Amara Raja Energy & Mobility Ltd.	638	11
Ashok Leyland Ltd.	17,318	48
Bharat Electronics Ltd.	59,485	203

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Bharat Heavy Electricals Ltd.	16,379	54
Container Corp. Of India Ltd.	3,301	36
Cummins India Ltd.	1,379	63
Hindustan Aeronautics Ltd.	3,604	190
InterGlobe Aviation Ltd. (b)	1,881	107
NCC Ltd.	4,900	18
Rail Vikas Nigam Ltd.	7,133	45
Siemens Ltd.	1,177	102
Voltas Ltd.	2,982	66

		1,172

INFORMATION TECHNOLOGY 2.3%
HCL Technologies Ltd.	10,533	226
Infosys Ltd.	27,353	611
LTIMindtree Ltd.	446	33
Mphasis Ltd.	1,913	68
Oracle Financial Services Software Ltd.	878	120
Redington Ltd.	19,323	43
Tata Consultancy Services Ltd.	22,721	1,157
Tech Mahindra Ltd.	13,380	252

		2,510

MATERIALS 2.0%
Ambuja Cements Ltd.	7,165	54
Asian Paints Ltd.	1,885	75
Castrol India Ltd.	4,377	13
Coromandel International Ltd.	2,282	46
Grasim Industries Ltd.	4,270	142
Gujarat State Fertilizers & Chemicals Ltd. 'F'	8,621	22
Hindalco Industries Ltd.	13,451	122
Jindal Saw Ltd.	9,002	80
Jindal Steel & Power Ltd.	9,265	115
National Aluminium Co. Ltd.	58,085	146
NMDC Ltd.	35,663	104
Pidilite Industries Ltd.	761	30
Rain Industries Ltd.	5,238	11
Steel Authority of India Ltd.	118,244	199
Supreme Industries Ltd.	1,780	113
Tata Steel Ltd.	156,998	316
UltraTech Cement Ltd.	1,823	257
Vedanta Ltd.	54,157	331

		2,176

REAL ESTATE 0.2%
DLF Ltd.	11,077	118
Macrotech Developers Ltd.	2,992	44
Oberoi Realty Ltd.	891	20
Prestige Estates Projects Ltd.	1,462	32

		214

UTILITIES 2.1%
Adani Energy Solutions Ltd. (b)	774	9
Adani Power Ltd. (b)	16,345	128
CESC Ltd.	6,954	17
GAIL India Ltd.	30,432	87
Gujarat State Petronet Ltd.	6,829	35
Jaiprakash Power Ventures Ltd. (b)	233,676	51
JSW Energy Ltd.	4,824	42
NHPC Ltd.	93,616	106
NTPC Ltd.	126,165	666
Power Grid Corp. of India Ltd.	178,411	752
PTC India Ltd.	16,092	40
Reliance Infrastructure Ltd. (b)	9,974	40
Reliance Power Ltd. (b)	165,249	96
SJVN Ltd.	6,800	11
Tata Power Co. Ltd.	23,554	135
Torrent Power Ltd.	1,568	35

		2,250

Total India		19,879

INDONESIA 1.0%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk PT	1,096,700	217

CONSUMER STAPLES 0.1%
Indofood CBP Sukses Makmur Tbk PT	58,600	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Indofood Sukses Makmur Tbk PT	28,200	13
Sumber Alfaria Trijaya Tbk PT	302,500	63

		124

ENERGY 0.2%
Adaro Energy Indonesia Tbk PT	595,300	150
Indo Tambangraya Megah Tbk PT	22,500	40
United Tractors Tbk PT	7,900	14

		204

FINANCIALS 0.3%
Bank Central Asia Tbk PT	274,100	187
Bank Mandiri Persero Tbk PT	407,200	187

		374

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	406,200	46

MATERIALS 0.2%
Amman Mineral Internasional PT (b)	154,500	95
Chandra Asri Petrochemical Tbk PT	126,000	70

		165

Total Indonesia		1,130

IRELAND 0.3%
CONSUMER DISCRETIONARY 0.3%
PDD Holdings, Inc. ADR (b)	2,219	299

Total Ireland		299

KUWAIT 0.3%
COMMUNICATION SERVICES 0.1%
Mobile Telecommunications Co. KSCP	33,058	51

CONSUMER DISCRETIONARY 0.0%
Humansoft Holding Co. KSC	317	3

FINANCIALS 0.2%
Al Ahli Bank of Kuwait KSCP	3,970	4
Boubyan Bank KSCP	11,042	21
Gulf Bank KSCP	17,293	17
Kuwait Finance House KSCP	73,809	173
National Bank of Kuwait SAKP	10,456	30

		245

INDUSTRIALS 0.0%
National Industries Group Holding SAK	6,101	4

REAL ESTATE 0.0%
Mabanee Co. KPSC	1,640	5

Total Kuwait		308

MALAYSIA 2.2%
COMMUNICATION SERVICES 0.1%
Axiata Group Bhd.	45,900	28
Maxis Bhd.	37,200	36
Telekom Malaysia Bhd.	37,300	60

		124

CONSUMER DISCRETIONARY 0.1%
Genting Bhd.	48,000	49
Genting Malaysia Bhd.	100,500	59

		108

CONSUMER STAPLES 0.1%
IOI Corp. Bhd.	28,800	26
Kuala Lumpur Kepong Bhd.	7,300	36

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

PPB Group Bhd.	7,000	25
SD Guthrie Bhd.	31,600	37

		124

FINANCIALS 0.9%
AMMB Holdings Bhd.	35,700	43
CIMB Group Holdings Bhd.	160,700	314
Hong Leong Bank Bhd.	11,600	61
Malayan Banking Bhd.	111,700	284
Public Bank Bhd.	168,000	186
RHB Bank Bhd.	40,500	61

		949

HEALTH CARE 0.2%
Hartalega Holdings Bhd.	121,800	82
IHH Healthcare Bhd.	6,900	12
Top Glove Corp. Bhd. (b)	474,800	115

		209

INDUSTRIALS 0.3%
Capital A Bhd. (b)	201,300	48
Gamuda Bhd.	32,100	63
IJM Corp. Bhd.	14,500	10
Malaysia Airports Holdings Bhd.	21,300	54
MISC Bhd.	20,400	39
Sime Darby Bhd.	186,500	111
Sunway Bhd.	21,300	22

		347

MATERIALS 0.1%
Petronas Chemicals Group Bhd.	60,600	83
Press Metal Aluminium Holdings Bhd.	21,000	26

		109

UTILITIES 0.4%
Petronas Gas Bhd.	5,200	23
Tenaga Nasional Bhd.	81,600	286
YTL Corp. Bhd.	169,400	103
YTL Power International Bhd.	34,400	31

		443

Total Malaysia		2,413

MEXICO 1.5%
COMMUNICATION SERVICES 0.1%
America Movil SAB. de CV	21,500	18
Grupo Televisa SAB	108,863	55
Megacable Holdings SAB de CV	12,334	25

		98

CONSUMER STAPLES 0.8%
Arca Continental SAB de CV	12,233	114
Coca-Cola Femsa SAB de CV	16,068	142
Fomento Economico Mexicano SAB de CV	14,189	140
Gruma SAB de CV 'B'	4,302	80
Grupo Bimbo SAB de CV 'A'	14,489	50
Kimberly-Clark de Mexico SAB de CV 'A'	46,717	76
Wal-Mart de Mexico SAB de CV	100,290	301

		903

FINANCIALS 0.0%
Grupo Elektra SAB de CV «	696	33

INDUSTRIALS 0.1%
Alfa SAB de CV 'A'	99,823	82
Grupo Aeroportuario del Sureste SAB de CV 'B'	875	25

		107

MATERIALS 0.5%
Grupo Mexico SAB de CV 'B'	80,180	447

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Orbia Advance Corp. SAB de CV	34,338	35

		482

Total Mexico		1,623

NETHERLANDS 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle NV	2,969	25

Total Netherlands		25

PHILIPPINES 0.2%
COMMUNICATION SERVICES 0.1%
PLDT, Inc.	2,295	61

CONSUMER STAPLES 0.0%
Universal Robina Corp.	13,850	26

INDUSTRIALS 0.1%
International Container Terminal Services, Inc.	13,770	100

UTILITIES 0.0%
Manila Electric Co.	3,100	24

Total Philippines		211

POLAND 0.8%
COMMUNICATION SERVICES 0.2%
Cyfrowy Polsat SA	30,629	101
Orange Polska SA	17,822	39

		140

FINANCIALS 0.4%
Bank Polska Kasa Opieki SA	3,418	130
Powszechna Kasa Oszczednosci Bank Polski SA	12,270	179
Powszechny Zaklad Ubezpieczen SA	7,389	81
Santander Bank Polska SA	403	48

		438

INFORMATION TECHNOLOGY 0.0%
Asseco Poland SA	481	11

MATERIALS 0.0%
Jastrzebska Spolka Weglowa SA (b)	3,860	26

UTILITIES 0.2%
Enea SA (b)	13,905	41
PGE Polska Grupa Energetyczna SA (b)	56,364	105
Tauron Polska Energia SA (b)	78,783	69

		215

Total Poland		830

QATAR 0.5%
COMMUNICATION SERVICES 0.0%
Ooredoo QPSC	11,948	38

ENERGY 0.0%
Qatar Fuel QSC	2,515	11
Qatar Gas Transport Co. Ltd.	23,384	28

		39

FINANCIALS 0.3%
Commercial Bank PSQC	9,852	12
Doha Bank QPSC	67,003	32
Masraf Al Rayan QSC	90,514	61
Qatar Islamic Bank QPSC	11,863	70

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Qatar National Bank QPSC	36,549	170

		345

INDUSTRIALS 0.1%
Industries Qatar QSC	26,717	96

REAL ESTATE 0.1%
Barwa Real Estate Co.	55,219	43

UTILITIES 0.0%
Qatar Electricity & Water Co. QSC	2,341	10

Total Qatar		571

RUSSIA 0.0%
ENERGY 0.0%
Gazprom Neft PJSC «	13,620	0
Gazprom PJSC «(b)	635,130	0
LUKOIL PJSC «	15,703	0
Novatek PJSC «	21,924	0
Rosneft Oil Co. PJSC «	66,050	0
Surgutneftegas PJSC «	701,700	0
Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	117,340	0
VTB Bank PJSC «(b)	119,798	0

		0

MATERIALS 0.0%
Magnitogorsk Iron & Steel Works PJSC «	160,600	0
MMC Norilsk Nickel PJSC «	126,900	0
Novolipetsk Steel PJSC «	88,470	0
Severstal PAO «	17,344	0

		0

UTILITIES 0.0%
Federal Grid Co. - Rosseti PJSC «(b)	22,174,692	0
Inter RAO UES PJSC «	1,587,500	0

		0

Total Russia		0

SAUDI ARABIA 2.5%
COMMUNICATION SERVICES 0.5%
Saudi Telecom Co.	48,088	560

CONSUMER DISCRETIONARY 0.1%
Jarir Marketing Co.	11,272	40

CONSUMER STAPLES 0.1%
Abdullah Al Othaim Markets Co.	5,002	16
Almarai Co. JSC	4,192	62
Savola Group	6,124	44

		122

ENERGY 0.5%
Saudi Arabian Oil Co.	74,155	536

FINANCIALS 0.6%
Al Rajhi Bank	18,003	420
Alinma Bank	9,175	70
Arab National Bank	2,031	10
Bank Al-Jazira (b)	3,607	17
Bank AlBilad	2,039	21
Bupa Arabia for Cooperative Insurance Co.	1,075	59

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Saudi Investment Bank	10,408	36

		633

HEALTH CARE 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	333	26

MATERIALS 0.4%
Advanced Petrochemical Co. (b)	2,227	23
SABIC Agri-Nutrients Co.	508	16
Sahara International Petrochemical Co.	5,152	41
Saudi Basic Industries Corp.	13,080	261
Saudi Cement Co.	957	11
Yanbu National Petrochemical Co.	7,401	84

		436

REAL ESTATE 0.0%
Arabian Centres Co. Ltd.	6,404	37

UTILITIES 0.3%
ACWA Power Co.	1,935	256
Saudi Electricity Co.	10,854	48

		304

Total Saudi Arabia		2,694

SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	1,700	14

Total Singapore		14

SOUTH AFRICA 3.0%
COMMUNICATION SERVICES 0.3%
MTN Group Ltd.	39,471	210
MultiChoice Group (b)	13,315	84
Vodacom Group Ltd.	13,492	85

		379

CONSUMER DISCRETIONARY 0.4%
Foschini Group Ltd.	1,711	15
Motus Holdings Ltd.	5,938	42
Mr Price Group Ltd.	6,501	102
Naspers Ltd. 'N'	748	181
Woolworths Holdings Ltd.	18,704	74

		414

CONSUMER STAPLES 0.5%
AVI Ltd.	7,862	50
Bid Corp. Ltd.	5,239	134
Pick n Pay Stores Ltd.	19,885	30
Shoprite Holdings Ltd.	9,605	164
SPAR Group Ltd.	12,832	100
Tiger Brands Ltd.	3,411	46

		524

ENERGY 0.1%
Exxaro Resources Ltd.	10,587	105

FINANCIALS 0.6%
Capitec Bank Holdings Ltd.	1,256	221
FirstRand Ltd.	74,992	360
Momentum Group Ltd.	6,436	11
Nedbank Group Ltd.	3,754	65

		657

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	8,601	97

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Life Healthcare Group Holdings Ltd.	38,291	36

		133

INDUSTRIALS 0.1%
Bidvest Group Ltd.	7,530	128

MATERIALS 0.9%
African Rainbow Minerals Ltd.	2,643	29
Anglo American Platinum Ltd.	1,835	66
Gold Fields Ltd.	10,122	157
Harmony Gold Mining Co. Ltd.	7,042	72
Impala Platinum Holdings Ltd.	43,461	244
Kumba Iron Ore Ltd.	2,812	65
Sappi Ltd.	27,076	76
Sasol Ltd.	16,248	109
Sibanye Stillwater Ltd.	104,488	108

		926

Total South Africa		3,266

SOUTH KOREA 11.9%
COMMUNICATION SERVICES 0.7%
CJ ENM Co. Ltd.	467	25
KT Corp.	10,970	336
LG Uplus Corp.	9,348	70
SK Telecom Co. Ltd.	6,764	288

		719

CONSUMER DISCRETIONARY 2.9%
Coway Co. Ltd.	1,955	99
Hankook Tire & Technology Co. Ltd.	3,288	104
HL Mando Co. Ltd.	1,528	43
Hyundai Mobis Co. Ltd.	2,435	403
Hyundai Motor Co.	7,115	1,325
Hyundai Wia Corp.	1,353	53
Kia Corp.	8,633	657
LG Electronics, Inc.	5,700	454
Lotte Shopping Co. Ltd.	794	37
Shinsegae, Inc.	218	27

		3,202

CONSUMER STAPLES 0.5%
Amorepacific Group	1,736	37
CJ CheilJedang Corp.	487	113
E-MART, Inc.	1,666	75
GS Retail Co. Ltd.	886	15
KT&G Corp.	3,091	256
LG H&H Co. Ltd.	302	87

		583

ENERGY 0.4%
HD Hyundai Co. Ltd.	2,234	130
S-Oil Corp.	1,092	51
SK Innovation Co. Ltd. (b)	2,283	205

		386

FINANCIALS 3.1%
BNK Financial Group, Inc.	15,356	106
DB Insurance Co. Ltd.	2,034	175
DGB Financial Group, Inc.	8,295	51
Hana Financial Group, Inc.	12,349	554
Hanwha Life Insurance Co. Ltd.	13,954	31
Hyundai Marine & Fire Insurance Co. Ltd.	4,139	104
Industrial Bank of Korea	13,398	143
KB Financial Group, Inc.	6,537	403
Korea Investment Holdings Co. Ltd.	420	23
Meritz Financial Group, Inc.	1,233	91
Mirae Asset Securities Co. Ltd.	1,826	12
NH Investment & Securities Co. Ltd. 'C'	1,257	13
Samsung Card Co. Ltd.	693	22
Samsung Fire & Marine Insurance Co. Ltd.	1,195	316
Samsung Life Insurance Co. Ltd.	2,536	181
Samsung Securities Co. Ltd.	405	13
Shinhan Financial Group Co. Ltd.	19,180	814

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Woori Financial Group, Inc.	26,243	310

		3,362

HEALTH CARE 0.2%
Celltrion, Inc.	1,665	248

INDUSTRIALS 1.8%
CJ Corp.	1,622	147
CJ Logistics Corp.	957	68
Daewoo Engineering & Construction Co. Ltd. (b)	12,774	37
DL E&C Co. Ltd.	2,168	49
Doosan Co. Ltd.	1,096	142
GS Engineering & Construction Corp.	6,850	96
GS Holdings Corp.	2,025	66
Hanwha Aerospace Co. Ltd.	318	72
Hanwha Corp.	3,269	72
Hanwha Industrial Solutions Co. Ltd (b)	353	9
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	673	96
HDC Hyundai Development Co-Engineering & Construction	1,742	30
Hyundai Engineering & Construction Co. Ltd.	5,108	119
Hyundai Glovis Co. Ltd.	1,787	166
LG Corp.	2,655	160
Lotte Corp.	1,389	26
LS Corp.	855	80
LX International Corp.	2,971	68
Posco International Corp.	2,446	107
Samsung C&T Corp.	521	55
SK Networks Co. Ltd.	11,193	41
SK, Inc.	1,838	215

		1,921

INFORMATION TECHNOLOGY 1.0%
LG Display Co. Ltd.	19,371	161
Samsung Electro-Mechanics Co. Ltd.	1,155	117
SK Hynix, Inc.	6,308	844

		1,122

MATERIALS 0.9%
Hyundai Steel Co.	5,001	106
KCC Corp.	272	62
Korea Zinc Co. Ltd.	196	103
Kumho Petrochemical Co. Ltd.	471	57
Lotte Chemical Corp.	1,200	93
Posco Holdings, Inc.	1,926	565

		986

UTILITIES 0.4%
Korea Electric Power Corp. (b)	20,377	319
Korea Gas Corp.	3,669	130

		449

Total South Korea		12,978

TAIWAN 19.5%
COMMUNICATION SERVICES 0.8%
Chunghwa Telecom Co. Ltd.	107,000	424
Far EasTone Telecommunications Co. Ltd.	70,000	200
Taiwan Mobile Co. Ltd.	72,000	262

		886

CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	55,000	90
China Motor Corp.	29,000	68
Eclat Textile Co. Ltd.	5,000	86
Feng TAY Enterprise Co. Ltd.	13,560	66
Giant Manufacturing Co. Ltd.	6,000	42
Nien Made Enterprise Co. Ltd.	2,000	32
Pou Chen Corp.	113,000	128

		512

CONSUMER STAPLES 0.4%
Great Wall Enterprise Co. Ltd.	10,008	16
President Chain Store Corp.	12,000	112

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Uni-President Enterprises Corp.	120,000	328

		456

ENERGY 0.0%
Formosa Petrochemical Corp.	20,000	33

FINANCIALS 3.7%
Cathay Financial Holding Co. Ltd.	301,200	632
Chang Hwa Commercial Bank Ltd.	135,284	77
CTBC Financial Holding Co. Ltd.	579,000	630
E.Sun Financial Holding Co. Ltd.	243,447	215
First Financial Holding Co. Ltd.	150,904	131
Fubon Financial Holding Co. Ltd.	256,103	729
Hua Nan Financial Holdings Co. Ltd. 'C'	142,588	116
KGI Financial Holding Co. Ltd.	470,096	245
Mega Financial Holding Co. Ltd.	221,515	275
Shanghai Commercial & Savings Bank Ltd.	49,712	61
Shin Kong Financial Holding Co. Ltd.	432,847	164
SinoPac Financial Holdings Co. Ltd.	210,602	161
Taishin Financial Holding Co. Ltd.	227,971	132
Taiwan Business Bank	184,967	93
Taiwan Cooperative Financial Holding Co. Ltd.	121,503	99
Yuanta Financial Holding Co. Ltd.	235,917	236

		3,996

INDUSTRIALS 1.1%
Evergreen Marine Corp. Taiwan Ltd.	86,000	547
Far Eastern New Century Corp.	84,000	101
Taiwan Glass Industry Corp.	14,000	8
Taiwan High Speed Rail Corp.	15,000	14
Teco Electric & Machinery Co. Ltd.	42,000	65
Wan Hai Lines Ltd.	13,000	40
Yang Ming Marine Transport Corp.	216,000	470

		1,245

INFORMATION TECHNOLOGY 12.1%
Accton Technology Corp.	6,000	100
Acer, Inc.	106,000	136
Advantech Co. Ltd.	7,119	72
ASE Technology Holding Co. Ltd.	96,000	455
Asustek Computer, Inc.	50,000	869
AUO Corp.	498,600	267
Catcher Technology Co. Ltd.	31,000	231
Cheng Uei Precision Industry Co. Ltd.	18,000	37
Chicony Electronics Co. Ltd.	31,000	160
Compal Electronics, Inc.	317,000	333
Compeq Manufacturing Co. Ltd.	5,000	11
Delta Electronics, Inc.	23,000	274
Foxconn Technology Co. Ltd.	44,000	92
General Interface Solution Holding Ltd.	18,000	33
Hon Hai Precision Industry Co. Ltd.	424,600	2,500
Innolux Corp.	579,592	295
Inventec Corp.	164,000	223
King Yuan Electronics Co. Ltd.	16,000	57
Kinpo Electronics	61,000	42
Largan Precision Co. Ltd.	2,290	184
Lite-On Technology Corp.	87,000	273
Macronix International Co. Ltd.	53,000	45
MediaTek, Inc.	39,000	1,437
Micro-Star International Co. Ltd.	24,000	131
Mitac Holdings Corp.	61,000	87
Novatek Microelectronics Corp.	9,000	147
Pegatron Corp.	114,000	370
Powertech Technology, Inc.	47,000	203
Primax Electronics Ltd.	18,000	51
Qisda Corp.	66,000	78
Quanta Computer, Inc.	108,000	900
Radiant Opto-Electronics Corp.	17,000	104
Realtek Semiconductor Corp.	10,000	148
Silicon Motion Technology Corp.	705	43
Supreme Electronics Co. Ltd.	35,861	75
Synnex Technology International Corp.	52,000	118
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,478
TPK Holding Co. Ltd.	25,000	35
Tripod Technology Corp.	18,000	111
Wistron Corp.	152,347	486
WPG Holdings Ltd.	84,560	200
WT Microelectronics Co. Ltd.	43,880	147
Yageo Corp.	3,389	67

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Zhen Ding Technology Holding Ltd.	32,000	114

		13,219

MATERIALS 0.8%
Asia Cement Corp.	46,000	69
China Steel Corp.	266,000	194
Eternal Materials Co. Ltd.	25,300	27
Formosa Chemicals & Fibre Corp.	30,000	41
Formosa Plastics Corp.	92,000	155
Nan Ya Plastics Corp.	49,000	71
Taiwan Fertilizer Co. Ltd.	10,000	18
TCC Group Holdings Co. Ltd.	172,553	184
Tung Ho Steel Enterprise Corp.	21,020	53
YFY, Inc.	42,000	44

		856

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	4,000	9
Highwealth Construction Corp.	15,835	22
Ruentex Development Co. Ltd.	26,380	41

		72

Total Taiwan		21,275

THAILAND 2.5%
COMMUNICATION SERVICES 0.3%
Advanced Info Service PCL	28,000	226
Digital Telecommunications Infrastructure Fund 'F'	197,700	59
Jasmine International PCL	362,774	33
True Corp. PCL (b)	30,800	11

		329

CONSUMER DISCRETIONARY 0.1%
Home Product Center PCL	84,100	27
Sri Trang Agro-Industry PCL	73,100	57

		84

CONSUMER STAPLES 0.5%
Berli Jucker PCL	23,600	18
Charoen Pokphand Foods PCL	239,000	177
CP ALL PCL	60,800	123
Thai Beverage PCL	244,000	102
Thai Union Group PCL 'F'	189,500	86

		506

ENERGY 0.7%
Bangchak Corp. PCL	61,100	71
IRPC PCL	1,042,400	57
PTT PCL	492,800	519
Star Petroleum Refining PCL	154,500	34
Thai Oil PCL	81,800	130

		811

FINANCIALS 0.1%
Thanachart Capital PCL	29,600	46
Tisco Financial Group PCL	25,800	78

		124

HEALTH CARE 0.3%
Bangkok Dusit Medical Services PCL 'F'	186,800	174
Bumrungrad Hospital PCL	10,400	86
Sri Trang Gloves Thailand PCL	76,700	29

		289

INFORMATION TECHNOLOGY 0.1%
Fabrinet (b)	368	87

MATERIALS 0.3%
PTT Global Chemical PCL	143,400	133

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Siam Cement PCL	27,700	206

		339

REAL ESTATE 0.1%
Land & Houses PCL	234,000	46
Supalai PCL	67,500	43

		89

UTILITIES 0.0%
Ratch Group PCL	25,550	25

Total Thailand		2,683

TURKEY 1.0%
COMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon AS	17,989	26
Turkcell Iletisim Hizmetleri AS	51,596	144

		170

CONSUMER DISCRETIONARY 0.1%
Arcelik AS	2,941	13
Ford Otomotiv Sanayi AS	900	24
Vestel Elektronik Sanayi ve Ticaret AS	14,375	27

		64

CONSUMER STAPLES 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,830	79
BIM Birlesik Magazalar AS	21,622	314
Coca-Cola Icecek AS	23,298	39

		432

ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	1	0

FINANCIALS 0.1%
Akbank TAS	31,359	57
Is Yatirim Menkul Degerler AS 'A'	75,206	77
Yapi ve Kredi Bankasi AS	27,804	25

		159

INDUSTRIALS 0.2%
AG Anadolu Grubu Holding AS	4,871	44
Aselsan Elektronik Sanayi Ve Ticaret AS	21,254	37
Enka Insaat ve Sanayi AS	37,219	49
Tekfen Holding AS	26,328	40
Turkiye Sise ve Cam Fabrikalari AS	12,413	16

		186

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	40,662	64
Petkim Petrokimya Holding AS (b)	27,743	18

		82

UTILITIES 0.0%
Aygaz AS	1	0
Enerjisa Enerji AS	12,194	21

		21

Total Turkey		1,114

UNITED ARAB EMIRATES 0.6%
CONSUMER DISCRETIONARY 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	62,997	62

ENERGY 0.0%
ADNOC Drilling Co. PJSC	29,618	38

FINANCIALS 0.3%
Abu Dhabi Islamic Bank PJSC	13,372	46

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Dubai Islamic Bank PJSC	41,157	71
Emirates NBD Bank PJSC	16,279	90
First Abu Dhabi Bank PJSC	37,527	140

		347

MATERIALS 0.0%
Borouge PLC	24,797	17

REAL ESTATE 0.2%
Aldar Properties PJSC	12,797	26
Emaar Development PJSC	35,447	84
Emaar Properties PJSC	42,256	101

		211

Total United Arab Emirates		675

Total Common Stocks (Cost $90,659)		106,141

PREFERRED STOCKS 2.7%
BRAZIL 2.7%
BANKING & FINANCE 0.4%
Itau Unibanco Holding SA	65,600	435

INDUSTRIALS 0.5%
Braskem SA	25,990	95
Gerdau SA	43,714	153
Metalurgica Gerdau SA	96,392	193
Usinas Siderurgicas de Minas Gerais SA Usiminas 'A'	85,900	99

		540

UTILITIES 1.8%
Cia de Transmissao de Energia Eletrica Paulista	16,221	72
Cia Energetica de Minas Gerais	79,397	166
Companhia Paranaense de Energia	26,056	49
Petroleo Brasileiro SA	248,598	1,643

		1,930

Total Brazil		2,905

CHILE 0.0%
INDUSTRIALS 0.0%
Embotelladora Andina SA	8,339	28

Total Chile		28

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC «	2,929	0
Transneft PJSC «(d)	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $2,311)		2,933

REAL ESTATE INVESTMENT TRUSTS 0.0%
INDIA 0.0%
REAL ESTATE 0.0%
Embassy Office Parks REIT	2,249	11

Total India		11

SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	42,265	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Total South Africa		34

Total Real Estate Investment Trusts (Cost $45)		45

Total Investments in Securities (Cost $93,015)		109,119

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 4.950% (c)(d)(e)	8,024	8

Total Short-Term Instruments (Cost $8)		8

Total Investments in Affiliates (Cost $8)		8

Total Investments 100.1% (Cost $93,023)		$109,127
Other Assets and Liabilities, net (0.1)%		(160)

Net Assets 100.0%		$108,967

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $7 were out on loan in exchange for $8 of cash collateral as of September 30, 2024.
(e)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$245	$0	$0	$245
	Consumer Discretionary	266	0	0	266
	Consumer Staples	898	0	0	898
	Energy	126	0	0	126
	Financials	152	0	0	152
	Health Care	9	0	0	9
	Industrials	213	0	0	213
	Materials	1,002	0	0	1,002
	Utilities	250	0	0	250
Chile
	Consumer Discretionary	0	42	0	42
	Consumer Staples	122	62	0	184
	Financials	0	374	0	374
	Materials	32	0	0	32
	Utilities	129	0	0	129
China
	Communication Services	518	1,458	0	1,976
	Consumer Discretionary	423	1,287	0	1,710
	Consumer Staples	0	1,151	0	1,151
	Energy	0	2,102	0	2,102
	Financials	212	7,196	0	7,408
	Health Care	0	795	0	795
	Industrials	338	3,297	0	3,635
	Information Technology	0	1,973	0	1,973
	Materials	31	3,022	0	3,053
	Real Estate	0	1,187	120	1,307
	Utilities	850	1,676	0	2,526
Greece
	Communication Services	0	108	0	108
	Consumer Discretionary	64	56	0	120
	Energy	0	17	0	17
	Financials	0	157	0	157
	Industrials	63	0	0	63
Hong Kong
	Financials	50	522	0	572
	Industrials	0	371	0	371
	Materials	0	17	0	17
	Real Estate	0	413	0	413
	Utilities	0	757	0	757
India
	Communication Services	0	1,100	0	1,100
	Consumer Discretionary	0	2,169	0	2,169
	Consumer Staples	105	1,415	0	1,520
	Energy	0	2,833	0	2,833
	Financials	0	2,347	0	2,347
	Health Care	0	1,588	0	1,588
	Industrials	0	1,172	0	1,172
	Information Technology	0	2,510	0	2,510
	Materials	0	2,176	0	2,176
	Real Estate	0	214	0	214
	Utilities	51	2,199	0	2,250
Indonesia
	Communication Services	0	217	0	217

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Consumer Staples	124	0	0	124
Energy	40	164	0	204
Financials	187	187	0	374
Health Care	46	0	0	46
Materials	70	95	0	165
Ireland
Consumer Discretionary	299	0	0	299
Kuwait
Communication Services	0	51	0	51
Consumer Discretionary	3	0	0	3
Financials	0	245	0	245
Industrials	0	4	0	4
Real Estate	5	0	0	5
Malaysia
Communication Services	0	124	0	124
Consumer Discretionary	0	108	0	108
Consumer Staples	0	124	0	124
Financials	0	949	0	949
Health Care	12	197	0	209
Industrials	102	245	0	347
Materials	0	109	0	109
Utilities	23	420	0	443
Mexico
Communication Services	98	0	0	98
Consumer Staples	903	0	0	903
Financials	0	0	33	33
Industrials	107	0	0	107
Materials	482	0	0	482
Netherlands
Real Estate	25	0	0	25
Philippines
Communication Services	0	61	0	61
Consumer Staples	0	26	0	26
Industrials	0	100	0	100
Utilities	24	0	0	24
Poland
Communication Services	0	140	0	140
Financials	0	438	0	438
Information Technology	0	11	0	11
Materials	0	26	0	26
Utilities	110	105	0	215
Qatar
Communication Services	38	0	0	38
Energy	11	28	0	39
Financials	0	345	0	345
Industrials	0	96	0	96
Real Estate	0	43	0	43
Utilities	0	10	0	10
Saudi Arabia
Communication Services	0	560	0	560
Consumer Discretionary	0	40	0	40
Consumer Staples	0	122	0	122
Energy	0	536	0	536
Financials	59	574	0	633
Health Care	26	0	0	26
Materials	261	175	0	436
Real Estate	0	37	0	37
Utilities	0	304	0	304
Singapore
Industrials	14	0	0	14
South Africa
Communication Services	379	0	0	379
Consumer Discretionary	131	283	0	414
Consumer Staples	210	314	0	524
Energy	0	105	0	105
Financials	232	425	0	657
Health Care	133	0	0	133
Industrials	0	128	0	128
Materials	65	861	0	926
South Korea
Communication Services	0	719	0	719
Consumer Discretionary	0	3,202	0	3,202
Consumer Staples	0	583	0	583
Energy	0	386	0	386
Financials	0	3,362	0	3,362
Health Care	0	248	0	248
Industrials	9	1,912	0	1,921
Information Technology	0	1,122	0	1,122
Materials	0	986	0	986
Utilities	0	449	0	449
Taiwan
Communication Services	0	886	0	886
Consumer Discretionary	0	512	0	512
Consumer Staples	0	456	0	456

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Energy	0	33	0	33
Financials	0	3,996	0	3,996
Industrials	0	1,245	0	1,245
Information Technology	43	13,176	0	13,219
Materials	0	856	0	856
Real Estate	0	72	0	72
Thailand
Communication Services	59	270	0	329
Consumer Discretionary	0	84	0	84
Consumer Staples	0	506	0	506
Energy	0	811	0	811
Financials	78	46	0	124
Health Care	0	289	0	289
Information Technology	87	0	0	87
Materials	0	339	0	339
Real Estate	0	89	0	89
Utilities	0	25	0	25
Turkey
Communication Services	26	144	0	170
Consumer Discretionary	51	13	0	64
Consumer Staples	353	79	0	432
Financials	134	25	0	159
Industrials	133	53	0	186
Materials	64	18	0	82
Utilities	0	21	0	21
United Arab Emirates
Consumer Discretionary	0	62	0	62
Energy	38	0	0	38
Financials	136	211	0	347
Materials	0	17	0	17
Real Estate	0	211	0	211
Preferred Stocks
Brazil
Banking & Finance	435	0	0	435
Industrials	540	0	0	540
Utilities	1,930	0	0	1,930
Chile
Industrials	0	28	0	28
Real Estate Investment Trusts
India
Real Estate	11	0	0	11
South Africa
Real Estate	34	0	0	34
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	8	0	0	8

Total Investments	$14,537	$94,437	$153	$109,127

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
COMMON STOCKS 97.1%
AUSTRALIA 4.8%
COMMUNICATION SERVICES 0.2%
CAR Group Ltd.	10,888	$282
Nine Entertainment Co. Holdings Ltd.	13,353	12
REA Group Ltd.	1,614	223
SEEK Ltd.	6,892	118

		635

CONSUMER DISCRETIONARY 0.5%
Amotiv Ltd.	3,298	24
ARB Corp. Ltd.	1,017	33
Aristocrat Leisure Ltd.	6,512	263
Breville Group Ltd.	5,844	138
Domino's Pizza Enterprises Ltd.	2,542	62
Harvey Norman Holdings Ltd.	23,840	81
JB Hi-Fi Ltd.	2,751	151
Premier Investments Ltd.	1,898	40
Super Retail Group Ltd.	10,616	133
Wesfarmers Ltd.	13,569	659

		1,584

CONSUMER STAPLES 0.4%
Coles Group Ltd.	20,393	254
GrainCorp Ltd. 'A'	20,298	129
Metcash Ltd.	54,416	134
Woolworths Group Ltd.	23,842	548

		1,065

ENERGY 0.1%
Ampol Ltd.	3,287	69
New Hope Corp. Ltd.	5,943	21
Viva Energy Group Ltd.	45,366	92

		182

FINANCIALS 1.5%
AMP Ltd.	140,086	129
ANZ Group Holdings Ltd.	18,383	386
ASX Ltd.	2,975	131
Bank of Queensland Ltd.	14,263	61
Bendigo & Adelaide Bank Ltd.	8,322	67
Commonwealth Bank of Australia	8,892	829
Insurance Australia Group Ltd.	43,635	222
Macquarie Group Ltd.	2,737	438
Magellan Financial Group Ltd.	4,336	30
Medibank Pvt Ltd.	99,687	251
National Australia Bank Ltd.	26,226	679
NIB Holdings Ltd.	12,790	52
Perpetual Ltd.	3,282	42
QBE Insurance Group Ltd.	12,085	138
Suncorp Group Ltd.	20,487	256
Westpac Banking Corp.	25,925	567

		4,278

HEALTH CARE 0.4%
Ansell Ltd.	6,987	154
Cochlear Ltd.	1,347	262
CSL Ltd.	2,188	432
Sonic Healthcare Ltd.	9,472	178

		1,026

INDUSTRIALS 0.5%
ALS Ltd.	8,627	86
Aurizon Holdings Ltd.	82,599	201

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Brambles Ltd.	31,694	416
Computershare Ltd.	3,918	68
Downer EDI Ltd.	21,146	80
McMillan Shakespeare Ltd.	2,652	28
Monadelphous Group Ltd.	5,892	52
Reece Ltd.	7,358	144
Seven Group Holdings Ltd.	4,385	130
Transurban Group	20,962	189
Worley Ltd.	3,237	33

		1,427

INFORMATION TECHNOLOGY 0.1%
WiseTech Global Ltd.	3,569	338

MATERIALS 0.9%
BHP Group Ltd.	12,702	394
BlueScope Steel Ltd.	4,559	70
Champion Iron Ltd.	5,332	27
Evolution Mining Ltd.	39,941	127
Fortescue Ltd.	35,117	495
IGO Ltd.	13,972	56
Iluka Resources Ltd.	13,878	66
Incitec Pivot Ltd.	70,135	150
Northern Star Resources Ltd.	21,197	232
Orica Ltd.	5,521	71
Regis Resources Ltd.	25,122	35
Rio Tinto Ltd.	6,847	606
Sandfire Resources Ltd.	6,411	48
Sims Ltd.	11,746	102

		2,479

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	15,250	75

UTILITIES 0.2%
AGL Energy Ltd.	24,741	202
APA Group	14,257	76
Origin Energy Ltd.	27,977	194

		472

Total Australia		13,561

AUSTRIA 0.2%
ENERGY 0.0%
OMV AG	1,578	68

FINANCIALS 0.1%
Erste Group Bank AG	1,941	107
UNIQA Insurance Group AG	9,957	82

		189

INDUSTRIALS 0.0%
Andritz AG	1,654	117

MATERIALS 0.1%
voestalpine AG	4,895	127

REAL ESTATE 0.0%
CA Immobilien Anlagen AG	3,123	93

UTILITIES 0.0%
Verbund AG	798	66

Total Austria		660

BELGIUM 0.5%
COMMUNICATION SERVICES 0.0%
Proximus SADP	7,888	62

CONSUMER DISCRETIONARY 0.0%
D'ieteren Group	339	72

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

CONSUMER STAPLES 0.1%
Colruyt Group NV	3,194	149
Lotus Bakeries NV	5	67

		216

FINANCIALS 0.0%
Ageas SA	1,125	60
Gimv NV	1,094	51

		111

HEALTH CARE 0.3%
UCB SA	3,808	687

INDUSTRIALS 0.0%
Ackermans & Van Haaren NV	433	92

MATERIALS 0.0%
Solvay SA	1,567	61

UTILITIES 0.1%
Elia Group SA	1,031	118

Total Belgium		1,419

CANADA 7.7%
COMMUNICATION SERVICES 0.3%
BCE, Inc.	18,245	634
Cogeco Communications, Inc.	982	52
Quebecor, Inc. 'B'	3,768	98
TELUS Corp.	10,184	171

		955

CONSUMER DISCRETIONARY 0.8%
BRP, Inc.	947	56
Canadian Tire Corp. Ltd. 'A'	2,360	283
Dollarama, Inc.	5,440	557
Gildan Activewear, Inc.	5,284	249
Linamar Corp.	1,135	53
Lululemon Athletica, Inc. (a)	634	172
Magna International, Inc.	14,892	611
Restaurant Brands International, Inc.	3,041	220

		2,201

CONSUMER STAPLES 0.8%
Alimentation Couche-Tard, Inc.	10,559	584
Empire Co. Ltd. 'A'	7,894	241
George Weston Ltd.	2,131	358
Loblaw Cos., Ltd.	4,354	580
Maple Leaf Foods, Inc.	2,420	40
Metro, Inc.	4,761	301
North West Co., Inc.	2,513	95
Premium Brands Holdings Corp.	939	66
Saputo, Inc.	5,659	122

		2,387

ENERGY 1.0%
ARC Resources Ltd.	17,715	300
Birchcliff Energy Ltd.	10,748	45
Cenovus Energy, Inc.	6,799	114
Enbridge, Inc.	14,633	594
Gibson Energy, Inc.	6,597	108
Imperial Oil Ltd.	6,411	451
Parex Resources, Inc.	1,417	13
Pembina Pipeline Corp.	1,922	79
Peyto Exploration & Development Corp.	8,117	92
Precision Drilling Corp. (a)	1,131	70
Secure Energy Services, Inc.	3,288	30
Suncor Energy, Inc.	13,148	485
TC Energy Corp.	5,628	268
Teekay Tankers Ltd. 'A'	890	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Veren, Inc.	15,936	98

		2,799

FINANCIALS 1.8%
Brookfield Asset Management Ltd. 'A'	6,673	315
Brookfield Corp.	12,081	642
Brookfield Wealth Solutions Ltd.	3,060	163
Canadian Imperial Bank of Commerce	6,837	419
CI Financial Corp.	12,857	175
Fairfax Financial Holdings Ltd.	501	633
Great-West Lifeco, Inc. (c)	3,438	117
IGM Financial, Inc.	2,460	74
Intact Financial Corp.	2,155	414
Manulife Financial Corp.	16,505	488
National Bank of Canada	3,297	311
Nuvei Corp.	800	27
Onex Corp.	1,319	92
Power Corp. of Canada	7,198	227
Royal Bank of Canada	6,409	800
TMX Group Ltd.	3,019	95

		4,992

INDUSTRIALS 1.0%
Aecon Group, Inc.	6,372	99
Canadian National Railway Co.	3,856	451
Canadian Pacific Kansas City Ltd.	791	68
Finning International, Inc.	5,336	175
GFL Environmental, Inc.	2,777	111
Russel Metals, Inc.	3,166	96
Stantec, Inc.	1,458	117
TFI International, Inc.	1,252	171
Thomson Reuters Corp.	4,547	776
Toromont Industries Ltd.	2,267	221
Waste Connections, Inc.	2,921	522
Westshore Terminals Investment Corp.	5,056	91

		2,898

INFORMATION TECHNOLOGY 0.5%
Canadian Solar, Inc. (a)	953	16
Celestica, Inc. (a)	4,428	226
CGI, Inc. (a)	5,139	591
Constellation Software, Inc. (c)	209	680
Descartes Systems Group, Inc. (a)	368	38

		1,551

MATERIALS 1.0%
Agnico Eagle Mines Ltd. (c)	5,715	460
Alamos Gold, Inc.'A'	2,558	51
Barrick Gold Corp.	13,762	274
CCL Industries, Inc. 'B'	721	44
Centerra Gold, Inc.	4,056	29
Eldorado Gold Corp. (a)	14,968	260
First Quantum Minerals Ltd.	4,823	66
Franco-Nevada Corp.	1,813	225
Hudbay Minerals, Inc.	3,619	33
IAMGOLD Corp. (a)	5,321	28
Interfor Corp. (a)	3,497	53
Ivanhoe Mines Ltd. 'A' (a)(c)	4,129	61
Kinross Gold Corp.	4,456	42
Lundin Mining Corp.	5,979	63
Methanex Corp.	3,639	150
Pan American Silver Corp.	2,647	55
Stelco Holdings, Inc.	2,962	146
Stella-Jones, Inc. (c)	721	47
Teck Resources Ltd. 'B'	3,053	160
Transcontinental, Inc. 'A'	5,037	67
West Fraser Timber Co. Ltd.	2,224	217
Wheaton Precious Metals Corp.	7,272	444

		2,975

REAL ESTATE 0.1%
Colliers International Group, Inc.	718	109
FirstService Corp.	838	153

		262

UTILITIES 0.4%
Atco Ltd. 'I'	3,973	141
Canadian Utilities Ltd. 'A'	2,701	72
Emera, Inc.	4,254	168

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Fortis, Inc.	5,097	231
Hydro One Ltd.	7,794	270
Northland Power, Inc.	3,690	64
Superior Plus Corp.	7,740	42

		988

Total Canada		22,008

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	10,312	278

Total Chile		278

DENMARK 2.4%
CONSUMER DISCRETIONARY 0.1%
GN Store Nord AS	1,977	44
Pandora AS	1,612	266

		310

CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	1,402	167
Royal Unibrew AS	1,134	95
Scandinavian Tobacco Group AS 'A'	4,587	70

		332

FINANCIALS 0.1%
Danske Bank AS	7,112	214
Sydbank AS	2,650	130

		344

HEALTH CARE 1.6%
Ascendis Pharma AS (a)	367	55
Coloplast AS 'B'	2,394	312
Demant AS (a)	2,076	81
H Lundbeck AS	4,157	27
Novo Nordisk AS 'B'	33,558	3,980

		4,455

INDUSTRIALS 0.2%
AP Moller - Maersk AS 'B'	158	266
DSV AS	1,026	211
ISS AS	4,494	90
Rockwool AS 'B'	153	72

		639

MATERIALS 0.2%
Novozymes AS 'B'	7,971	574

UTILITIES 0.1%
Orsted AS	3,452	229

Total Denmark		6,883

FINLAND 1.3%
COMMUNICATION SERVICES 0.0%
Elisa Oyj	2,350	125

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	7,093	151

ENERGY 0.0%
Neste Oyj	3,173	62

FINANCIALS 0.3%
Mandatum Oyj	12,080	60
Nordea Bank Abp	16,653	196
Sampo Oyj 'A'	13,243	618

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Sampo OYJ 'A' (a)	2,253	105

		979

HEALTH CARE 0.1%
Orion Oyj 'B'	4,349	238

INDUSTRIALS 0.4%
Cargotec Oyj	1,775	104
Kone Oyj 'B'	7,866	470
Konecranes Oyj	753	57
Metso Oyj	8,292	89
Wartsila Oyj Abp	19,527	437

		1,157

INFORMATION TECHNOLOGY 0.1%
TietoEVRY Oyj	6,893	142

MATERIALS 0.2%
Kemira Oyj	5,235	131
Outokumpu Oyj	19,265	78
Stora Enso Oyj 'R'	10,001	128
UPM-Kymmene Oyj	2,258	75

		412

REAL ESTATE 0.0%
Citycon Oyj	10,813	50
Kojamo Oyj	4,807	55

		105

UTILITIES 0.1%
Fortum Oyj	17,444	287

Total Finland		3,658

FRANCE 6.5%
COMMUNICATION SERVICES 0.8%
Eutelsat Communications SACA	14,880	66
Metropole Television SA	4,285	58
Orange SA	118,311	1,355
Publicis Groupe SA	6,231	682
Television Francaise SA	6,082	54
Ubisoft Entertainment SA (a)	3,399	38
Vivendi SE	11,859	137

		2,390

CONSUMER DISCRETIONARY 0.7%
Cie Generale des Etablissements Michelin SCA	7,550	307
Forvia SE	4,522	47
Hermes International SCA	226	556
Kering SA	433	125
LVMH Moet Hennessy Louis Vuitton SE	319	245
Renault SA	8,354	363
SEB SA	888	101
Sodexo SA	1,016	83
Valeo SE	8,188	99

		1,926

CONSUMER STAPLES 0.8%
Carrefour SA	38,576	658
Danone SA	17,642	1,285
L'Oreal SA	544	244
Pernod Ricard SA	1,091	165
Remy Cointreau SA	282	22

		2,374

ENERGY 0.1%
Technip Energies NV	1,043	25
TotalEnergies SE	4,786	311

		336

FINANCIALS 0.5%
Amundi SA	363	27
AXA SA	16,703	643
Credit Agricole SA	6,229	95

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

SCOR SE	6,367	143
Societe Generale SA	17,132	427

		1,335

HEALTH CARE 0.9%
BioMerieux	802	96
EssilorLuxottica SA	2,928	694
Sanofi SA	14,459	1,665
Sartorius Stedim Biotech	282	59

		2,514

INDUSTRIALS 2.2%
Airbus SE	2,596	380
Bouygues SA	6,753	226
Bureau Veritas SA	7,554	251
Cie de L'Odet SE	89	156
Cie de Saint-Gobain SA	5,024	458
Dassault Aviation SA	549	113
Elis SA	5,234	109
Legrand SA	1,190	137
Nexans SA	1,503	221
Rexel SA	16,143	468
Safran SA	5,563	1,309
Schneider Electric SE	4,762	1,255
Societe BIC SA	1,514	102
Thales SA	2,274	361
Vinci SA	4,859	568

		6,114

INFORMATION TECHNOLOGY 0.2%
Capgemini SE	1,756	379
Sopra Steria Group	686	144

		523

MATERIALS 0.2%
Air Liquide SA	2,115	408
Eramet SA	340	27
Vicat SACA	2,177	86

		521

UTILITIES 0.1%
Engie SA	17,983	311
Rubis SCA (a)	1,494	41

		352

Total France		18,385

GERMANY 5.8%
COMMUNICATION SERVICES 0.5%
Deutsche Telekom AG	37,355	1,097
Freenet AG	6,510	194
ProSiebenSat.1 Media SE	7,214	47
Scout24 SE	1,284	110

		1,448

CONSUMER DISCRETIONARY 0.7%
Adidas AG	3,377	895
Bayerische Motoren Werke AG	4,577	405
Continental AG	4,315	280
Fielmann Group AG	1,414	73
Hornbach Holding AG & Co. KGaA	1,137	112
Hugo Boss AG	3,022	138
Mercedes-Benz Group AG	554	36
TUI AG (a)	4,480	34

		1,973

CONSUMER STAPLES 0.2%
Beiersdorf AG	1,258	189
KWS Saat SE & Co. KGaA	2,081	147
Metro AG	12,171	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Suedzucker AG	5,054	64

		466

FINANCIALS 1.2%
Allianz SE (b)	2,995	985
Commerzbank AG	24,517	452
Deutsche Bank AG	27,209	471
Deutsche Boerse AG	1,563	367
Deutsche Pfandbriefbank AG	11,754	78
Hannover Rueck SE	691	197
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,301	717
Talanx AG	2,080	176

		3,443

HEALTH CARE 0.4%
Fresenius Medical Care AG	6,849	291
Fresenius SE & Co. KGaA	6,921	264
Gerresheimer AG	934	83
Merck KGaA	1,303	230
Siemens Healthineers AG	2,513	151

		1,019

INDUSTRIALS 0.9%
Bilfinger SE	2,502	135
Deutsche Lufthansa AG	12,268	90
Deutsche Post AG	14,770	659
Duerr AG	768	19
Hapag-Lloyd AG	479	87
Hochtief AG	558	69
KION Group AG	903	36
Knorr-Bremse AG	1,143	102
Krones AG	1,079	155
MTU Aero Engines AG	936	292
Nordex SE (a)	2,255	35
Rational AG	86	88
Rheinmetall AG	498	271
Siemens AG	2,204	446

		2,484

INFORMATION TECHNOLOGY 1.0%
SAP SE	12,615	2,885

MATERIALS 0.5%
BASF SE	6,955	369
Covestro AG	6,761	421
Evonik Industries AG	1,785	42
Heidelberg Materials AG	1,075	117
K&S AG	13,167	169
Salzgitter AG	4,294	79
Symrise AG	2,471	342
thyssenkrupp AG	9,920	38

		1,577

REAL ESTATE 0.4%
LEG Immobilien SE	3,403	356
TAG Immobilien AG	5,289	98
Vonovia SE	20,404	745

		1,199

Total Germany		16,494

HONG KONG 1.2%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	69,500	27
HKT Trust & HKT Ltd.	96,000	123
PCCW Ltd.	269,295	148

		298

CONSUMER DISCRETIONARY 0.1%
Bosideng International Holdings Ltd.	180,000	102
Chow Tai Fook Jewellery Group Ltd.	54,400	60
Galaxy Entertainment Group Ltd.	7,000	35
Man Wah Holdings Ltd.	36,000	30

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Skyworth Group Ltd.	164,000	73

		300

CONSUMER STAPLES 0.0%
WH Group Ltd.	136,000	107

FINANCIALS 0.2%
Hong Kong Exchanges & Clearing Ltd.	7,100	290
Prudential PLC	11,801	110

		400

INDUSTRIALS 0.3%
Cathay Pacific Airways Ltd.	33,000	35
CK Hutchison Holdings Ltd.	35,500	201
Jardine Matheson Holdings Ltd.	3,300	129
MTR Corp. Ltd.	44,000	164
Pacific Basin Shipping Ltd.	142,000	45
Swire Pacific Ltd. 'A'	16,500	141
Techtronic Industries Co. Ltd.	4,500	67
Xinyi Glass Holdings Ltd.	39,000	46

		828

INFORMATION TECHNOLOGY 0.1%
Cowell e Holdings, Inc. (a)	34,000	98
Kingboard Holdings Ltd.	22,200	56
Kingboard Laminates Holdings Ltd.	47,000	45

		199

REAL ESTATE 0.3%
CK Asset Holdings Ltd.	38,500	168
Hongkong Land Holdings Ltd.	33,200	122
New World Development Co. Ltd.	43,000	53
Sino Land Co. Ltd.	10,000	11
Sun Hung Kai Properties Ltd.	26,500	287
Wharf Holdings Ltd.	36,000	102

		743

UTILITIES 0.1%
China Gas Holdings Ltd.	17,800	16
CLP Holdings Ltd.	17,100	150
HK Electric Investments & HK Electric Investments Ltd.	64,000	43
Hong Kong & China Gas Co. Ltd.	81,972	67
Power Assets Holdings Ltd.	18,000	115

		391

Total Hong Kong		3,266

IRELAND 1.5%
CONSUMER STAPLES 0.1%
Glanbia PLC	8,971	158
Kerry Group PLC 'A'	1,990	206

		364

HEALTH CARE 0.5%
ICON PLC (a)	1,030	296
Medtronic PLC	10,782	971

		1,267

INDUSTRIALS 0.7%
AerCap Holdings NV	288	27
Allegion PLC	1,006	146
Experian PLC	13,539	713
Grafton Group PLC	6,590	92
Kingspan Group PLC	1,673	157
Trane Technologies PLC	2,377	924

		2,059

MATERIALS 0.2%
James Hardie Industries PLC (a)	11,828	470

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Total Ireland		4,160

ISRAEL 1.0%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	60,194	69

CONSUMER STAPLES 0.0%
Strauss Group Ltd.	2,546	41

ENERGY 0.0%
Oil Refineries Ltd.	200,254	52
Paz Oil Co. Ltd.	269	28

		80

FINANCIALS 0.3%
Bank Hapoalim BM	19,878	199
Bank Leumi Le-Israel BM	28,467	279
Harel Insurance Investments & Financial Services Ltd.	7,366	72
Israel Discount Bank Ltd. 'A'	21,752	122
Mizrahi Tefahot Bank Ltd.	2,914	114
Plus500 Ltd.	2,765	92

		878

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. SP ADR (a)	15,476	279

INDUSTRIALS 0.1%
Elbit Systems Ltd.	255	51
Hilan Ltd.	2,227	117
ZIM Integrated Shipping Services Ltd.	7,503	192

		360

INFORMATION TECHNOLOGY 0.3%
Check Point Software Technologies Ltd. (a)	1,842	355
CyberArk Software Ltd. (a)	305	89
Monday.com Ltd. (a)	239	66
Nice Ltd. (a)	494	86
Wix.com Ltd. (a)	763	128

		724

MATERIALS 0.1%
ICL Group Ltd.	27,049	115

REAL ESTATE 0.1%
Azrieli Group Ltd.	375	26
Big Shopping Centers Ltd. (a)	781	87
Melisron Ltd.	1,422	108
YH Dimri Construction & Development Ltd.	811	72

		293

Total Israel		2,839

ITALY 2.6%
COMMUNICATION SERVICES 0.2%
Infrastrutture Wireless Italiane SpA	7,929	97
MFE-MediaForEurope NV 'A'	13,860	48
MFE-MediaForEurope NV 'B'	4,864	24
Telecom Italia SpA	1,024,291	285

		454

CONSUMER DISCRETIONARY 0.4%
Brembo NV	7,028	77
Ferrari NV	1,643	770
Moncler SpA	3,235	205

		1,052

ENERGY 0.1%
Eni SpA	13,911	212

FINANCIALS 1.4%
Anima Holding SpA	17,173	104

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Azimut Holding SpA	6,074	157
Banca Generali SpA	1,887	85
Banca IFIS SpA	6,556	160
Banca Mediolanum SpA	6,328	80
Banca Monte dei Paschi di Siena SpA	12,617	73
Banca Popolare di Sondrio SpA	23,215	178
Banco BPM SpA	37,830	255
BPER Banca SpA	72,740	410
FinecoBank Banca Fineco SpA	9,663	166
Generali	17,832	516
Intesa Sanpaolo SpA	157,237	673
Mediobanca SpA	2,729	47
UniCredit SpA	18,795	825
Unipol Gruppo SpA	27,628	329

		4,058

HEALTH CARE 0.1%
DiaSorin SpA	801	94
Recordati Industria Chimica e Farmaceutica SpA	2,835	160

		254

INDUSTRIALS 0.2%
Enav SpA	13,601	60
Iveco Group NV	10,266	103
Leonardo SpA	17,460	391
Prysmian SpA	1,397	102

		656

MATERIALS 0.0%
Buzzi SpA	1,445	58

UTILITIES 0.2%
Enel SpA	41,849	334
Iren SpA	28,264	64
Snam SpA	22,603	115
Terna - Rete Elettrica Nazionale	22,166	200

		713

Total Italy		7,457

JAPAN 24.0%
COMMUNICATION SERVICES 2.1%
Capcom Co. Ltd.	13,400	313
CyberAgent, Inc.	7,700	55
Fuji Media Holdings, Inc.	9,500	114
GungHo Online Entertainment, Inc.	3,500	75
Hakuhodo DY Holdings, Inc.	3,600	29
Internet Initiative Japan, Inc.	4,800	101
Kakaku.com, Inc.	1,900	33
KDDI Corp.	31,200	1,000
Koei Tecmo Holdings Co. Ltd.	700	8
Konami Group Corp.	800	82
Nexon Co. Ltd.	3,000	60
Nintendo Co. Ltd.	27,700	1,481
Nippon Telegraph & Telephone Corp.	1,030,400	1,056
Nippon Television Holdings, Inc.	9,900	155
Softbank Corp.	558,000	729
SoftBank Group Corp.	9,900	587
Square Enix Holdings Co. Ltd.	1,900	75
Toho Co. Ltd.	900	36

		5,989

CONSUMER DISCRETIONARY 3.5%
Adastria Co. Ltd.	3,600	83
Aisin Corp.	19,800	220
Arata Corp.	200	5
Asics Corp.	17,200	361
ASKUL Corp.	1,100	17
Bandai Namco Holdings, Inc.	3,700	84
Bridgestone Corp.	9,600	371
Casio Computer Co. Ltd.	8,500	71
DCM Holdings Co. Ltd.	13,800	153
EDION Corp.	9,000	115
Exedy Corp.	5,400	121
Fast Retailing Co. Ltd.	1,400	465
Food & Life Cos., Ltd.	1,800	36
Geo Holdings Corp.	3,400	37
Goldwin, Inc.	500	29

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Haseko Corp.	2,900	38
Heiwa Corp.	700	10
Honda Motor Co. Ltd.	48,100	514
Iida Group Holdings Co. Ltd.	5,200	80
Isetan Mitsukoshi Holdings Ltd.	11,800	185
Isuzu Motors Ltd.	19,500	266
J Front Retailing Co. Ltd.	10,200	111
JTEKT Corp.	11,100	80
JVC Kenwood Corp.	3,600	34
K's Holdings Corp.	13,200	142
Kohnan Shoji Co. Ltd.	4,600	123
Koito Manufacturing Co. Ltd.	4,800	67
Mazda Motor Corp.	23,200	177
McDonald's Holdings Co. Japan Ltd.	5,000	238
Mitsubishi Motors Corp.	13,300	36
Mizuno Corp.	400	26
NHK Spring Co. Ltd.	9,200	118
Nikon Corp.	9,900	103
Nishimatsuya Chain Co. Ltd.	5,500	94
Nissan Motor Co. Ltd.	51,500	146
Nitori Holdings Co. Ltd.	1,700	253
NOK Corp.	9,000	142
Oriental Land Co. Ltd.	1,300	34
Paltac Corp.	100	3
Pan Pacific International Holdings Corp.	7,400	192
Rakuten, Inc.	20,900	135
Resorttrust, Inc.	900	18
Rinnai Corp.	300	7
Ryohin Keikaku Co. Ltd.	6,300	116
Saizeriya Co. Ltd.	4,200	167
Sangetsu Corp.	900	18
Sankyo Co. Ltd.	15,100	223
Sega Sammy Holdings, Inc.	5,300	106
Sekisui Chemical Co. Ltd.	3,800	59
Sekisui House Ltd.	7,400	206
Shimamura Co. Ltd.	1,600	87
Shimano, Inc.	1,300	248
Skylark Holdings Co. Ltd.	4,600	74
Sony Group Corp.	3,500	68
Stanley Electric Co. Ltd.	3,200	60
Sumitomo Electric Industries Ltd.	23,100	375
Sumitomo Forestry Co. Ltd.	5,200	256
Sumitomo Rubber Industries Ltd.	10,100	111
Suzuki Motor Corp.	36,700	413
Takashimaya Co. Ltd.	17,400	140
Tokai Rika Co. Ltd.	4,700	65
Tomy Co. Ltd.	5,400	148
Toyo Tire Corp.	3,200	47
Toyoda Gosei Co. Ltd.	5,100	88
Toyota Boshoku Corp.	5,800	76
Toyota Motor Corp.	31,900	573
TS Tech Co. Ltd.	5,300	65
USS Co. Ltd.	10,400	99
Yamada Holdings Co. Ltd.	47,000	147
Yamaha Corp.	2,100	18
Yamaha Motor Co. Ltd.	11,800	106
Zensho Holdings Co. Ltd.	3,800	211
ZOZO, Inc.	2,400	87

		9,997

CONSUMER STAPLES 2.4%
Aeon Co. Ltd.	14,300	388
Ain Holdings, Inc.	100	4
Ajinomoto Co., Inc.	13,100	507
Calbee, Inc.	4,300	105
Coca-Cola Bottlers Japan Holdings, Inc.	4,800	67
Daikokutenbussan Co. Ltd.	800	65
Earth Corp.	100	4
Fancl Corp.	1,700	33
Fuji Oil Holdings, Inc.	7,000	155
H2O Retailing Corp.	3,800	55
House Foods Group, Inc.	4,100	87
Itoham Yonekyu Holdings, Inc.	3,620	98
Japan Tobacco, Inc.	38,700	1,128
Kagome Co. Ltd.	4,000	90
Kao Corp.	11,400	563
Kewpie Corp.	5,800	145
Kikkoman Corp.	4,000	45
Kirin Holdings Co. Ltd.	19,000	290
Kobe Bussan Co. Ltd.	5,100	159
Kusuri No. Aoki Holdings Co. Ltd.	900	21
Maruha Nichiro Corp.	4,400	97
MatsukiyoCocokara & Co.	3,500	58
MEIJI Holdings Co. Ltd.	5,500	138
Mitsubishi Shokuhin Co. Ltd.	3,500	129

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Mitsui DM Sugar Holdings Co. Ltd.	5,000	117
Morinaga & Co. Ltd.	8,000	160
Morinaga Milk Industry Co. Ltd.	1,600	39
NH Foods Ltd.	4,200	156
Nichirei Corp.	1,900	59
Nippn Corp.	5,500	85
Nisshin Oillio Group Ltd.	4,000	147
Nisshin Seifun Group, Inc.	5,500	70
Nissin Foods Holdings Co. Ltd.	3,300	92
Pigeon Corp.	1,200	14
Rohto Pharmaceutical Co. Ltd.	4,700	118
Sakata Seed Corp.	200	5
Sapporo Holdings Ltd.	1,500	83
Seven & i Holdings Co. Ltd.	40,800	614
Sugi Holdings Co. Ltd.	600	11
Sundrug Co. Ltd.	3,300	98
Suntory Beverage & Food Ltd.	4,500	169
Toyo Suisan Kaisha Ltd.	1,500	98
Tsuruha Holdings, Inc.	600	38
Unicharm Corp.	2,800	101
United Super Markets Holdings, Inc.	9,400	56
Yakult Honsha Co. Ltd.	1,100	25
Yamazaki Baking Co. Ltd.	5,400	107

		6,893

ENERGY 0.5%
Cosmo Energy Holdings Co. Ltd.	4,800	265
ENEOS Holdings, Inc.	100,500	550
Idemitsu Kosan Co. Ltd.	42,260	307
Inpex Corp.	15,900	215
Iwatani Corp.	2,800	40
Japan Petroleum Exploration Co. Ltd.	3,000	22

		1,399

FINANCIALS 2.6%
Credit Saison Co. Ltd.	1,000	25
Dai-ichi Life Holdings, Inc.	16,400	426
Daiwa Securities Group, Inc.	23,000	163
Hirogin Holdings, Inc.	4,200	33
Hokuhoku Financial Group, Inc.	13,400	147
Hyakujushi Bank Ltd.	5,600	97
Iyogin Holdings, Inc.	3,900	37
JAFCO Group Co. Ltd.	900	13
Japan Exchange Group, Inc.	3,800	49
Japan Post Bank Co. Ltd.	46,500	437
Japan Post Holdings Co. Ltd.	56,500	542
Japan Post Insurance Co. Ltd.	5,900	108
Mitsubishi UFJ Financial Group, Inc.	88,300	907
Mizuho Financial Group, Inc.	39,200	810
MS&AD Insurance Group Holdings, Inc.	42,600	1,001
Nanto Bank Ltd.	5,500	116
Nishi-Nippon Financial Holdings, Inc.	15,200	175
Nomura Holdings, Inc.	31,800	166
ORIX Corp.	4,600	108
Senshu Ikeda Holdings, Inc.	66,200	151
Seven Bank Ltd.	46,100	93
Sompo Holdings, Inc.	4,100	92
Sumitomo Mitsui Financial Group, Inc.	30,600	654
Tokio Marine Holdings, Inc.	23,600	870
Zenkoku Hosho Co. Ltd.	200	8

		7,228

HEALTH CARE 1.9%
Alfresa Holdings Corp.	8,300	131
Astellas Pharma, Inc.	26,400	305
Chugai Pharmaceutical Co. Ltd.	14,700	713
Daiichi Sankyo Co. Ltd.	16,500	545
Eisai Co. Ltd.	2,500	93
Fukuda Denshi Co. Ltd.	800	43
H.U. Group Holdings, Inc.	4,200	78
Hoya Corp.	4,200	582
Kaken Pharmaceutical Co. Ltd.	3,900	104
Kyowa Kirin Co. Ltd.	1,400	25
M3, Inc.	800	8
Medipal Holdings Corp.	8,900	155
Nihon Kohden Corp.	1,600	24
Olympus Corp.	18,000	342
Otsuka Holdings Co. Ltd.	3,100	176
Santen Pharmaceutical Co. Ltd.	9,000	109
Sawai Group Holdings Co. Ltd.	1,800	26
Shionogi & Co. Ltd.	15,600	224
Suzuken Co. Ltd.	4,100	144

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Sysmex Corp.	2,700	54
Takeda Pharmaceutical Co. Ltd.	29,341	845
Terumo Corp.	18,200	345
Toho Holdings Co. Ltd.	5,100	162
Tsumura & Co.	4,000	126

		5,359

INDUSTRIALS 5.1%
AGC, Inc.	3,000	97
ANA Holdings, Inc.	1,300	28
Central Glass Co. Ltd.	4,300	102
Central Japan Railway Co.	7,200	166
COMSYS Holdings Corp.	4,500	98
Dai Nippon Printing Co. Ltd.	15,800	282
Daikin Industries Ltd.	1,300	182
DMG Mori Co. Ltd.	5,900	126
East Japan Railway Co.	13,500	268
Ebara Corp.	3,400	56
EXEO Group, Inc.	9,200	100
FANUC Corp.	7,500	220
Fuji Electric Co. Ltd.	1,000	61
Fujikura Ltd.	10,800	367
Fujitec Co. Ltd.	4,300	150
Furukawa Electric Co. Ltd.	3,500	89
Glory Ltd.	1,200	22
Hanwa Co. Ltd.	4,000	139
Harmonic Drive Systems, Inc.	500	12
Hazama Ando Corp.	8,700	68
Hino Motors Ltd.	19,500	63
Hitachi Ltd.	88,100	2,336
Hitachi Zosen Corp.	15,000	104
Hoshizaki Corp.	200	7
IHI Corp.	2,800	147
ITOCHU Corp.	11,400	614
Kajima Corp.	6,500	122
Kamigumi Co. Ltd.	4,300	98
Kandenko Co. Ltd.	13,300	207
Kawasaki Heavy Industries Ltd.	3,600	148
Keihan Holdings Co. Ltd.	600	13
Keio Corp.	700	17
Kinden Corp.	5,500	122
Kintetsu Group Holdings Co. Ltd. 'L'	4,100	102
Kurita Water Industries Ltd.	800	35
Kyushu Railway Co.	3,400	98
Lixil Corp.	4,600	55
Marubeni Corp.	20,000	330
MEITEC Group Holdings, Inc.	3,900	87
Minebea Mitsumi, Inc.	5,200	103
MIRAIT ONE Corp.	5,000	74
Mitsubishi Electric Corp.	14,900	242
Mitsubishi Heavy Industries Ltd.	88,000	1,315
Mitsui OSK Lines Ltd.	4,500	156
MonotaRO Co. Ltd.	5,200	87
Nagase & Co. Ltd.	5,200	117
Nagoya Railroad Co. Ltd.	3,000	36
Nankai Electric Railway Co. Ltd.	4,400	73
Nippon Yusen KK	8,300	305
Nisshinbo Holdings, Inc.	13,600	91
NSK Ltd.	21,300	108
Obayashi Corp.	14,900	190
Penta-Ocean Construction Co. Ltd.	10,500	47
Persol Holdings Co. Ltd.	43,400	78
Recruit Holdings Co. Ltd.	15,500	942
Sakai Moving Service Co. Ltd.	5,300	93
Sanwa Holdings Corp.	4,000	107
Secom Co. Ltd.	6,000	222
Seibu Holdings, Inc.	2,400	53
Seino Holdings Co. Ltd.	3,800	64
Senko Group Holdings Co. Ltd.	10,200	89
SG Holdings Co. Ltd.	4,300	46
Shibaura Machine Co. Ltd.	4,100	114
Shinmaywa Industries Ltd.	9,100	84
SHO-BOND Holdings Co. Ltd.	200	8
SMC Corp.	100	45
Sohgo Security Services Co. Ltd.	13,200	96
Sojitz Corp.	7,540	179
Sotetsu Holdings, Inc.	4,500	75
Sumitomo Heavy Industries Ltd.	1,900	46
Taikisha Ltd.	4,100	141
Taisei Corp.	6,200	272
Takeuchi Manufacturing Co. Ltd.	4,400	137
TechnoPro Holdings, Inc.	3,800	74
Tobu Railway Co. Ltd.	3,300	58
Tokyu Corp.	13,700	177
TOPPAN Holdings, Inc.	7,300	217

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

TOTO Ltd.	900	33
Toyota Tsusho Corp.	21,500	393
West Japan Railway Co.	4,700	89
Yamato Holdings Co. Ltd.	3,600	41
Yaskawa Electric Corp.	3,500	123
Yuasa Trading Co. Ltd.	4,000	140

		14,518

INFORMATION TECHNOLOGY 3.0%
Advantest Corp.	11,100	522
Alps Alpine Co. Ltd.	12,800	139
Azbil Corp.	2,800	23
BIPROGY, Inc.	3,900	133
Brother Industries Ltd.	4,500	88
Canon Marketing Japan, Inc.	4,400	143
Canon, Inc.	5,100	168
Citizen Watch Co. Ltd.	19,200	123
Daiwabo Holdings Co. Ltd.	5,100	97
Dexerials Corp.	4,200	60
Disco Corp.	1,900	500
DTS Corp.	4,400	124
Fuji Soft, Inc.	700	44
FUJIFILM Holdings Corp.	23,300	603
Fujitsu Ltd.	31,900	656
Horiba Ltd.	100	7
Hosiden Corp.	5,600	82
Keyence Corp.	200	96
Kokusai Electric Corp.	2,700	61
Konica Minolta, Inc.	41,000	119
Maxell Ltd.	5,500	71
Murata Manufacturing Co. Ltd.	14,300	283
NEC Corp.	8,700	840
NET One Systems Co. Ltd.	1,900	47
Nippon Electric Glass Co. Ltd.	5,600	132
Nomura Research Institute Ltd.	6,100	226
NS Solutions Corp.	1,100	29
Obic Co. Ltd.	3,500	123
Omron Corp.	2,800	128
Oracle Corp. Japan	400	41
Otsuka Corp.	7,900	195
Renesas Electronics Corp.	5,600	81
Ricoh Co. Ltd.	23,000	250
Sanken Electric Co. Ltd.	500	24
SCREEN Holdings Co. Ltd.	1,500	105
SCSK Corp.	3,100	64
Seiko Epson Corp.	5,300	98
Shimadzu Corp.	1,200	40
Shinko Electric Industries Co. Ltd.	700	27
TDK Corp.	16,000	204
TIS, Inc.	3,100	79
Tokyo Electron Ltd.	8,300	1,480
Tokyo Seimitsu Co. Ltd.	500	27
Topcon Corp.	1,000	11
Toshiba TEC Corp.	200	5
Trend Micro, Inc.	2,300	137
Ulvac, Inc.	1,100	59
Yokogawa Electric Corp.	1,100	28

		8,622

MATERIALS 1.6%
ARE Holdings, Inc.	4,500	57
Daicel Corp.	9,900	92
DIC Corp.	1,000	23
Dowa Holdings Co. Ltd.	200	7
FP Corp.	200	4
JFE Holdings, Inc.	3,800	51
Kaneka Corp.	3,900	107
Kobe Steel Ltd.	17,000	204
Kuraray Co. Ltd.	5,900	88
Mitsubishi Chemical Group Corp.	48,500	312
Mitsubishi Materials Corp.	7,000	126
Mitsui Chemicals, Inc.	5,600	150
Mitsui Mining & Smelting Co. Ltd.	3,300	113
Nippon Light Metal Holdings Co. Ltd.	1,000	11
Nippon Paper Industries Co. Ltd. 'L'	23,500	161
Nippon Sanso Holdings Corp.	700	26
Nippon Steel Corp.	15,100	338
Nissan Chemical Corp.	600	22
Nitto Denko Corp.	18,000	303
Oji Holdings Corp.	16,400	66
Osaka Soda Co. Ltd.	2,000	27
Rengo Co. Ltd.	4,100	29
Shin-Etsu Chemical Co. Ltd.	24,700	1,032
Sumitomo Chemical Co. Ltd.	85,100	243

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Sumitomo Osaka Cement Co. Ltd.	4,400	126
Taiheiyo Cement Corp.	5,600	132
Teijin Ltd.	3,200	32
Tokuyama Corp.	5,100	103
Tokyo Ohka Kogyo Co. Ltd.	3,800	93
Tokyo Steel Manufacturing Co. Ltd.	9,300	128
Tosoh Corp.	5,100	68
Toyo Seikan Group Holdings Ltd.	9,400	148
UACJ Corp.	1,000	36
UBE Corp.	5,600	105

		4,563

REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	2,600	317
Mitsubishi Estate Co. Ltd.	4,900	77
Mitsui Fudosan Co. Ltd.	18,900	178
Relo Group, Inc.	800	11
Sumitomo Realty & Development Co. Ltd.	800	27

		610

UTILITIES 1.1%
Chubu Electric Power Co., Inc.	21,800	256
Chugoku Electric Power Co., Inc.	19,400	133
Electric Power Development Co. Ltd. 'C'	10,000	167
Hokkaido Electric Power Co., Inc.	29,700	200
Hokuriku Electric Power Co.	18,600	120
Kansai Electric Power Co., Inc.	28,800	477
Kyushu Electric Power Co., Inc.	23,200	254
Nippon Gas Co. Ltd.	3,200	52
Osaka Gas Co. Ltd.	12,600	284
Shikoku Electric Power Co., Inc.	14,000	125
Toho Gas Co. Ltd.	4,300	119
Tohoku Electric Power Co., Inc.	23,200	222
Tokyo Electric Power Co. Holdings, Inc. (a)	38,800	172
Tokyo Gas Co. Ltd.	16,500	384

		2,965

Total Japan		68,143

JORDAN 0.0%
HEALTH CARE 0.0%
Hikma Pharmaceuticals PLC	3,997	102

Total Jordan		102

LUXEMBOURG 0.2%
COMMUNICATION SERVICES 0.1%
RTL Group SA	1,880	64
SES SA	18,979	95

		159

HEALTH CARE 0.0%
Eurofins Scientific SE	486	31

MATERIALS 0.1%
APERAM SA	3,348	105
ArcelorMittal SA	11,669	305

		410

REAL ESTATE 0.0%
Aroundtown SA	29,133	92

Total Luxembourg		692

NETHERLANDS 4.5%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	118,296	483
Universal Music Group NV	9,228	241

		724

CONSUMER DISCRETIONARY 0.1%
Stellantis NV	11,820	164

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

CONSUMER STAPLES 0.7%
Heineken Holding NV	2,272	172
Heineken NV	3,040	270
Koninklijke Ahold Delhaize NV	48,915	1,689

		2,131

ENERGY 0.1%
Koninklijke Vopak NV	2,405	111
SBM Offshore NV	2,339	43

		154

FINANCIALS 0.9%
ABN AMRO Bank NV	21,664	392
Adyen NV (a)	301	471
Aegon Ltd.	49,149	316
ASR Nederland NV	1,381	68
Euronext NV	2,311	251
ING Groep NV	42,514	771
NN Group NV	3,755	187

		2,456

HEALTH CARE 0.1%
Koninklijke Philips NV	7,609	249
QIAGEN NV	2,390	109

		358

INDUSTRIALS 0.6%
Arcadis NV	2,358	164
Ferrovial SE	2,215	95
IMCD NV	1,046	182
Randstad NV	3,766	187
Signify NV	1,181	28
TKH Group NV	979	41
Wolters Kluwer NV	6,250	1,054

		1,751

INFORMATION TECHNOLOGY 1.5%
ASM International NV	1,075	709
ASML Holding NV	2,917	2,427
BE Semiconductor Industries NV	1,781	227
NXP Semiconductors NV	3,872	929

		4,292

MATERIALS 0.3%
Akzo Nobel NV	11,049	781
OCI NV (a)	1,798	51

		832

Total Netherlands		12,862

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	38,699	74

HEALTH CARE 0.1%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	5,896	131

INDUSTRIALS 0.0%
Auckland International Airport Ltd.	15,963	76
Fletcher Building Ltd.	25,060	47

		123

UTILITIES 0.1%
Contact Energy Ltd.	15,101	78

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Meridian Energy Ltd.	21,329	81

		159

Total New Zealand		487

NORWAY 1.0%
COMMUNICATION SERVICES 0.1%
Schibsted ASA 'A'	890	29
Telenor ASA	26,898	344

		373

CONSUMER STAPLES 0.1%
Mowi ASA	14,120	254
Orkla ASA	10,195	96
Salmar ASA	1,270	66

		416

ENERGY 0.3%
Aker BP ASA	2,069	44
Aker Solutions ASA	39,970	154
Equinor ASA	19,469	492
Frontline PLC	3,175	73
SFL Corp. Ltd.	2,069	24

		787

FINANCIALS 0.1%
DNB Bank ASA	8,469	174
Gjensidige Forsikring ASA	4,759	89
SpareBank 1 Nord Norge	2,890	30
Storeband ASA	2,570	28

		321

INDUSTRIALS 0.1%
Kongsberg Gruppen ASA	2,060	201
Tomra Systems ASA	7,640	112
Wallenius Wilhelmsen ASA	2,546	30

		343

INFORMATION TECHNOLOGY 0.1%
Atea ASA	10,563	137

MATERIALS 0.2%
Norsk Hydro ASA	20,778	134
Yara International ASA	9,423	298

		432

Total Norway		2,809

PORTUGAL 0.3%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS SA	5,340	105

ENERGY 0.1%
Galp Energia SGPS SA	6,489	121

FINANCIALS 0.0%
Banco Comercial Portugues SA	73,065	33

UTILITIES 0.2%
EDP SA	129,729	592
REN - Redes Energeticas Nacionais SGPS SA	27,473	74

		666

Total Portugal		925

SINGAPORE 1.6%
COMMUNICATION SERVICES 0.4%
JOYY, Inc. ADR	783	28
NetLink NBN Trust	100,200	71
Sea Ltd. (a)	5,004	472

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Singapore Telecommunications Ltd.	260,700	656

		1,227

CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	592,800	129
Wilmar International Ltd.	81,100	210

		339

FINANCIALS 0.7%
DBS Group Holdings Ltd.	32,170	953
Oversea-Chinese Banking Corp. Ltd.	41,100	481
Singapore Exchange Ltd.	5,000	44
United Overseas Bank Ltd.	15,200	380

		1,858

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	71,900	85
Jardine Cycle & Carriage Ltd.	3,800	82
Keppel Ltd.	27,300	140
Singapore Airlines Ltd.	51,800	273
Singapore Technologies Engineering Ltd.	46,500	168

		748

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	9,300	102

UTILITIES 0.1%
Sembcorp Industries Ltd.	52,200	224

Total Singapore		4,498

SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	5,479	42

Total South Africa		42

SPAIN 3.6%
COMMUNICATION SERVICES 0.6%
Cellnex Telecom SA	5,692	231
Telefonica SA	281,309	1,376

		1,607

CONSUMER DISCRETIONARY 0.5%
Gestamp Automocion SA	20,917	64
Industria de Diseno Textil SA	20,820	1,233

		1,297

CONSUMER STAPLES 0.0%
Viscofan SA	1,897	135

ENERGY 0.1%
Repsol SA	19,001	251

FINANCIALS 1.2%
Banco Bilbao Vizcaya Argentaria SA	71,097	768
Banco de Sabadell SA	369,231	784
Banco Santander SA	243,169	1,246
Bankinter SA	3,297	29
CaixaBank SA	15,452	92
Mapfre SA	84,409	225
Unicaja Banco SA	173,594	221

		3,365

HEALTH CARE 0.1%
Almirall SA	6,799	66
Grifols SA (a)	10,306	117

		183

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	6,911	319

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Aena SME SA	618	136
Logista Integral SA	4,483	135
Sacyr SA	30,657	111

		701

MATERIALS 0.0%
Acerinox SA	8,770	94

UTILITIES 0.9%
EDP Renovaveis SA	4,381	76
Enagas SA	3,205	49
Endesa SA	16,291	356
Iberdrola SA	93,975	1,453
Naturgy Energy Group SA	9,190	238
Redeia Corp. SA	15,828	308

		2,480

Total Spain		10,113

SWEDEN 3.3%
COMMUNICATION SERVICES 0.5%
Spotify Technology SA (a)	1,233	454
Tele2 AB 'B'	25,632	290
Telia Co. AB	183,596	594

		1,338

CONSUMER DISCRETIONARY 0.2%
Autoliv, Inc.	1,144	107
Betsson AB	3,113	38
Bilia AB 'A'	5,102	61
Electrolux AB 'B'	15,749	153
Scandic Hotels Group AB (a)	22,795	158

		517

CONSUMER STAPLES 0.3%
AAK AB	6,185	203
Axfood AB	3,068	87
Essity AB 'B'	18,849	588

		878

FINANCIALS 0.4%
EQT AB	6,625	228
Skandinaviska Enskilda Banken AB 'A'	10,847	166
Svenska Handelsbanken AB 'A'	29,022	298
Swedbank AB 'A'	21,253	451

		1,143

HEALTH CARE 0.1%
Elekta AB 'B'	3,352	24
Getinge AB 'B'	4,362	94
Swedish Orphan Biovitrum AB (a)	2,003	64

		182

INDUSTRIALS 1.4%
AddTech AB 'B'	3,998	120
Assa Abloy AB 'B'	8,645	291
Atlas Copco AB 'A'	54,239	1,051
Beijer Ref AB	3,731	61
Epiroc AB 'A'	9,160	198
Indutrade AB	5,051	157
Investment AB Latour 'B'	1,050	33
Lifco AB 'B'	2,241	74
Saab AB 'B'	3,824	82
Sandvik AB	12,654	283
Securitas AB 'B'	6,133	78
Skanska AB 'B'	2,814	59
SKF AB 'B'	10,045	200
Trelleborg AB 'B'	2,921	113
Volvo AB 'B'	48,138	1,273

		4,073

INFORMATION TECHNOLOGY 0.2%
Mycronic AB	1,541	60

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Telefonaktiebolaget LM Ericsson 'B'	81,170	613

		673

MATERIALS 0.1%
Hexpol AB	4,573	47
SSAB AB 'A'	37,545	197

		244

REAL ESTATE 0.1%
Atrium Ljungberg AB 'B'	4,961	120
Castellum AB (a)	7,276	107
Fastighets AB Balder 'B' (a)	8,247	72
Sagax AB 'B'	1,087	31

		330

Total Sweden		9,378

SWITZERLAND 8.0%
COMMUNICATION SERVICES 0.1%
Swisscom AG	629	411

CONSUMER DISCRETIONARY 0.4%
Cie Financiere Richemont SA 'A'	2,933	466
Garmin Ltd.	3,333	586

		1,052

CONSUMER STAPLES 0.9%
Barry Callebaut AG	49	91
Chocoladefabriken Lindt & Spruengli AG	8	103
Coca-Cola HBC AG	2,616	93
Emmi AG	54	55
Nestle SA	21,578	2,169

		2,511

FINANCIALS 1.7%
Baloise Holding AG	139	28
Banque Cantonale Vaudoise	1,143	118
Cembra Money Bank AG	1,216	114
Partners Group Holding AG	392	591
St Galler Kantonalbank AG 'A'	141	69
Swiss Life Holding AG	660	552
Swiss Re AG	7,734	1,070
Valiant Holding AG	1,026	121
Zurich Insurance Group AG	3,591	2,170

		4,833

HEALTH CARE 1.8%
Galenica AG	1,611	142
Novartis AG	15,720	1,810
Roche Holding AG	7,708	2,467
Sandoz Group AG	3,843	160
Sonova Holding AG	1,132	408
Straumann Holding AG	1,294	211

		5,198

INDUSTRIALS 1.6%
ABB Ltd.	33,280	1,931
Adecco Group AG	9,304	317
Bucher Industries AG	187	85
Daetwyler Holding AG	511	104
DKSH Holding AG	1,217	97
dormakaba Holding AG	226	168
Flughafen Zurich AG	420	101
Forbo Holding AG	46	48
Geberit AG	355	232
Georg Fischer AG	719	54
Kuehne & Nagel International AG	1,217	332
Schindler Holding AG	1,268	372
SGS SA	2,683	300
Siemens Energy AG (a)	3,796	140
Sulzer AG	1,007	165

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

VAT Group AG	440	225

		4,671

INFORMATION TECHNOLOGY 0.2%
ALSO Holding AG	118	38
Landis & Gyr Group AG	1,361	127
Logitech International SA	4,480	401
Temenos AG	694	48

		614

MATERIALS 1.0%
DSM-Firmenich AG	1,699	234
EMS-Chemie Holding AG	95	80
Givaudan SA	193	1,059
Glencore PLC	107,728	617
Holcim AG	5,219	511
SIG Group AG	4,426	99
Sika AG	588	195

		2,795

REAL ESTATE 0.2%
Allreal Holding AG	431	81
PSP Swiss Property AG	1,269	186
Swiss Prime Site AG	2,353	264

		531

UTILITIES 0.1%
BKW AG	812	147

Total Switzerland		22,763

UNITED KINGDOM 14.6%
COMMUNICATION SERVICES 0.7%
Auto Trader Group PLC	15,590	181
BT Group PLC	383,627	760
Vodafone Group PLC	811,895	814
WPP PLC	11,763	121

		1,876

CONSUMER DISCRETIONARY 1.5%
B&M European Value Retail SA	49,932	278
Barratt Developments PLC	25,685	165
Berkeley Group Holdings PLC	3,001	190
Burberry Group PLC	9,294	87
Compass Group PLC	6,300	202
Frasers Group PLC (a)	9,258	103
Games Workshop Group PLC	1,213	174
Greggs PLC	3,582	150
Halfords Group PLC	16,329	33
Inchcape PLC	8,538	91
InterContinental Hotels Group PLC	3,964	432
Kingfisher PLC	82,902	358
Mitchells & Butlers PLC (a)	25,728	102
Next PLC	3,741	490
Pearson PLC	23,300	317
Persimmon PLC	28,173	620
Pets at Home Group PLC	13,730	56
Taylor Wimpey PLC	180,953	398

		4,246

CONSUMER STAPLES 3.5%
Associated British Foods PLC	7,606	238
British American Tobacco PLC	19,570	713
Britvic PLC (a)	2,617	45
Coca-Cola Europacific Partners PLC	1,991	157
Cranswick PLC	1,601	107
Diageo PLC	12,238	427
Haleon PLC	15,671	82
Imperial Brands PLC	39,125	1,138
J Sainsbury PLC	157,165	622
Marks & Spencer Group PLC	141,785	708
Ocado Group PLC (a)	7,210	37
Premier Foods PLC	54,317	133
Reckitt Benckiser Group PLC	10,591	648
Tate & Lyle PLC	12,975	118
Tesco PLC	280,561	1,347

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Unilever PLC	51,064	3,311

		9,831

ENERGY 0.3%
BP PLC	87,404	456
John Wood Group PLC (a)	19,652	33
Shell PLC	9,069	294
Subsea 7 SA	11,390	184

		967

FINANCIALS 2.2%
3i Group PLC	21,156	937
abrdn PLC	127,095	277
Admiral Group PLC	10,055	375
Aviva PLC	43,467	282
Barclays PLC	223,218	671
Direct Line Insurance Group PLC	82,623	207
Hargreaves Lansdown PLC	5,543	83
HSBC Holdings PLC	116,167	1,042
IG Group Holdings PLC	14,345	177
Intermediate Capital Group PLC	3,725	111
Legal & General Group PLC	76,059	230
Lloyds Banking Group PLC	360,657	284
London Stock Exchange Group PLC	3,157	432
M&G PLC	156,689	435
Man Group PLC	47,936	136
NatWest Group PLC	111,236	515
Schroders PLC	19,460	91
Virgin Money U.K. PLC	23,197	67

		6,352

HEALTH CARE 1.7%
AstraZeneca PLC	16,099	2,508
ConvaTec Group PLC	38,827	118
GSK PLC	103,715	2,112
Smith & Nephew PLC	8,031	124

		4,862

INDUSTRIALS 2.4%
Ashtead Group PLC	4,130	320
Babcock International Group PLC	4,198	27
BAE Systems PLC	87,353	1,450
Balfour Beatty PLC	22,466	129
Bunzl PLC	4,589	217
Diploma PLC	2,550	152
Firstgroup PLC	68,480	134
Howden Joinery Group PLC	25,815	314
IMI PLC	7,417	180
International Consolidated Airlines Group SA	63,446	174
International Distributions Services PLC	49,488	227
Intertek Group PLC	4,406	305
Morgan Sindall Group PLC	2,890	119
Pagegroup PLC	10,623	55
QinetiQ Group PLC	4,595	28
RELX PLC	36,574	1,727
Rentokil Initial PLC	42,825	209
Rolls-Royce Holdings PLC (a)	87,811	622
Rotork PLC	7,893	35
RS Group PLC	9,024	98
Spirax Group PLC	1,043	105
Travis Perkins PLC	5,564	69
Weir Group PLC	6,704	195

		6,891

INFORMATION TECHNOLOGY 0.5%
ARM Holdings PLC ADR (a)	5,532	791
Computacenter PLC	2,356	78
Halma PLC	4,641	162
Sage Group PLC	21,045	289

		1,320

MATERIALS 0.9%
Anglo American PLC	15,697	510
Anglogold Ashanti PLC	3,020	81
Croda International PLC	2,849	161
DS Smith PLC	16,515	102
Johnson Matthey PLC	8,667	177
Mondi PLC	10,478	200

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Rio Tinto PLC	20,108	1,427

		2,658

UTILITIES 0.9%
Centrica PLC	231,311	362
Drax Group PLC	19,110	165
National Grid PLC	97,705	1,351
Severn Trent PLC	6,368	225
SSE PLC	11,288	284
United Utilities Group PLC	16,905	237

		2,624

Total United Kingdom		41,627

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC (a)	9,886	163

INDUSTRIALS 0.1%
Ferguson Enterprises, Inc.	1,144	225
RB Global, Inc.	3,104	250
Reliance Worldwide Corp. Ltd.	7,293	29

		504

Total United States		667

Total Common Stocks (Cost $232,756)		276,176

PREFERRED STOCKS 0.3%
GERMANY 0.3%
INDUSTRIALS 0.3%
Fuchs SE	5,033	245
Henkel AG & Co. KGaA	3,252	306
Sartorius AG	229	64
Schaeffler AG	10,248	53
Volkswagen AG	2,695	286

		954

Total Preferred Stocks (Cost $855)		954

REAL ESTATE INVESTMENT TRUSTS 1.4%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Charter Hall Group	13,082	144
Goodman Group	14,072	359
Stockland	28,464	102

		605

Total Australia		605

BELGIUM 0.1%
REAL ESTATE 0.1%
Cofinimmo SA	234	17
Retail Estates REIT	1,969	144
Warehouses De Pauw CVA	2,351	63

		224

Total Belgium		224

CANADA 0.1%
REAL ESTATE 0.1%
Allied Properties Real Estate Investment Trust	2,359	35
Canadian Apartment Properties REIT	1,990	81

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Granite Real Estate Investment Trust	1,327	80

		196

Total Canada		196

FRANCE 0.1%
REAL ESTATE 0.1%
Altarea SCA	608	73
Klepierre SA	3,820	125
Unibail-Rodamco-Westfield	1,647	144

		342

Total France		342

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	81,000	46
Link REIT	26,100	130

		176

Total Hong Kong		176

JAPAN 0.5%
REAL ESTATE 0.5%
Activia Properties, Inc.	7	16
Advance Residence Investment Corp.	42	98
AEON REIT Investment Corp.	56	51
Daiwa House REIT Investment Corp.	41	67
Daiwa Office Investment Corp.	4	8
Frontier Real Estate Investment Corp.	2	6
GLP J-Reit	54	50
Hulic Reit, Inc.	48	47
Industrial & Infrastructure Fund Investment Corp.	48	40
Invincible Investment Corp.	239	104
Japan Excellent, Inc.	55	47
Japan Hotel REIT Investment Corp.	320	160
Japan Metropolitan Fund Invest	142	95
Japan Prime Realty Investment Corp.	8	19
Japan Real Estate Investment Corp.	14	56
KDX Realty Investment Corp.	57	60
LaSalle Logiport REIT	140	140
Mori Hills REIT Investment Corp.	49	43
Nippon Accommodations Fund, Inc.	3	13
Nippon Building Fund, Inc.	45	41
Nippon Prologis REIT, Inc.	37	63
Nomura Real Estate Master Fund, Inc.	56	56
Orix JREIT, Inc.	53	57
Sekisui House Reit, Inc.	134	71
United Urban Investment Corp.	85	82

		1,490

Total Japan		1,490

LUXEMBOURG 0.0%
REAL ESTATE 0.0%
Shurgard Self Storage Ltd.	2,307	108

Total Luxembourg		108

SINGAPORE 0.1%
REAL ESTATE 0.1%
CapitaLand Ascendas REIT	57,200	127
CapitaLand Integrated Commercial Trust	49,880	82
Keppel DC REIT	47,000	79
Keppel REIT	5,120	4
Mapletree Industrial Trust	42,335	80

		372

Total Singapore		372

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi SA	4,865	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Total Spain		34

UNITED KINGDOM 0.2%
REAL ESTATE 0.2%
Assura PLC	53,699	30
Big Yellow Group PLC	4,162	71
Great Portland Estates PLC	7,123	34
LondonMetric Property PLC	26,110	72
Segro PLC	19,061	223
Tritax Big Box REIT PLC	53,562	114

		544

Total United Kingdom		544

Total Real Estate Investment Trusts (Cost $4,234)		4,091

RIGHTS 0.0%
NEW ZEALAND 0.0%
MATERIALS 0.0%
Fletcher Building Ltd.	5,454	2

Total Rights (Cost $0)		2

WARRANTS 0.0%
CANADA 0.0%
INFORMATION TECHNOLOGY 0.0%
Constellation Software, Inc. - Exp. 03/31/2040 «	58	0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $237,845)		281,223

Total Investments 98.8% (Cost $237,845)		$281,223
Other Assets and Liabilities, net 1.2%		3,375

Net Assets 100.0%		$284,598

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Agnico Eagle Mines Ltd.			06/21/2024 - 09/26/2024	$402	$460	0.16%
Constellation Software, Inc.			03/01/2019 - 09/26/2024	503	680	0.24
Great-West Lifeco, Inc.			06/27/2018 - 09/26/2024	94	117	0.04
Ivanhoe Mines Ltd. 'A'			06/21/2024 - 09/26/2024	55	61	0.02
Stella-Jones, Inc.			06/16/2023 - 09/26/2024	38	47	0.02

				$1,092	$1,365	0.48%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services	$0	$635	$0	$635
	Consumer Discretionary	0	1,584	0	1,584
	Consumer Staples	0	1,065	0	1,065
	Energy	0	182	0	182
	Financials	0	4,278	0	4,278
	Health Care	0	1,026	0	1,026
	Industrials	0	1,427	0	1,427
	Information Technology	0	338	0	338
	Materials	0	2,479	0	2,479
	Real Estate	0	75	0	75
	Utilities	0	472	0	472
Austria
	Energy	0	68	0	68
	Financials	0	189	0	189
	Industrials	0	117	0	117
	Materials	0	127	0	127
	Real Estate	93	0	0	93
	Utilities	0	66	0	66
Belgium
	Communication Services	62	0	0	62
	Consumer Discretionary	0	72	0	72
	Consumer Staples	149	67	0	216
	Financials	0	111	0	111
	Health Care	0	687	0	687
	Industrials	0	92	0	92
	Materials	0	61	0	61
	Utilities	0	118	0	118
Canada
	Communication Services	955	0	0	955
	Consumer Discretionary	2,201	0	0	2,201
	Consumer Staples	2,387	0	0	2,387
	Energy	2,799	0	0	2,799
	Financials	4,992	0	0	4,992
	Industrials	2,898	0	0	2,898
	Information Technology	1,551	0	0	1,551
	Materials	2,975	0	0	2,975
	Real Estate	262	0	0	262
	Utilities	988	0	0	988
Chile
	Materials	0	278	0	278
Denmark
	Consumer Discretionary	0	310	0	310
	Consumer Staples	70	262	0	332
	Financials	0	344	0	344
	Health Care	82	4,373	0	4,455
	Industrials	0	639	0	639
	Materials	0	574	0	574
	Utilities	0	229	0	229
Finland
	Communication Services	0	125	0	125

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Consumer Staples	0	151	0	151
Energy	0	62	0	62
Financials	105	874	0	979
Health Care	0	238	0	238
Industrials	104	1,053	0	1,157
Information Technology	0	142	0	142
Materials	131	281	0	412
Real Estate	0	105	0	105
Utilities	0	287	0	287
France
Communication Services	66	2,324	0	2,390
Consumer Discretionary	83	1,843	0	1,926
Consumer Staples	0	2,374	0	2,374
Energy	0	336	0	336
Financials	0	1,335	0	1,335
Health Care	0	2,514	0	2,514
Industrials	0	6,114	0	6,114
Information Technology	0	523	0	523
Materials	0	521	0	521
Utilities	0	352	0	352
Germany
Communication Services	0	1,448	0	1,448
Consumer Discretionary	0	1,973	0	1,973
Consumer Staples	211	255	0	466
Financials	0	3,443	0	3,443
Health Care	0	1,019	0	1,019
Industrials	0	2,484	0	2,484
Information Technology	0	2,885	0	2,885
Materials	0	1,577	0	1,577
Real Estate	0	1,199	0	1,199
Hong Kong
Communication Services	0	298	0	298
Consumer Discretionary	0	300	0	300
Consumer Staples	0	107	0	107
Financials	0	400	0	400
Industrials	129	699	0	828
Information Technology	0	199	0	199
Real Estate	0	743	0	743
Utilities	0	391	0	391
Ireland
Consumer Staples	158	206	0	364
Health Care	1,267	0	0	1,267
Industrials	1,189	870	0	2,059
Materials	0	470	0	470
Israel
Communication Services	0	69	0	69
Consumer Staples	0	41	0	41
Energy	0	80	0	80
Financials	92	786	0	878
Health Care	279	0	0	279
Industrials	309	51	0	360
Information Technology	638	86	0	724
Materials	0	115	0	115
Real Estate	0	293	0	293
Italy
Communication Services	24	430	0	454
Consumer Discretionary	0	1,052	0	1,052
Energy	0	212	0	212
Financials	0	4,058	0	4,058
Health Care	0	254	0	254
Industrials	0	656	0	656
Materials	0	58	0	58
Utilities	0	713	0	713
Japan
Communication Services	0	5,989	0	5,989
Consumer Discretionary	0	9,997	0	9,997
Consumer Staples	0	6,893	0	6,893
Energy	0	1,399	0	1,399
Financials	0	7,228	0	7,228
Health Care	0	5,359	0	5,359
Industrials	0	14,518	0	14,518
Information Technology	0	8,622	0	8,622
Materials	0	4,563	0	4,563
Real Estate	0	610	0	610
Utilities	0	2,965	0	2,965
Jordan
Health Care	0	102	0	102
Luxembourg
Communication Services	0	159	0	159
Health Care	0	31	0	31
Materials	0	410	0	410
Real Estate	0	92	0	92
Netherlands
Communication Services	0	724	0	724
Consumer Discretionary	0	164	0	164
Consumer Staples	1,689	442	0	2,131

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Energy	0	154	0	154
Financials	0	2,456	0	2,456
Health Care	23	335	0	358
Industrials	0	1,751	0	1,751
Information Technology	929	3,363	0	4,292
Materials	0	832	0	832
New Zealand
Communication Services	74	0	0	74
Health Care	0	131	0	131
Industrials	76	47	0	123
Utilities	78	81	0	159
Norway
Communication Services	373	0	0	373
Consumer Staples	66	350	0	416
Energy	97	690	0	787
Financials	119	202	0	321
Industrials	0	343	0	343
Information Technology	137	0	0	137
Materials	0	432	0	432
Portugal
Consumer Staples	105	0	0	105
Energy	0	121	0	121
Financials	0	33	0	33
Utilities	74	592	0	666
Singapore
Communication Services	571	656	0	1,227
Consumer Staples	129	210	0	339
Financials	0	1,858	0	1,858
Industrials	0	748	0	748
Information Technology	0	102	0	102
Utilities	0	224	0	224
South Africa
Financials	0	42	0	42
Spain
Communication Services	0	1,607	0	1,607
Consumer Discretionary	0	1,297	0	1,297
Consumer Staples	0	135	0	135
Energy	0	251	0	251
Financials	0	3,365	0	3,365
Health Care	0	183	0	183
Industrials	0	701	0	701
Materials	0	94	0	94
Utilities	0	2,480	0	2,480
Sweden
Communication Services	1,338	0	0	1,338
Consumer Discretionary	145	372	0	517
Consumer Staples	588	290	0	878
Financials	0	1,143	0	1,143
Health Care	64	118	0	182
Industrials	0	4,073	0	4,073
Information Technology	0	673	0	673
Materials	0	244	0	244
Real Estate	0	330	0	330
Switzerland
Communication Services	0	411	0	411
Consumer Discretionary	586	466	0	1,052
Consumer Staples	0	2,511	0	2,511
Financials	121	4,712	0	4,833
Health Care	0	5,198	0	5,198
Industrials	104	4,567	0	4,671
Information Technology	0	614	0	614
Materials	0	2,795	0	2,795
Real Estate	0	531	0	531
Utilities	0	147	0	147
United Kingdom
Communication Services	0	1,876	0	1,876
Consumer Discretionary	239	4,007	0	4,246
Consumer Staples	515	9,316	0	9,831
Energy	0	967	0	967
Financials	177	6,175	0	6,352
Health Care	0	4,862	0	4,862
Industrials	609	6,282	0	6,891
Information Technology	791	529	0	1,320
Materials	81	2,577	0	2,658
Utilities	0	2,624	0	2,624
United States
Consumer Discretionary	0	163	0	163
Industrials	475	29	0	504
Preferred Stocks
Germany
Industrials	0	954	0	954
Real Estate Investment Trusts
Australia
Real Estate	0	605	0	605
Belgium
Real Estate	0	224	0	224

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Canada
Real Estate	196	0	0	196
France
Real Estate	73	269	0	342
Hong Kong
Real Estate	0	176	0	176
Japan
Real Estate	0	1,490	0	1,490
Luxembourg
Real Estate	0	108	0	108
Singapore
Real Estate	0	372	0	372
Spain
Real Estate	0	34	0	34
United Kingdom
Real Estate	105	439	0	544
Rights
New Zealand
Materials	0	2	0	2

Total Investments	$37,996	$243,227	$0	$281,223

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
COMMON STOCKS 96.8%
IRELAND 0.2%
INFORMATION TECHNOLOGY 0.2%
Accenture PLC 'A'	1,160	$410

Total Ireland		410

SWITZERLAND 0.2%
CONSUMER DISCRETIONARY 0.0%
Guess?, Inc.	1,331	27

FINANCIALS 0.2%
Chubb Ltd.	949	274

Total Switzerland		301

UNITED KINGDOM 0.3%
COMMUNICATION SERVICES 0.0%
Liberty Global Ltd. 'C' (a)	2,121	46

CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	546	23

CONSUMER STAPLES 0.0%
Nomad Foods Ltd.	37	1

ENERGY 0.1%
TechnipFMC PLC	2,533	66

FINANCIALS 0.1%
Janus Henderson Group PLC	1,623	62
Willis Towers Watson PLC	583	171

		233

INDUSTRIALS 0.0%
Pentair PLC	312	31

MATERIALS 0.1%
Amcor PLC	7,692	87

Total United Kingdom		487

UNITED STATES 96.1%
COMMUNICATION SERVICES 6.3%
AT&T, Inc.	57,342	1,262
Charter Communications, Inc. 'A' (a)	1,302	422
Comcast Corp. 'A'	6,399	267
EchoStar Corp. 'A' (a)	1,105	27
Electronic Arts, Inc.	1,888	271
Fox Corp. 'A'	4,076	173
Frontier Communications Parent, Inc. (a)	685	24
GCI Liberty, Inc. «(a)	221	0
Interpublic Group of Cos., Inc.	2,411	76
John Wiley & Sons, Inc. 'A'	531	26
Liberty Broadband Corp. 'C' (a)	535	41
Liberty Latin America Ltd. 'C' (a)	4,135	39
Lumen Technologies, Inc. (a)	11,775	84
Meta Platforms, Inc. 'A'	6,931	3,968
Netflix, Inc. (a)	1,051	745
New York Times Co. 'A'	1,070	60
News Corp. 'A'	2,367	63

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Nexstar Media Group, Inc.	529	88
Omnicom Group, Inc.	1,029	106
Paramount Global 'B'	1,325	14
T-Mobile U.S., Inc.	3,110	642
Take-Two Interactive Software, Inc. (a)	697	107
TEGNA, Inc.	4,504	71
Telephone & Data Systems, Inc.	2,504	58
Verizon Communications, Inc.	41,463	1,862
Yelp, Inc. (a)	995	35

		10,531

CONSUMER DISCRETIONARY 10.5%
Abercrombie & Fitch Co. 'A' (a)	2,956	413
Academy Sports & Outdoors, Inc.	1,050	61
Acushnet Holdings Corp.	361	23
Adient PLC (a)	2,028	46
Adtalem Global Education, Inc. (a)	1,133	85
Advance Auto Parts, Inc.	264	10
Amazon.com, Inc. (a)	13,793	2,570
American Eagle Outfitters, Inc.	6,903	155
Aramark	433	17
Asbury Automotive Group, Inc. (a)	529	126
AutoNation, Inc. (a)	638	114
AutoZone, Inc. (a)	154	485
Bath & Body Works, Inc.	676	22
Best Buy Co., Inc.	3,936	407
Booking Holdings, Inc.	143	602
BorgWarner, Inc.	712	26
Bright Horizons Family Solutions, Inc. (a)	372	52
Brunswick Corp.	1,166	98
Buckle, Inc.	987	43
Burlington Stores, Inc. (a)	182	48
Carnival Corp. (a)	1,671	31
Carter's, Inc.	1,566	102
Chipotle Mexican Grill, Inc. (a)	5,818	335
Coupang, Inc. (a)	2,618	64
Crocs, Inc. (a)	193	28
Dana, Inc.	2,473	26
Darden Restaurants, Inc.	285	47
Deckers Outdoor Corp. (a)	1,600	255
Dick's Sporting Goods, Inc.	684	143
Dillard's, Inc. 'A'	127	49
Domino's Pizza, Inc.	495	213
DoorDash, Inc. 'A' (a)	1,072	153
Dorman Products, Inc. (a)	267	30
DR Horton, Inc.	648	124
eBay, Inc.	9,883	643
Foot Locker, Inc.	2,713	70
Ford Motor Co.	24,346	257
G-III Apparel Group Ltd. (a)	516	16
GameStop Corp. 'A' (a)	1,032	24
Gap, Inc.	4,311	95
General Motors Co.	11,754	527
Gentex Corp.	2,709	80
Goodyear Tire & Rubber Co. (a)	3,021	27
Graham Holdings Co. 'B'	45	37
Grand Canyon Education, Inc. (a)	486	69
Group 1 Automotive, Inc.	384	147
H&R Block, Inc.	2,158	137
Hanesbrands, Inc. (a)	11,314	83
Harley-Davidson, Inc.	1,200	46
Hilton Worldwide Holdings, Inc.	662	153
Home Depot, Inc.	2,504	1,015
Hyatt Hotels Corp. 'A'	154	23
International Game Technology PLC	747	16
Jack in the Box, Inc.	878	41
KB Home	707	61
Kohl's Corp.	2,157	45
Kontoor Brands, Inc.	1,092	89
La-Z-Boy, Inc.	1,039	45
Laureate Education, Inc.	1,491	25
Lear Corp.	199	22
Leggett & Platt, Inc.	2,256	31
Lennar Corp. 'A'	650	122
Light & Wonder, Inc. (a)	354	32
Lithia Motors, Inc.	84	27
Lowe's Cos., Inc.	2,126	576
M/I Homes, Inc. (a)	468	80
Macy's, Inc.	2,149	34
Marriott International, Inc. 'A'	271	67
McDonald's Corp.	3,031	923
Meritage Homes Corp.	559	115
Mohawk Industries, Inc. (a)	149	24
Murphy USA, Inc.	522	257
Newell Brands, Inc.	3,947	30

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

NIKE, Inc. 'B'	1,285	114
Nordstrom, Inc.	2,738	62
NVR, Inc. (a)	17	167
O'Reilly Automotive, Inc. (a)	283	326
ODP Corp. (a)	1,011	30
Penske Automotive Group, Inc.	244	40
Phinia, Inc.	549	25
Pool Corp.	330	124
PulteGroup, Inc.	1,259	181
PVH Corp.	391	39
Ralph Lauren Corp.	255	49
Royal Caribbean Cruises Ltd.	753	134
Sally Beauty Holdings, Inc. (a)	2,871	39
Service Corp. International	1,348	106
Signet Jewelers Ltd.	741	76
Skechers USA, Inc. 'A' (a)	572	38
Sonic Automotive, Inc. 'A'	408	24
Starbucks Corp.	1,622	158
Steven Madden Ltd.	1,185	58
Strategic Education, Inc.	218	20
Tapestry, Inc.	374	18
Taylor Morrison Home Corp. (a)	2,215	156
Tempur Sealy International, Inc.	1,055	58
Texas Roadhouse, Inc.	530	94
Thor Industries, Inc.	1,120	123
TJX Cos., Inc.	5,314	625
Toll Brothers, Inc.	711	110
TopBuild Corp. (a)	151	61
Tractor Supply Co.	683	199
Tri Pointe Homes, Inc. (a)	2,287	104
Ulta Beauty, Inc. (a)	169	66
Urban Outfitters, Inc. (a)	2,073	79
Vail Resorts, Inc.	464	81
Valvoline, Inc. (a)	801	33
VF Corp.	1,510	30
Victoria's Secret & Co. (a)	1,072	28
Vista Outdoor, Inc. (a)	907	35
Visteon Corp. (a)	506	48
Wendy's Co.	4,872	85
Whirlpool Corp.	435	46
Williams-Sonoma, Inc.	2,363	366
Winnebago Industries, Inc.	279	16
Worthington Enterprises, Inc.	385	16
Wyndham Hotels & Resorts, Inc.	665	52
Yum! Brands, Inc.	1,478	206

		17,659

CONSUMER STAPLES 12.6%
Albertsons Cos., Inc. 'A'	831	15
Altria Group, Inc.	21,678	1,106
Andersons, Inc.	627	31
Archer-Daniels-Midland Co.	7,230	432
BJ's Wholesale Club Holdings, Inc. (a)	677	56
Boston Beer Co., Inc. 'A' (a)	115	33
Brown-Forman Corp. 'B'	2,098	103
Bunge Global SA	668	65
Cal-Maine Foods, Inc.	1,665	125
Campbell Soup Co.	1,604	78
Casey's General Stores, Inc.	686	258
Central Garden & Pet Co. 'A' (a)	564	18
Church & Dwight Co., Inc.	1,072	112
Clorox Co.	1,274	207
Coca-Cola Co.	27,131	1,950
Coca-Cola Consolidated, Inc.	35	46
Colgate-Palmolive Co.	6,559	681
Conagra Brands, Inc.	2,410	78
Constellation Brands, Inc. 'A'	387	100
Costco Wholesale Corp.	2,483	2,201
Dollar General Corp.	1,933	163
Dollar Tree, Inc. (a)	656	46
Edgewell Personal Care Co.	954	35
Flowers Foods, Inc.	2,935	68
Fresh Del Monte Produce, Inc.	565	17
General Mills, Inc.	4,599	340
Hershey Co.	510	98
Hormel Foods Corp.	1,051	33
Ingles Markets, Inc. 'A'	226	17
Ingredion, Inc.	786	108
J M Smucker Co.	624	76
Kellanova	3,167	256
Keurig Dr Pepper, Inc.	3,756	141
Kimberly-Clark Corp.	2,100	299
Kraft Heinz Co.	7,819	274
Kroger Co.	10,919	626
Lamb Weston Holdings, Inc.	660	43

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Lancaster Colony Corp.	329	58
McCormick & Co., Inc.	1,248	103
Molson Coors Beverage Co. 'B'	2,355	135
Mondelez International, Inc. 'A'	5,861	432
Monster Beverage Corp. (a)	2,261	118
PepsiCo, Inc.	7,587	1,290
Philip Morris International, Inc.	11,300	1,372
Pilgrim's Pride Corp. (a)	392	18
Post Holdings, Inc. (a)	781	90
PriceSmart, Inc.	274	25
Procter & Gamble Co.	10,093	1,748
Seaboard Corp.	26	82
Spectrum Brands Holdings, Inc.	209	20
Sprouts Farmers Market, Inc. (a)	3,003	332
Sysco Corp.	2,744	214
Target Corp.	8,241	1,284
TreeHouse Foods, Inc. (a)	1,047	44
Tyson Foods, Inc. 'A'	4,707	280
U.S. Foods Holding Corp. (a)	1,265	78
Universal Corp.	301	16
Walgreens Boots Alliance, Inc.	22,583	202
Walmart, Inc.	34,427	2,780
Weis Markets, Inc.	279	19

		21,075

ENERGY 2.5%
Antero Resources Corp. (a)	2,601	75
Archrock, Inc.	3,227	65
Baker Hughes Co.	3,059	111
Chevron Corp.	4,129	608
CNX Resources Corp. (a)	3,131	102
ConocoPhillips	1,030	108
CVR Energy, Inc.	962	22
Delek U.S. Holdings, Inc.	2,471	46
Diamondback Energy, Inc.	430	74
DTE Midstream, Inc.	249	20
Exxon Mobil Corp.	6,076	712
Helmerich & Payne, Inc.	890	27
HF Sinclair Corp.	307	14
Kinder Morgan, Inc.	6,774	150
Marathon Oil Corp.	1,674	45
Marathon Petroleum Corp.	3,670	598
Murphy Oil Corp.	702	24
NOV, Inc.	698	11
ONEOK, Inc.	1,514	138
Patterson-UTI Energy, Inc.	3,033	23
PBF Energy, Inc. 'A'	1,207	37
Peabody Energy Corp.	3,448	91
Phillips 66	3,000	394
Range Resources Corp.	1,268	39
Schlumberger NV	567	24
SM Energy Co.	1,278	51
Targa Resources Corp.	948	140
Valero Energy Corp.	1,974	267
Williams Cos., Inc.	3,081	141
World Kinect Corp.	1,145	35

		4,192

FINANCIALS 15.3%
Affiliated Managers Group, Inc.	569	101
Aflac, Inc.	3,322	371
Allstate Corp.	2,248	426
Ally Financial, Inc.	2,482	88
American Express Co.	1,332	361
American International Group, Inc.	7,737	567
Ameriprise Financial, Inc.	441	207
Aon PLC 'A'	1,107	383
Ares Management Corp. 'A'	882	137
Arthur J Gallagher & Co.	803	226
Artisan Partners Asset Management, Inc. 'A'	974	42
Assurant, Inc.	673	134
Bank of America Corp.	16,582	658
Bank of New York Mellon Corp.	3,909	281
BankUnited, Inc.	1,337	49
Berkshire Hathaway, Inc. 'B' (a)	8,715	4,011
BlackRock, Inc.	303	288
Blackstone, Inc.	1,178	180
Block, Inc. (a)	1,240	83
Bread Financial Holdings, Inc.	1,706	81
Brighthouse Financial, Inc. (a)	1,366	62
Brown & Brown, Inc.	1,830	190
Cadence Bank	628	20
Capital One Financial Corp.	2,723	408
Carlyle Group, Inc.	971	42

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Charles Schwab Corp.	1,067	69
Cincinnati Financial Corp.	253	34
Citigroup, Inc.	17,231	1,079
Citizens Financial Group, Inc.	1,402	58
CME Group, Inc.	1,047	231
CNO Financial Group, Inc.	1,991	70
Cohen & Steers, Inc.	172	16
Coinbase Global, Inc. 'A' (a)	590	105
Comerica, Inc.	1,065	64
Commerce Bancshares, Inc.	323	19
Corebridge Financial, Inc.	2,403	70
Corpay, Inc. (a)	154	48
Credit Acceptance Corp. (a)	34	15
Cullen/Frost Bankers, Inc.	146	16
DigitalBridge Group, Inc.	4,208	59
Discover Financial Services	1,017	143
East West Bancorp, Inc.	369	31
Encore Capital Group, Inc. (a)	329	16
Equitable Holdings, Inc.	3,002	126
Erie Indemnity Co. 'A'	187	101
Essent Group Ltd.	387	25
Evercore, Inc. 'A'	722	183
FactSet Research Systems, Inc.	138	63
Federated Hermes, Inc.	1,149	42
Fidelity National Financial, Inc.	764	47
Fidelity National Information Services, Inc.	1,431	120
Fifth Third Bancorp	1,558	67
First American Financial Corp.	610	40
First Citizens BancShares, Inc. 'A'	47	87
First Horizon Corp.	1,194	19
FirstCash Holdings, Inc.	148	17
Fiserv, Inc. (a)	1,493	268
Franklin Resources, Inc.	1,332	27
Genworth Financial, Inc. (a)	7,701	53
Goldman Sachs Group, Inc.	1,174	581
Hanover Insurance Group, Inc.	486	72
Hartford Financial Services Group, Inc.	846	99
Hilltop Holdings, Inc.	501	16
Houlihan Lokey, Inc.	768	121
Huntington Bancshares, Inc.	3,229	47
Interactive Brokers Group, Inc. 'A'	571	80
Intercontinental Exchange, Inc.	3,134	503
Invesco Ltd.	3,191	56
Jack Henry & Associates, Inc.	1,014	179
Jackson Financial, Inc. 'A'	1,696	155
Jefferies Financial Group, Inc.	642	40
JPMorgan Chase & Co.	6,960	1,468
Kemper Corp.	624	38
KeyCorp	2,349	39
KKR & Co., Inc.	1,720	225
Lincoln National Corp.	1,388	44
Loews Corp.	1,253	99
LPL Financial Holdings, Inc.	362	84
M&T Bank Corp.	303	54
MarketAxess Holdings, Inc.	142	36
Marsh & McLennan Cos., Inc.	1,425	318
Mastercard, Inc. 'A'	912	450
Mercury General Corp.	530	33
MetLife, Inc.	6,654	549
MGIC Investment Corp.	1,688	43
Moelis & Co. 'A'	748	51
Moody's Corp.	412	196
Morgan Stanley	2,886	301
Morningstar, Inc.	172	55
Mr Cooper Group, Inc. (a)	882	81
MSCI, Inc.	186	108
Nasdaq, Inc.	1,057	77
Navient Corp.	2,158	34
Nelnet, Inc. 'A'	203	23
New York Community Bancorp, Inc.	3,218	36
Northern Trust Corp.	464	42
Old National Bancorp	1,062	20
OneMain Holdings, Inc.	890	42
PayPal Holdings, Inc. (a)	2,442	191
PennyMac Financial Services, Inc.	339	39
PNC Financial Services Group, Inc.	962	178
Principal Financial Group, Inc.	221	19
PROG Holdings, Inc.	1,061	51
Progressive Corp.	3,897	989
Prosperity Bancshares, Inc.	225	16
Prudential Financial, Inc.	3,156	382
Radian Group, Inc.	473	16
Regions Financial Corp.	1,097	26
Reinsurance Group of America, Inc.	469	102
RLI Corp.	313	49
Robinhood Markets, Inc. 'A' (a)	2,294	54

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Rocket Cos., Inc. (a)	870	17
S&P Global, Inc.	877	453
SEI Investments Co.	1,777	123
Selective Insurance Group, Inc.	193	18
SLM Corp.	4,178	96
South State Corp.	164	16
Stewart Information Services Corp.	585	44
Stifel Financial Corp.	241	23
Synchrony Financial	8,196	409
Synovus Financial Corp.	541	24
T Rowe Price Group, Inc.	1,274	139
Tradeweb Markets, Inc. 'A'	738	91
Travelers Cos., Inc.	1,431	335
Truist Financial Corp.	3,149	135
U.S. Bancorp	3,633	166
Unum Group	1,034	61
Virtu Financial, Inc. 'A'	2,679	82
Visa, Inc. 'A'	1,714	471
WaFd, Inc.	521	18
Webster Financial Corp.	477	22
Wells Fargo & Co.	22,655	1,280
Western Alliance Bancorp	317	27
Western Union Co.	9,757	116
White Mountains Insurance Group Ltd.	36	61
Wintrust Financial Corp.	183	20
WR Berkley Corp.	698	40
Zions Bancorp NA	501	24

		25,742

HEALTH CARE 17.2%
AbbVie, Inc.	13,602	2,686
Agilent Technologies, Inc.	627	93
Align Technology, Inc. (a)	109	28
Alnylam Pharmaceuticals, Inc. (a)	427	117
Amedisys, Inc. (a)	189	18
Amgen, Inc.	5,379	1,733
Avantor, Inc. (a)	2,304	60
Baxter International, Inc.	2,169	82
Becton Dickinson & Co.	855	206
Biogen, Inc. (a)	674	131
BioMarin Pharmaceutical, Inc. (a)	361	25
Boston Scientific Corp. (a)	3,918	328
Bristol-Myers Squibb Co.	11,941	618
Bruker Corp.	515	36
Cardinal Health, Inc.	3,742	414
Catalent, Inc. (a)	628	38
Cencora, Inc.	1,178	265
Centene Corp. (a)	1,241	93
Chemed Corp.	177	106
Cigna Group	698	242
Cooper Cos., Inc.	1,020	113
CVS Health Corp.	20,025	1,259
Danaher Corp.	1,709	475
DaVita, Inc. (a)	1,761	289
Dentsply Sirona, Inc.	1,783	48
Elanco Animal Health, Inc. (a)	1,122	16
Elevance Health, Inc.	650	338
Eli Lilly & Co.	5,166	4,577
Encompass Health Corp.	1,529	148
Exelixis, Inc. (a)	2,376	62
GE HealthCare Technologies, Inc.	1,449	136
Gilead Sciences, Inc.	15,984	1,340
Globus Medical, Inc. 'A' (a)	534	38
Haemonetics Corp. (a)	499	40
HCA Healthcare, Inc.	1,227	499
Henry Schein, Inc. (a)	798	58
Hologic, Inc. (a)	691	56
ICU Medical, Inc. (a)	137	25
IDEXX Laboratories, Inc. (a)	204	103
Incyte Corp. (a)	285	19
Intuitive Surgical, Inc. (a)	805	395
Johnson & Johnson	13,237	2,145
Masimo Corp. (a)	357	48
McKesson Corp.	1,747	864
Merck & Co., Inc.	14,460	1,642
Mettler-Toledo International, Inc. (a)	114	171
Neurocrine Biosciences, Inc. (a)	558	64
Organon & Co.	4,543	87
Owens & Minor, Inc. (a)	1,524	24
Patterson Cos., Inc.	1,904	42
Pfizer, Inc.	37,016	1,071
Premier, Inc. 'A'	2,015	40
Quest Diagnostics, Inc.	929	144
Regeneron Pharmaceuticals, Inc. (a)	792	833
ResMed, Inc.	1,161	283

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Revvity, Inc.	130	17
Royalty Pharma PLC 'A'	1,915	54
Select Medical Holdings Corp.	1,652	58
STERIS PLC	568	138
Teleflex, Inc.	218	54
Tenet Healthcare Corp. (a)	2,890	480
Thermo Fisher Scientific, Inc.	905	560
United Therapeutics Corp. (a)	836	300
UnitedHealth Group, Inc.	2,271	1,328
Universal Health Services, Inc. 'B'	502	115
Vertex Pharmaceuticals, Inc. (a)	790	367
Viatris, Inc.	19,397	225
Waters Corp. (a)	244	88
West Pharmaceutical Services, Inc.	243	73
Zoetis, Inc.	490	96

		28,764

INDUSTRIALS 12.2%
3M Co.	7,663	1,048
A O Smith Corp.	1,868	168
AAR Corp. (a)	584	38
ABM Industries, Inc.	1,353	71
Acuity Brands, Inc.	513	141
Advanced Drainage Systems, Inc.	253	40
AECOM	550	57
AGCO Corp.	370	36
Allison Transmission Holdings, Inc.	1,584	152
American Woodmark Corp. (a)	254	24
API Group Corp. (a)	830	27
Apogee Enterprises, Inc.	438	31
Arcosa, Inc.	424	40
Armstrong World Industries, Inc.	401	53
Automatic Data Processing, Inc.	631	175
Boise Cascade Co.	833	117
Booz Allen Hamilton Holding Corp.	1,600	260
Brady Corp. 'A'	259	20
Broadridge Financial Solutions, Inc.	1,267	272
Builders FirstSource, Inc. (a)	373	72
BWX Technologies, Inc.	1,474	160
CACI International, Inc. 'A' (a)	316	159
Carlisle Cos., Inc.	65	29
Carrier Global Corp.	1,113	90
Caterpillar, Inc.	896	350
CH Robinson Worldwide, Inc.	2,101	232
Cintas Corp.	1,495	308
Clean Harbors, Inc. (a)	254	61
Comfort Systems USA, Inc.	231	90
Copart, Inc. (a)	2,557	134
Core & Main, Inc. 'A' (a)	443	20
CoreCivic, Inc. (a)	2,904	37
Crane Co.	135	21
CSG Systems International, Inc.	434	21
CSX Corp.	5,310	183
Cummins, Inc.	656	212
Curtiss-Wright Corp.	495	163
DNOW, Inc. (a)	2,126	28
Donaldson Co., Inc.	992	73
Dover Corp.	178	34
Dycom Industries, Inc. (a)	106	21
EMCOR Group, Inc.	148	64
Emerson Electric Co.	1,153	126
Equifax, Inc.	714	210
Esab Corp.	180	19
Expeditors International of Washington, Inc.	1,206	159
Fastenal Co.	2,653	190
Fluor Corp. (a)	412	20
Franklin Electric Co., Inc.	193	20
FTI Consulting, Inc. (a)	461	105
GATX Corp.	484	64
Generac Holdings, Inc. (a)	529	84
General Dynamics Corp.	1,310	396
General Electric Co.	5,345	1,008
Genpact Ltd.	2,080	82
GEO Group, Inc. (a)	4,608	59
GMS, Inc. (a)	545	49
Graco, Inc.	617	54
Granite Construction, Inc.	915	73
Greenbrier Cos., Inc.	1,081	55
HEICO Corp.	259	68
Hexcel Corp.	711	44
HNI Corp.	571	31
Howmet Aerospace, Inc.	2,510	252
Hub Group, Inc. 'A'	1,434	65
Hubbell, Inc.	129	55
Huntington Ingalls Industries, Inc.	203	54

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

IDEX Corp.	649	139
Illinois Tool Works, Inc.	640	168
Ingersoll Rand, Inc.	1,471	144
Insperity, Inc.	400	35
ITT, Inc.	943	141
JB Hunt Transport Services, Inc.	224	39
JELD-WEN Holding, Inc. (a)	1,244	20
JetBlue Airways Corp. (a)	4,819	32
Johnson Controls International PLC	1,352	105
KBR, Inc.	569	37
Kirby Corp. (a)	204	25
Knight-Swift Transportation Holdings, Inc.	203	11
L3Harris Technologies, Inc.	1,670	397
Landstar System, Inc.	806	152
Leidos Holdings, Inc.	1,130	184
Lennox International, Inc.	585	354
Lincoln Electric Holdings, Inc.	467	90
Lockheed Martin Corp.	2,373	1,387
ManpowerGroup, Inc.	741	55
Masco Corp.	1,295	109
Masterbrand, Inc. (a)	2,413	45
Matson, Inc.	347	50
Maximus, Inc.	1,124	105
MDU Resources Group, Inc.	1,986	54
MillerKnoll, Inc.	613	15
Moog, Inc. 'A'	373	75
MSA Safety, Inc.	241	43
MSC Industrial Direct Co., Inc. 'A'	1,264	109
Mueller Industries, Inc.	1,639	121
Nordson Corp.	296	78
Norfolk Southern Corp.	446	111
Northrop Grumman Corp.	1,205	636
Old Dominion Freight Line, Inc.	138	27
Oshkosh Corp.	541	54
Otis Worldwide Corp.	1,260	131
Owens Corning	184	33
Parker-Hannifin Corp.	352	222
Parsons Corp. (a)	369	38
Paychex, Inc.	448	60
Primoris Services Corp.	988	57
Quanta Services, Inc.	630	188
RBC Bearings, Inc. (a)	78	23
Republic Services, Inc.	1,063	214
Resideo Technologies, Inc. (a)	1,243	25
Robert Half, Inc.	466	31
Rollins, Inc.	2,221	112
RTX Corp.	3,139	380
Rush Enterprises, Inc. 'A'	1,084	57
Ryder System, Inc.	748	109
Schneider National, Inc. 'B'	1,063	30
Science Applications International Corp.	148	21
SkyWest, Inc. (a)	1,080	92
Spirit AeroSystems Holdings, Inc. 'A' (a)	523	17
SS&C Technologies Holdings, Inc.	363	27
Steelcase, Inc. 'A'	1,893	26
Stericycle, Inc. (a)	1,168	71
Terex Corp.	1,630	86
Tetra Tech, Inc.	568	27
Timken Co.	809	68
Toro Co.	1,295	112
TransDigm Group, Inc.	194	277
TriNet Group, Inc.	247	24
Trinity Industries, Inc.	1,779	62
U-Haul Holding Co. (a)	176	14
U-Haul Holding Co.	892	64
Uber Technologies, Inc. (a)	4,969	374
UFP Industries, Inc.	864	113
UniFirst Corp.	231	46
Union Pacific Corp.	3,655	901
United Airlines Holdings, Inc. (a)	300	17
United Parcel Service, Inc. 'B'	3,127	426
United Rentals, Inc.	185	150
Veralto Corp.	701	78
Verisk Analytics, Inc.	1,079	289
Waste Management, Inc.	2,121	440
Watsco, Inc.	664	327
Werner Enterprises, Inc.	1,098	42
WESCO International, Inc.	718	121
Westinghouse Air Brake Technologies Corp.	462	84
Woodward, Inc.	134	23
WW Grainger, Inc.	311	323
XPO, Inc. (a)	406	44

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Xylem, Inc.	1,454	196

		20,513

INFORMATION TECHNOLOGY 14.4%
Adobe, Inc. (a)	121	63
Akamai Technologies, Inc. (a)	465	47
Amdocs Ltd.	657	57
Amkor Technology, Inc.	1,817	56
Amphenol Corp. 'A'	2,893	189
Ansys, Inc. (a)	259	83
Apple, Inc.	7,128	1,661
Applied Materials, Inc.	4,986	1,007
AppLovin Corp. 'A' (a)	666	87
Arista Networks, Inc. (a)	617	237
Arrow Electronics, Inc. (a)	573	76
Autodesk, Inc. (a)	498	137
Avnet, Inc.	1,135	62
Belden, Inc.	530	62
Benchmark Electronics, Inc.	586	26
Broadcom, Inc.	15,926	2,747
CDW Corp.	274	62
Cirrus Logic, Inc. (a)	611	76
Cisco Systems, Inc.	19,268	1,025
Coherent Corp. (a)	538	48
CommVault Systems, Inc. (a)	398	61
Corning, Inc.	7,212	326
Dell Technologies, Inc. 'C'	368	44
Dolby Laboratories, Inc. 'A'	483	37
DXC Technology Co. (a)	999	21
F5, Inc. (a)	440	97
Fair Isaac Corp. (a)	180	350
Flex Ltd. (a)	2,088	70
Fortinet, Inc. (a)	1,314	102
Gartner, Inc. (a)	472	239
Gen Digital, Inc.	5,977	164
GoDaddy, Inc. 'A' (a)	1,094	172
Guidewire Software, Inc. (a)	188	34
Hewlett Packard Enterprise Co.	8,684	178
HP, Inc.	13,188	473
Insight Enterprises, Inc. (a)	522	112
Intel Corp.	13,608	319
InterDigital, Inc.	122	17
International Business Machines Corp.	8,572	1,895
Jabil, Inc.	405	49
Juniper Networks, Inc.	5,777	225
KLA Corp.	594	460
Knowles Corp. (a)	1,146	21
Kyndryl Holdings, Inc. (a)	3,053	70
Lam Research Corp.	392	320
Manhattan Associates, Inc. (a)	212	60
Micron Technology, Inc.	2,682	278
MKS Instruments, Inc.	144	16
Monolithic Power Systems, Inc.	173	160
Motorola Solutions, Inc.	677	304
NetApp, Inc.	1,394	172
NetScout Systems, Inc. (a)	1,707	37
NVIDIA Corp.	22,064	2,679
Oracle Corp.	13,812	2,354
OSI Systems, Inc. (a)	214	32
Palantir Technologies, Inc. 'A' (a)	6,501	242
Palo Alto Networks, Inc. (a)	1,071	366
PC Connection, Inc.	221	17
Plexus Corp. (a)	322	44
PTC, Inc. (a)	363	66
Pure Storage, Inc. 'A' (a)	1,268	64
Qorvo, Inc. (a)	150	15
QUALCOMM, Inc.	7,962	1,354
Roper Technologies, Inc.	193	107
Sanmina Corp. (a)	862	59
Seagate Technology Holdings PLC	2,107	231
ServiceNow, Inc. (a)	583	521
Super Micro Computer, Inc. (a)	515	214
Teradata Corp. (a)	861	26
Teradyne, Inc.	462	62
Texas Instruments, Inc.	2,403	496
TTM Technologies, Inc. (a)	1,116	20
Tyler Technologies, Inc. (a)	227	133
VeriSign, Inc. (a)	372	71
Vishay Intertechnology, Inc.	1,671	32
Vontier Corp.	646	22
Western Digital Corp. (a)	2,110	144
Wolfspeed, Inc. (a)	443	4
Xerox Holdings Corp.	1,959	20

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Zebra Technologies Corp. 'A' (a)	85	31

		24,117

MATERIALS 3.1%
Alcoa Corp.	673	26
AptarGroup, Inc.	798	128
Arch Resources, Inc.	111	15
ATI, Inc. (a)	1,247	83
Avery Dennison Corp.	787	174
Axalta Coating Systems Ltd. (a)	722	26
Ball Corp.	2,006	136
Berry Global Group, Inc.	1,493	101
Cabot Corp.	794	89
Carpenter Technology Corp.	1,064	170
Celanese Corp.	532	72
Chemours Co.	1,823	37
Cleveland-Cliffs, Inc. (a)	1,383	18
Commercial Metals Co.	1,698	93
Corteva, Inc.	1,100	65
CRH PLC	1,416	131
Crown Holdings, Inc.	1,112	107
Dow, Inc.	675	37
DuPont de Nemours, Inc.	2,063	184
Eagle Materials, Inc.	377	108
Eastman Chemical Co.	646	72
Ecolab, Inc.	555	142
Element Solutions, Inc.	623	17
Graphic Packaging Holding Co.	4,865	144
Greif, Inc. 'A'	617	39
Huntsman Corp.	358	9
Innospec, Inc.	211	24
International Flavors & Fragrances, Inc.	575	60
International Paper Co.	2,700	132
Kaiser Aluminum Corp.	216	16
Louisiana-Pacific Corp.	1,186	127
LyondellBasell Industries NV 'A'	3,113	299
Martin Marietta Materials, Inc.	203	109
Mosaic Co.	686	18
NewMarket Corp.	77	42
Newmont Corp.	6,510	348
Nucor Corp.	942	142
O-I Glass, Inc. (a)	3,824	50
Olin Corp.	1,561	75
Packaging Corp. of America	521	112
PPG Industries, Inc.	606	80
Reliance, Inc.	241	70
Royal Gold, Inc.	485	68
RPM International, Inc.	1,638	198
Scotts Miracle-Gro Co.	846	73
Sealed Air Corp.	2,678	97
Sensient Technologies Corp.	461	37
Sherwin-Williams Co.	966	369
Silgan Holdings, Inc.	1,551	81
Sonoco Products Co.	1,193	65
Southern Copper Corp.	1	0
Steel Dynamics, Inc.	515	65
Stepan Co.	176	14
Sylvamo Corp.	754	65
Tronox Holdings PLC	926	14
U.S. Steel Corp.	1,349	48
Warrior Met Coal, Inc.	1,919	123

		5,244

REAL ESTATE 0.1%
Alexander & Baldwin, Inc.	835	16
CBRE Group, Inc. 'A' (a)	630	78
Jones Lang LaSalle, Inc. (a)	369	100

		194

UTILITIES 1.9%
AES Corp.	1,435	29
Alliant Energy Corp.	564	34
American Electric Power Co., Inc.	1,414	145
Atmos Energy Corp.	199	28
Avista Corp.	1,411	55
Clearway Energy, Inc. 'C'	843	26
CMS Energy Corp.	787	56
Consolidated Edison, Inc.	981	102
Constellation Energy Corp.	797	207
Dominion Energy, Inc.	2,110	122
DTE Energy Co.	260	33
Duke Energy Corp.	1,999	230

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Edison International	1,024	89
Entergy Corp.	540	71
Evergy, Inc.	432	27
Eversource Energy	936	64
Exelon Corp.	2,958	120
FirstEnergy Corp.	1,327	59
Hawaiian Electric Industries, Inc.	2,421	23
National Fuel Gas Co.	1,270	77
NextEra Energy, Inc.	4,998	422
NiSource, Inc.	1,029	36
NRG Energy, Inc.	1,349	123
Ormat Technologies, Inc.	522	40
Pinnacle West Capital Corp.	186	16
PPL Corp.	1,840	61
Public Service Enterprise Group, Inc.	1,164	104
Sempra	1,522	127
Southern Co.	2,476	223
Southwest Gas Holdings, Inc.	229	17
Spire, Inc.	250	17
TXNM Energy Inc.	950	42
UGI Corp.	684	17
Vistra Corp.	2,883	342

		3,184

Total United States		161,215

Total Common Stocks (Cost $132,313)		162,413

REAL ESTATE INVESTMENT TRUSTS 2.5%
UNITED STATES 2.5%
FINANCIALS 0.2%
AGNC Investment Corp.	6,660	70
Apollo Commercial Real Estate Finance, Inc.	1,676	15
Chimera Investment Corp.	2,026	32
Ladder Capital Corp.	1,892	22
MFA Financial, Inc.	3,063	39
PennyMac Mortgage Investment Trust	2,414	34
Rithm Capital Corp.	5,250	60

		272

REAL ESTATE 2.3%
Agree Realty Corp.	320	24
American Homes 4 Rent 'A'	1,653	63
American Tower Corp.	1,157	269
Americold Realty Trust, Inc.	2,208	62
Apple Hospitality REIT, Inc.	3,294	49
AvalonBay Communities, Inc.	230	52
BXP, Inc.	374	30
Camden Property Trust	822	102
COPT Defense Properties	1,815	55
Crown Castle, Inc.	1,128	134
CubeSmart	1,439	77
DiamondRock Hospitality Co.	4,810	42
Digital Realty Trust, Inc.	855	138
Douglas Emmett, Inc.	1,349	24
Equity LifeStyle Properties, Inc.	897	64
Equity Residential	830	62
Essex Property Trust, Inc.	106	31
Extra Space Storage, Inc.	1,149	207
First Industrial Realty Trust, Inc.	470	26
Gaming & Leisure Properties, Inc.	2,313	119
Healthcare Realty Trust, Inc.	3,295	60
Host Hotels & Resorts, Inc.	1,766	31
Invitation Homes, Inc.	1,864	66
Iron Mountain, Inc.	1,741	207
JBG SMITH Properties	1,047	18
Kimco Realty Corp.	1,118	26
Lamar Advertising Co. 'A'	674	90
LXP Industrial Trust	2,833	29
Macerich Co.	3,694	67
Mid-America Apartment Communities, Inc.	213	34
NNN REIT, Inc.	479	23
Omega Healthcare Investors, Inc.	891	36
Outfront Media, Inc.	901	17
Park Hotels & Resorts, Inc.	7,093	100
Phillips Edison & Co., Inc.	472	18
Public Storage	481	175
Rayonier, Inc.	1,378	44
Realty Income Corp.	1,667	106
RLJ Lodging Trust	3,724	34
SBA Communications Corp.	196	47
Service Properties Trust	3,469	16

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

Simon Property Group, Inc.	1,555	263
SITE Centers Corp.	753	46
SL Green Realty Corp.	1,800	125
Sun Communities, Inc.	655	89
Sunstone Hotel Investors, Inc.	1,673	17
UDR, Inc.	1,111	50
Ventas, Inc.	1,055	68
Vornado Realty Trust	2,939	116
Welltower, Inc.	1,472	188
WP Carey, Inc.	820	51
Xenia Hotels & Resorts, Inc.	2,472	37

		3,924

Total Real Estate Investment Trusts (Cost $3,698)		4,196

Total Investments in Securities (Cost $136,011)		166,609

Total Investments 99.3% (Cost $136,011)		$166,609
Other Assets and Liabilities, net 0.7%		1,237

Net Assets 100.0%		$167,846

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$410	$0	$0	$410
Switzerland
	Consumer Discretionary	27	0	0	27
	Financials	274	0	0	274
United Kingdom
	Communication Services	46	0	0	46
	Consumer Discretionary	23	0	0	23
	Consumer Staples	1	0	0	1
	Energy	66	0	0	66
	Financials	233	0	0	233
	Industrials	31	0	0	31
	Materials	87	0	0	87
United States
	Communication Services	10,531	0	0	10,531
	Consumer Discretionary	17,659	0	0	17,659
	Consumer Staples	21,075	0	0	21,075
	Energy	4,192	0	0	4,192
	Financials	25,742	0	0	25,742
	Health Care	28,764	0	0	28,764
	Industrials	20,513	0	0	20,513
	Information Technology	24,117	0	0	24,117
	Materials	5,244	0	0	5,244
	Real Estate	194	0	0	194
	Utilities	3,184	0	0	3,184
Real Estate Investment Trusts
United States
	Financials	272	0	0	272
	Real Estate	3,924	0	0	3,924

Total Investments		$166,609	$0	$0	$166,609

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO RAFI ESG U.S. ETF	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
COMMON STOCKS 97.4%
IRELAND 1.1%
INFORMATION TECHNOLOGY 1.1%
Accenture PLC 'A'	1,354	$479
TE Connectivity PlC (a)	1,182	178

		657

Total Ireland		657

UNITED KINGDOM 0.4%
COMMUNICATION SERVICES 0.2%
Liberty Global Ltd. 'C' (a)	6,327	137

MATERIALS 0.2%
Amcor PLC	8,407	95

Total United Kingdom		232

UNITED STATES 95.9%
COMMUNICATION SERVICES 7.5%
AT&T, Inc.	52,133	1,147
Comcast Corp. 'A'	18,024	753
Electronic Arts, Inc.	908	130
Fox Corp. 'A'	1,725	73
Lumen Technologies, Inc. (a)	13,282	94
Meta Platforms, Inc. 'A'	1,052	602
Netflix, Inc. (a)	50	35
News Corp. 'A'	826	22
Omnicom Group, Inc.	701	73
Paramount Global 'B'	9,528	101
T-Mobile U.S., Inc.	978	202
Verizon Communications, Inc.	19,832	891
Walt Disney Co.	5,258	506

		4,629

CONSUMER DISCRETIONARY 8.3%
Advance Auto Parts, Inc.	470	18
Best Buy Co., Inc.	2,818	291
eBay, Inc.	3,267	213
Foot Locker, Inc.	1,125	29
Ford Motor Co.	51,010	539
Gap, Inc.	2,609	58
General Motors Co.	19,331	867
Genuine Parts Co.	325	45
Goodyear Tire & Rubber Co. (a)	3,413	30
Hasbro, Inc.	381	28
Hilton Worldwide Holdings, Inc.	296	68
Home Depot, Inc.	2,170	879
Kohl's Corp.	4,082	86
Lear Corp.	447	49
LKQ Corp.	1,114	45
Lowe's Cos., Inc.	2,162	586
Macy's, Inc.	1,009	16
Marriott International, Inc. 'A'	491	122
Mohawk Industries, Inc. (a)	174	28
Newell Brands, Inc.	2,374	18
NIKE, Inc. 'B'	3,227	285
O'Reilly Automotive, Inc. (a)	9	10
PVH Corp.	569	57
Tapestry, Inc.	1,387	65
Tesla, Inc. (a)	701	184
TJX Cos., Inc.	2,034	239
Tractor Supply Co.	193	56
VF Corp.	4,715	94

See Accompanying Notes	1

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2024 (Unaudited)

Whirlpool Corp.	947	101

		5,106

CONSUMER STAPLES 7.4%
Archer-Daniels-Midland Co.	3,098	185
Bunge Global SA	383	37
Campbell Soup Co.	588	29
Church & Dwight Co., Inc.	304	32
Coca-Cola Co.	7,931	570
Colgate-Palmolive Co.	1,967	204
Conagra Brands, Inc.	1,302	42
Dollar General Corp.	957	81
Estee Lauder Cos., Inc. 'A'	899	90
General Mills, Inc.	2,527	186
Hershey Co.	171	33
Hormel Foods Corp.	198	6
J M Smucker Co.	411	50
Kellanova	1,076	87
Keurig Dr Pepper, Inc.	2,122	79
Kimberly-Clark Corp.	1,082	154
Kraft Heinz Co.	3,242	114
Mondelez International, Inc. 'A'	2,233	164
PepsiCo, Inc.	893	152
Procter & Gamble Co.	8,298	1,437
Sysco Corp.	1,584	124
Target Corp.	3,716	579
Tyson Foods, Inc. 'A'	572	34
U.S. Foods Holding Corp. (a)	693	43
Walgreens Boots Alliance, Inc.	5,337	48

		4,560

FINANCIALS 14.7%
Allstate Corp.	1,456	276
American Express Co.	1,082	293
Ameriprise Financial, Inc.	220	103
Bank of America Corp.	9,139	363
Bank of New York Mellon Corp.	1,236	89
BlackRock, Inc.	340	323
Citigroup, Inc.	23,749	1,487
Equitable Holdings, Inc.	640	27
Fidelity National Information Services, Inc.	2,044	171
Fifth Third Bancorp	1,386	59
Fiserv, Inc. (a)	649	117
Goldman Sachs Group, Inc.	805	399
Hartford Financial Services Group, Inc.	1,135	133
JPMorgan Chase & Co.	8,298	1,750
Lincoln National Corp.	1,194	38
Mastercard, Inc. 'A'	743	367
MetLife, Inc.	4,191	346
Moody's Corp.	171	81
Nasdaq, Inc.	250	18
Northern Trust Corp.	341	31
PayPal Holdings, Inc. (a)	3,632	283
Principal Financial Group, Inc.	1,154	99
Progressive Corp.	487	124
Prudential Financial, Inc.	2,117	256
S&P Global, Inc.	101	52
State Street Corp.	1,351	120
T Rowe Price Group, Inc.	378	41
Visa, Inc. 'A'	1,724	474
Wells Fargo & Co.	19,302	1,090
Western Union Co.	1,767	21

		9,031

HEALTH CARE 19.6%
Abbott Laboratories	4,955	565
AbbVie, Inc.	4,516	892
Agilent Technologies, Inc.	598	89
Amgen, Inc.	1,905	614
Baxter International, Inc.	2,711	103
Becton Dickinson & Co.	711	171
Biogen, Inc. (a)	854	166
Boston Scientific Corp. (a)	600	50
Bristol-Myers Squibb Co.	16,675	863
Cardinal Health, Inc.	1,228	136
Cencora, Inc.	275	62
Centene Corp. (a)	1,130	85
Cigna Group	2,028	703
CVS Health Corp.	3,577	225
Danaher Corp.	980	272
DaVita, Inc. (a)	534	88
Edwards Lifesciences Corp. (a)	1,140	75

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2024 (Unaudited)

Elevance Health, Inc.	1,141	593
Eli Lilly & Co.	447	396
GE HealthCare Technologies, Inc.	1,614	151
Gilead Sciences, Inc.	5,438	456
GRAIL, Inc. (a)	19	0
HCA Healthcare, Inc.	131	53
Henry Schein, Inc. (a)	395	29
Hologic, Inc. (a)	660	54
Humana, Inc.	724	229
Illumina, Inc. (a)	280	36
Intuitive Surgical, Inc. (a)	125	61
Johnson & Johnson	10,246	1,660
Labcorp Holdings, Inc.	385	86
McKesson Corp.	346	171
Merck & Co., Inc.	8,626	980
Organon & Co.	1,246	24
Pfizer, Inc.	45,543	1,318
Quest Diagnostics, Inc.	203	32
Solventum Corp. (a)	646	45
Stryker Corp.	152	55
UnitedHealth Group, Inc.	497	291
Viatris, Inc.	3,390	39
Waters Corp. (a)	149	54
Zoetis, Inc.	396	77

		12,049

INDUSTRIALS 4.8%
3M Co.	4,110	562
AGCO Corp.	215	21
Automatic Data Processing, Inc.	745	206
Carrier Global Corp.	2,453	197
Cummins, Inc.	286	93
Deere & Co.	670	280
Dover Corp.	140	27
Fastenal Co.	613	44
FedEx Corp.	762	209
Illinois Tool Works, Inc.	565	148
Johnson Controls International PLC	3,235	251
ManpowerGroup, Inc.	220	16
NEXTracker, Inc. 'A' (a)	291	11
Otis Worldwide Corp.	577	60
Owens Corning	553	98
Paychex, Inc.	375	50
Republic Services, Inc.	102	20
Rockwell Automation, Inc.	93	25
Stanley Black & Decker, Inc.	621	68
United Parcel Service, Inc. 'B'	1,993	272
Waste Management, Inc.	976	203
Westinghouse Air Brake Technologies Corp.	151	27
WW Grainger, Inc.	75	78

		2,966

INFORMATION TECHNOLOGY 28.3%
Adobe, Inc. (a)	621	322
Advanced Micro Devices, Inc. (a)	225	37
Akamai Technologies, Inc. (a)	408	41
Amdocs Ltd.	504	44
Analog Devices, Inc.	865	199
Apple, Inc.	14,046	3,273
Applied Materials, Inc.	2,344	474
Arista Networks, Inc. (a)	24	9
Arrow Electronics, Inc. (a)	634	84
Avnet, Inc.	856	47
Broadcom, Inc.	3,746	646
Cadence Design Systems, Inc. (a)	214	58
CDW Corp.	270	61
Cisco Systems, Inc.	25,412	1,352
Cognizant Technology Solutions Corp. 'A'	1,155	89
Dell Technologies, Inc. 'C'	487	58
DXC Technology Co. (a)	1,635	34
Flex Ltd. (a)	572	19
Gen Digital, Inc.	676	19
Hewlett Packard Enterprise Co.	15,938	326
HP, Inc.	9,651	346
Intel Corp.	57,940	1,359
International Business Machines Corp.	4,241	938
Juniper Networks, Inc.	2,610	102
Keysight Technologies, Inc. (a)	331	53
KLA Corp.	167	129
Kyndryl Holdings, Inc. (a)	1,026	24
Lam Research Corp.	352	287
Marvell Technology, Inc.	736	53
Microchip Technology, Inc.	482	39
Micron Technology, Inc.	4,795	497

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2024 (Unaudited)

Microsoft Corp.	6,735	2,898
Motorola Solutions, Inc.	211	95
NetApp, Inc.	1,148	142
NVIDIA Corp.	3,766	457
ON Semiconductor Corp. (a)	725	53
Oracle Corp.	4,391	748
QUALCOMM, Inc.	4,773	812
Salesforce, Inc.	841	230
Seagate Technology Holdings PLC	1,692	185
Synopsys, Inc. (a)	75	38
Teradyne, Inc.	450	60
Texas Instruments, Inc.	2,037	421
Western Digital Corp. (a)	2,756	188
Xerox Holdings Corp.	2,809	29

		17,375

MATERIALS 4.5%
Air Products & Chemicals, Inc.	632	188
Ball Corp.	1,317	89
CF Industries Holdings, Inc.	889	76
Corteva, Inc.	436	26
CRH PLC	564	52
Dow, Inc.	5,687	311
DuPont de Nemours, Inc.	3,575	319
Ecolab, Inc.	534	136
Huntsman Corp.	1,767	43
International Flavors & Fragrances, Inc.	677	71
International Paper Co.	3,642	178
Linde PLC	1,275	608
Mosaic Co.	3,682	99
Newmont Corp.	5,240	280
Packaging Corp. of America	303	65
PPG Industries, Inc.	829	110
Sherwin-Williams Co.	201	77

		2,728

REAL ESTATE 0.5%
CBRE Group, Inc. 'A' (a)	1,396	174
Jones Lang LaSalle, Inc. (a)	410	110

		284

UTILITIES 0.3%
American Water Works Co., Inc.	481	70
Edison International	1,413	123

		193

Total United States		58,921

Total Common Stocks (Cost $51,685)		59,810

REAL ESTATE INVESTMENT TRUSTS 2.0%
UNITED STATES 2.0%
REAL ESTATE 2.0%
American Tower Corp.	471	110
AvalonBay Communities, Inc.	343	77
Crown Castle, Inc.	1,288	153
Equinix, Inc.	128	114
Equity Residential	1,076	80
Essex Property Trust, Inc.	76	22
Host Hotels & Resorts, Inc.	3,027	53
Iron Mountain, Inc.	792	94
Kimco Realty Corp.	800	19
Mid-America Apartment Communities, Inc.	228	36
Prologis, Inc.	351	44
Realty Income Corp.	149	9
Ventas, Inc.	1,778	114
Welltower, Inc.	1,179	151
Weyerhaeuser Co.	4,193	142

		1,218

Total Real Estate Investment Trusts (Cost $1,050)		1,218

Total Investments in Securities (Cost $52,735)		61,028

Total Investments 99.4% (Cost $52,735)		$61,028
Other Assets and Liabilities, net 0.6%		390

Net Assets 100.0%		$61,418

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$657	$0	$0	$657
United Kingdom
	Communication Services	137	0	0	137
	Materials	95	0	0	95
United States
	Communication Services	4,629	0	0	4,629
	Consumer Discretionary	5,106	0	0	5,106
	Consumer Staples	4,560	0	0	4,560
	Financials	9,031	0	0	9,031
	Health Care	12,049	0	0	12,049
	Industrials	2,966	0	0	2,966
	Information Technology	17,375	0	0	17,375
	Materials	2,728	0	0	2,728
	Real Estate	284	0	0	284
	Utilities	193	0	0	193
Real Estate Investment Trusts
United States
	Real Estate	1,218	0	0	1,218

Total Investments		$61,028	$0	$0	$61,028

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 37.6% ¤
MUTUAL FUNDS 37.5%
Vanguard Developed Markets Index Fund 'Institutional'	2,946,480	$50,090
Vanguard Emerging Markets Stock Index Fund 'Institutional'	688,953	20,840
Vanguard Institutional Index Fund 'Institutional'	211,475	100,271
Vanguard Small-Cap Index Fund 'Institutional'	40,377	4,591

Total Mutual Funds (Cost $121,479)		175,792

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
5.280% due 10/24/2024 - 12/05/2024 (a)(b)	$292	291

Total Short-Term Instruments (Cost $291)		291

Total Investments in Securities (Cost $121,770)		176,083

	SHARES
INVESTMENTS IN AFFILIATES 62.1%
MUTUAL FUNDS (c) 57.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2,481,268	15,086
PIMCO High Yield Fund	513,861	4,188
PIMCO Income Fund	4,670,043	50,390
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,312,693	13,127
PIMCO Long-Term Real Return Fund	3,376,357	43,420
PIMCO Long-Term U.S. Government Fund	2,532,897	38,196
PIMCO Real Return Fund	2,218,008	22,890
PIMCO Total Return Fund	9,060,146	80,092

Total Mutual Funds (Cost $278,281)		267,389

SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	2,346,025	22,843

Total Short-Term Instruments (Cost $22,817)		22,843

Total Investments in Affiliates (Cost $301,098)		290,232

Total Investments 99.7% (Cost $422,868)		$466,315
Financial Derivative Instruments (d)(e) 0.3%(Cost or Premiums, net $2,306)		1,534
Other Assets and Liabilities, net 0.0%		(7)

Net Assets 100.0%		$467,842

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	$3,775.000	12/20/2024	97	$10	$563	$55
Put - CBOE S&P 500	4,075.000	03/21/2025	87	9	554	187
Put - CBOE S&P 500	4,500.000	06/20/2025	95	10	595	506
Put - CBOE S&P 500	4,825.000	09/19/2025	84	8	927	886

Total Purchased Options	$2,639	$1,634

WRITTEN OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	$3,825.000	09/19/2025	84	$8	$(333)	$(315)

Total Written Options	$(333)	$(315)

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	19,566	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$9,037	$0	$267	$267	$0
MYI	Receive	FNRETR Index	144	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	3,814	0	(16)	0	(16)
Receive	FNRETR Index	2	5.240% (FEDL01 plus a specified spread)	Monthly	04/02/2025	53	0	0	0	0
Receive	FNRETR Index	507	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	13,430	0	(36)	0	(36)

Total Swap Agreements	$0	$215	$267	$(52)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds	$175,792	$0	$0	$175,792
Short-Term Instruments
U.S. Treasury Bills	0	291	0	291

$175,792	$291	$0	$176,083

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2024 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	267,389	0	0	267,389
Short-Term Instruments
Central Funds Used for Cash Management Purposes	22,843	0	0	22,843

	$290,232	$0	$0	$290,232

Total Investments	$466,024	$291	$0	$466,315

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,634	0	1,634
Over the counter	0	267	0	267

	$0	$1,901	$0	$1,901
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(315)	0	(315)
Over the counter	0	(52)	0	(52)

	$0	$(367)	$0	$(367)

Total Financial Derivative Instruments	$0	$1,534	$0	$1,534

Totals	$466,024	$1,825	$0	$467,849

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 52.0% ¤
MUTUAL FUNDS 52.0%
Vanguard Developed Markets Index Fund 'Institutional'	3,556,352	$94,492
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,220,480	36,919
Vanguard Institutional Index Fund 'Institutional'	401,262	190,255
Vanguard Small-Cap Index Fund 'Institutional'	101,365	11,525

Total Mutual Funds (Cost $236,506)		333,191

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
5.039% due 12/05/2024 (a)(b)(e)	$211	209

Total Short-Term Instruments (Cost $208)		209

Total Investments in Securities (Cost $236,714)		333,400

	SHARES
INVESTMENTS IN AFFILIATES 47.6%
MUTUAL FUNDS (c) 43.7%
PIMCO Emerging Markets Local Currency and Bond Fund	2,822,307	17,160
PIMCO High Yield Fund	525,306	4,281
PIMCO Income Fund	4,361,069	47,056
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,157,307	11,573
PIMCO Long-Term Real Return Fund	4,265,375	54,853
PIMCO Long-Term U.S. Government Fund	3,292,846	49,656
PIMCO Real Return Fund	2,452,499	25,310
PIMCO Total Return Fund	7,932,800	70,126

Total Mutual Funds (Cost $291,040)		280,015

SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	2,575,340	25,076

Total Short-Term Instruments (Cost $25,047)		25,076

Total Investments in Affiliates (Cost $316,087)		305,091

Total Investments 99.6% (Cost $552,801)		$638,491
Financial Derivative Instruments (d)(f) 0.3%(Cost or Premiums, net $3,036)		2,006
Other Assets and Liabilities, net 0.1%		658

Net Assets 100.0%		$641,155

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	$3,775.000	12/20/2024	122	$12	$709	$70
Put - CBOE S&P 500	4,075.000	03/21/2025	114	11	726	245
Put - CBOE S&P 500	4,500.000	06/20/2025	126	13	789	670
Put - CBOE S&P 500	4,825.000	09/19/2025	115	12	1,268	1,213

Total Purchased Options	$3,492	$2,198

WRITTEN OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	$3,825.000	09/19/2025	115	$12	$(456)	$(432)

Total Written Options	$(456)	$(432)

(e)

Securities with an aggregate market value of $141 have been pledged as collateral as of September 30, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	23,072	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$10,656	$0	$315	$315	$0
MYI	Receive	FNRETR Index	200	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	5,298	0	(21)	0	(21)
Receive	FNRETR Index	756	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	20,025	0	(54)	0	(54)

Total Swap Agreements	$0	$240	$315	$(75)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds	$333,191	$0	$0	$333,191
Short-Term Instruments
U.S. Treasury Bills	0	209	0	209

$333,191	$209	$0	$333,400

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2024 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	280,015	0	0	280,015
Short-Term Instruments
Central Funds Used for Cash Management Purposes	25,076	0	0	25,076

	$305,091	$0	$0	$305,091

Total Investments	$638,282	$209	$0	$638,491

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,198	0	2,198
Over the counter	0	315	0	315

	$0	$2,513	$0	$2,513
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(432)	0	(432)
Over the counter	0	(75)	0	(75)

	$0	$(507)	$0	$(507)

Total Financial Derivative Instruments	$0	$2,006	$0	$2,006

Totals	$638,282	$2,215	$0	$640,497

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 62.6% ¤
MUTUAL FUNDS 62.6%
Vanguard Developed Markets Index Fund 'Institutional'	4,494,601	$119,421
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,627,687	49,238
Vanguard Institutional Index Fund 'Institutional'	510,406	242,004
Vanguard Small-Cap Index Fund 'Institutional'	163,711	18,614

Total Mutual Funds (Cost $313,916)		429,277

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
5.053% due 12/05/2024 (a)(b)	$69	68

Total Short-Term Instruments (Cost $68)		68

Total Investments in Securities (Cost $313,984)		429,345

	SHARES
INVESTMENTS IN AFFILIATES 37.4%
MUTUAL FUNDS (c) 32.1%
PIMCO Emerging Markets Local Currency and Bond Fund	2,387,696	14,517
PIMCO High Yield Fund	379,535	3,093
PIMCO Income Fund	3,412,768	36,824
PIMCO International Bond Fund (U.S. Dollar-Hedged)	862,013	8,620
PIMCO Long-Term Real Return Fund	3,347,986	43,055
PIMCO Long-Term U.S. Government Fund	2,424,909	36,568
PIMCO Real Return Fund	1,918,310	19,797
PIMCO Total Return Fund	6,397,718	56,556

Total Mutual Funds (Cost $224,551)		219,030

SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	3,745,640	36,471

Total Short-Term Instruments (Cost $36,419)		36,471

Total Investments in Affiliates (Cost $260,970)		255,501

Total Investments 100.0% (Cost $574,954)		$684,846
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $0)		233
Other Assets and Liabilities, net 0.0%		(252)

Net Assets 100.0%		$684,827

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	22,800	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$10,531	$0	$311	$311	$0
MYI	Receive	FNRETR Index	119	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	3,152	0	(13)	0	(13)
	Receive	FNRETR Index	67	5.240% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,775	0	(7)	0	(7)
	Receive	FNRETR Index	813	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	21,535	0	(58)	0	(58)

Total Swap Agreements								$0	$233	$311	$(78)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds					$429,277		$0		$0	$429,277
Short-Term Instruments
U.S. Treasury Bills					0		68		0	68

					$429,277		$68		$0	$429,345
Investments in Affiliates, at Value
Mutual Funds					219,030		0		0	219,030
Short-Term Instruments
Central Funds Used for Cash Management Purposes					36,471		0		0	36,471

					$255,501		$0		$0	$255,501

Total Investments					$684,778		$68		$0	$684,846

Financial Derivative Instruments - Assets
Over the counter					$0		$311		$0	$311

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(78)		$0	$(78)

Total Financial Derivative Instruments					$0		$233		$0	$233

Totals					$684,778		$301		$0	$685,079

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 73.7% ¤
MUTUAL FUNDS 73.7%
Vanguard Developed Markets Index Fund 'Institutional'	4,591,288	$121,991
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,713,232	51,825
Vanguard Institutional Index Fund 'Institutional'	532,660	252,555
Vanguard Small-Cap Index Fund 'Institutional'	155,421	17,671

Total Mutual Funds (Cost $321,240)		444,042

Total Investments in Securities (Cost $321,240)		444,042

INVESTMENTS IN AFFILIATES 26.2%
MUTUAL FUNDS (a) 21.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1,681,122	10,221
PIMCO High Yield Fund	179,552	1,463
PIMCO Income Fund	1,913,717	20,649
PIMCO International Bond Fund (U.S. Dollar-Hedged)	653,176	6,532
PIMCO Long-Term Real Return Fund	2,044,426	26,291
PIMCO Long-Term U.S. Government Fund	1,294,665	19,524
PIMCO Real Return Fund	1,163,247	12,005
PIMCO Total Return Fund	3,873,876	34,245

Total Mutual Funds (Cost $135,044)		130,930

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	2,778,559	27,055

Total Short-Term Instruments (Cost $27,016)		27,055

Total Investments in Affiliates (Cost $162,060)		157,985

Total Investments 99.9% (Cost $483,300)		$602,027
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		187
Other Assets and Liabilities, net 0.1%		404

Net Assets 100.0%		$602,618

1

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	18,800	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$8,683	$0	$256	$256	$0
MYI	Receive	FNRETR Index	197	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	5,218	0	(21)	0	(21)
	Receive	FNRETR Index	664	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	17,588	0	(48)	0	(48)

Total Swap Agreements								$0	$187	$256	$(69)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds					$444,042		$0		$0	$444,042

					$444,042		$0		$0	$444,042
Investments in Affiliates, at Value
Mutual Funds					130,930		0		0	130,930
Short-Term Instruments
Central Funds Used for Cash Management Purposes					27,055		0		0	27,055

					$157,985		$0		$0	$157,985

Total Investments					$602,027		$0		$0	$602,027

Financial Derivative Instruments - Assets
Over the counter					$0		$256		$0	$256

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(69)		$0	$(69)

Total Financial Derivative Instruments					$0		$187		$0	$187

Totals					$602,027		$187		$0	$602,214

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.2% ¤
MUTUAL FUNDS 81.2%
Vanguard Developed Markets Index Fund 'Institutional'	5,003,039	$132,931
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,631,888	49,364
Vanguard Institutional Index Fund 'Institutional'	547,286	259,490
Vanguard Small-Cap Index Fund 'Institutional'	153,499	17,453

Total Mutual Funds (Cost $333,558)		459,238

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.970% due 12/05/2024 (a)(b)	$18	18

Total Short-Term Instruments (Cost $18)		18

Total Investments in Securities (Cost $333,576)		459,256

	SHARES
INVESTMENTS IN AFFILIATES 18.6%
MUTUAL FUNDS (c) 13.5%
PIMCO Emerging Markets Local Currency and Bond Fund	1,179,880	7,174
PIMCO High Yield Fund	19,455	159
PIMCO Income Fund	840,795	9,072
PIMCO International Bond Fund (U.S. Dollar-Hedged)	408,964	4,090
PIMCO Long-Term Real Return Fund	1,035,540	13,317
PIMCO Long-Term U.S. Government Fund	881,632	13,295
PIMCO Real Return Fund	855,160	8,825
PIMCO Total Return Fund	2,314,063	20,456

Total Mutual Funds (Cost $79,335)		76,388

SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	2,993,529	29,148

Total Short-Term Instruments (Cost $29,109)		29,148

Total Investments in Affiliates (Cost $108,444)		105,536

Total Investments 99.8% (Cost $442,020)		$564,792
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $0)		154
Other Assets and Liabilities, net 0.2%		764

Net Assets 100.0%		$565,710

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	16,378	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$7,565	$0	$223	$223	$0
MYI	Receive	FNRETR Index	189	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	5,006	0	(20)	0	(20)
	Receive	FNRETR Index	48	5.240% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,271	0	(5)	0	(5)
	Receive	FNRETR Index	606	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	16,052	0	(44)	0	(44)

Total Swap Agreements								$0	$154	$223	$(69)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds					$459,238		$0		$0	$459,238
Short-Term Instruments
U.S. Treasury Bills					0		18		0	18

					$459,238		$18		$0	$459,256
Investments in Affiliates, at Value
Mutual Funds					76,388		0		0	76,388
Short-Term Instruments
Central Funds Used for Cash Management Purposes					29,148		0		0	29,148

					$105,536		$0		$0	$105,536

Total Investments					$564,774		$18		$0	$564,792

Financial Derivative Instruments - Assets
Over the counter					$0		$223		$0	$223

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(69)		$0	$(69)

Total Financial Derivative Instruments					$0		$154		$0	$154

Totals					$564,774		$172		$0	$564,946

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.3% ¤
MUTUAL FUNDS 87.3%
Vanguard Developed Markets Index Fund 'Institutional'	4,955,214	$131,660
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,534,633	46,423
Vanguard Institutional Index Fund 'Institutional'	526,749	249,753
Vanguard Small-Cap Index Fund 'Institutional'	157,782	17,940

Total Mutual Funds (Cost $319,016)		445,776

Total Investments in Securities (Cost $319,016)		445,776

INVESTMENTS IN AFFILIATES 12.5%
MUTUAL FUNDS (a) 8.4%
PIMCO Emerging Markets Local Currency and Bond Fund	434,130	2,640
PIMCO Income Fund	497,473	5,368
PIMCO International Bond Fund (U.S. Dollar-Hedged)	234,024	2,340
PIMCO Long-Term Real Return Fund	557,454	7,169
PIMCO Long-Term U.S. Government Fund	521,184	7,859
PIMCO Real Return Fund	476,283	4,915
PIMCO Total Return Fund	1,432,961	12,667

Total Mutual Funds (Cost $45,103)		42,958

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	2,168,339	21,113

Total Short-Term Instruments (Cost $21,077)		21,113

Total Investments in Affiliates (Cost $66,180)		64,071

Total Investments 99.8% (Cost $385,196)		$509,847
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		127
Other Assets and Liabilities, net 0.2%		726

Net Assets 100.0%		$510,700

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	13,693	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$6,324	$0	$187	$187	$0
MYI	Receive	FNRETR Index	106	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	2,808	0	(11)	0	(11)
	Receive	FNRETR Index	24	5.240% (FEDL01 plus a specified spread)	Monthly	04/02/2025	636	0	(3)	0	(3)
	Receive	FNRETR Index	650	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	17,217	0	(46)	0	(46)

Total Swap Agreements								$0	$127	$187	$(60)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds					$445,776		$0		$0	$445,776

					$445,776		$0		$0	$445,776
Investments in Affiliates, at Value
Mutual Funds					42,958		0		0	42,958
Short-Term Instruments
Central Funds Used for Cash Management Purposes					21,113		0		0	21,113

					$64,071		$0		$0	$64,071

Total Investments					$509,847		$0		$0	$509,847

Financial Derivative Instruments - Assets
Over the counter					$0		$187		$0	$187

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(60)		$0	$(60)

Total Financial Derivative Instruments					$0		$127		$0	$127

Totals					$509,847		$127		$0	$509,974

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.7% ¤
MUTUAL FUNDS 89.7%
Vanguard Developed Markets Index Fund 'Institutional'	4,245,436	$112,801
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,354,592	40,976
Vanguard Institutional Index Fund 'Institutional'	463,518	219,773
Vanguard Small-Cap Index Fund 'Institutional'	151,321	17,205

Total Mutual Funds (Cost $294,614)		390,755

Total Investments in Securities (Cost $294,614)		390,755

INVESTMENTS IN AFFILIATES 10.0%
MUTUAL FUNDS (a) 5.9%
PIMCO Emerging Markets Local Currency and Bond Fund	227,111	1,381
PIMCO Income Fund	327,147	3,530
PIMCO International Bond Fund (U.S. Dollar-Hedged)	107,875	1,079
PIMCO Long-Term Real Return Fund	332,020	4,270
PIMCO Long-Term U.S. Government Fund	265,196	3,999
PIMCO Real Return Fund	329,414	3,400
PIMCO Total Return Fund	914,138	8,081

Total Mutual Funds (Cost $26,708)		25,740

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	1,861,517	18,125

Total Short-Term Instruments (Cost $18,093)		18,125

Total Investments in Affiliates (Cost $44,801)		43,865

Total Investments 99.7% (Cost $339,415)		$434,620
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		95
Other Assets and Liabilities, net 0.3%		1,120

Net Assets 100.0%		$435,835

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	10,762	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$4,971	$0	$147	$147	$0
MYI	Receive	FNRETR Index	98	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	2,596	0	(10)	0	(10)
	Receive	FNRETR Index	7	5.240% (FEDL01 plus a specified spread)	Monthly	04/02/2025	185	0	(1)	0	(1)
	Receive	FNRETR Index	577	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	15,284	0	(41)	0	(41)

Total Swap Agreements								$0	$95	$147	$(52)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds					$390,755		$0		$0	$390,755

					$390,755		$0		$0	$390,755
Investments in Affiliates, at Value
Mutual Funds					25,740		0		0	25,740
Short-Term Instruments
Central Funds Used for Cash Management Purposes					18,125		0		0	18,125

					$43,865		$0		$0	$43,865

Total Investments					$434,620		$0		$0	$434,620

Financial Derivative Instruments - Assets
Over the counter					$0		$147		$0	$147

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(52)		$0	$(52)

Total Financial Derivative Instruments					$0		$95		$0	$95

Totals					$434,620		$95		$0	$434,715

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.0% ¤
MUTUAL FUNDS 90.0%
Vanguard Developed Markets Index Fund 'Institutional'	2,616,440	$44,480
Vanguard Emerging Markets Stock Index Fund 'Institutional'	533,800	16,147
Vanguard Institutional Index Fund 'Institutional'	186,657	88,503
Vanguard Small-Cap Index Fund 'Institutional'	63,310	7,198

Total Mutual Funds (Cost $125,561)		156,328

Total Investments in Securities (Cost $125,561)		156,328

INVESTMENTS IN AFFILIATES 9.5%
MUTUAL FUNDS (a) 4.5%
PIMCO Emerging Markets Local Currency and Bond Fund	86,714	527
PIMCO Income Fund	89,061	961
PIMCO International Bond Fund (U.S. Dollar-Hedged)	24,267	243
PIMCO Long-Term Real Return Fund	101,266	1,302
PIMCO Long-Term U.S. Government Fund	83,953	1,266
PIMCO Real Return Fund	112,655	1,163
PIMCO Total Return Fund	265,662	2,349

Total Mutual Funds (Cost $7,686)		7,811

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	888,528	8,651

Total Short-Term Instruments (Cost $8,643)		8,651

Total Investments in Affiliates (Cost $16,329)		16,462

Total Investments 99.5% (Cost $141,890)		$172,790
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		31
Other Assets and Liabilities, net 0.5%		905

Net Assets 100.0%		$173,726

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	3,885	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$1,795	$0	$53	$53	$0
MYI	Receive	FNRETR Index	19	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	503	0	(2)	0	(2)
	Receive	FNRETR Index	47	5.240% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,245	0	(5)	0	(5)
	Receive	FNRETR Index	203	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	5,377	0	(15)	0	(15)

Total Swap Agreements								$0	$31	$53	$(22)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds					$156,328		$0		$0	$156,328

					$156,328		$0		$0	$156,328
Investments in Affiliates, at Value
Mutual Funds					7,810		0		0	7,810
Short-Term Instruments
Central Funds Used for Cash Management Purposes					8,652		0		0	8,652

					$16,462		$0		$0	$16,462

Total Investments					$172,790		$0		$0	$172,790

Financial Derivative Instruments - Assets
Over the counter					$0		$53		$0	$53

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(22)		$0	$(22)

Total Financial Derivative Instruments					$0		$31		$0	$31

Totals					$172,790		$31		$0	$172,821

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.0% ¤
MUTUAL FUNDS 90.0%
Vanguard Developed Markets Index Fund 'Institutional'	326,866	$5,557
Vanguard Emerging Markets Stock Index Fund 'Admiral'	49,930	1,987
Vanguard Institutional Index Fund 'Institutional'	24,327	11,535
Vanguard Small-Cap Index Fund 'Admiral'	8,722	990

Total Mutual Funds (Cost $16,766)		20,069

Total Investments in Securities (Cost $16,766)		20,069

INVESTMENTS IN AFFILIATES 9.0%
MUTUAL FUNDS (a) 3.8%
PIMCO Emerging Markets Local Currency and Bond Fund	9,624	59
PIMCO Income Fund	7,495	81
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,182	22
PIMCO Long-Term Real Return Fund	12,381	159
PIMCO Long-Term U.S. Government Fund	9,956	150
PIMCO Real Return Fund	15,016	155
PIMCO Total Return Fund	23,510	208

Total Mutual Funds (Cost $797)		834

SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	118,437	1,153

Total Short-Term Instruments (Cost $1,153)		1,153

Total Investments in Affiliates (Cost $1,950)		1,987

Total Investments 99.0% (Cost $18,716)		$22,056
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		3
Other Assets and Liabilities, net 1.0%		221

Net Assets 100.0%		$22,280

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	465	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$215	$0	$6	$6	$0
MYI	Receive	FNRETR Index	1	5.390% (FEDL01 plus a specified spread)	Monthly	01/08/2025	26	0	0	0	0
	Receive	FNRETR Index	14	5.240% (FEDL01 plus a specified spread)	Monthly	04/02/2025	371	0	(2)	0	(2)
	Receive	FNRETR Index	19	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	503	0	(1)	0	(1)

Total Swap Agreements								$0	$3	$6	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds					$20,069		$0		$0	$20,069

					$20,069		$0		$0	$20,069
Investments in Affiliates, at Value
Mutual Funds					834		0		0	834
Short-Term Instruments
Central Funds Used for Cash Management Purposes					1,153		0		0	1,153

					$1,987		$0		$0	$1,987

Total Investments					$22,056		$0		$0	$22,056

Financial Derivative Instruments - Assets
Over the counter					$0		$6		$0	$6

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(3)		$0	$(3)

Total Financial Derivative Instruments					$0		$3		$0	$3

Totals					$22,056		$3		$0	$22,059

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 35.3% ¤
MUTUAL FUNDS 35.2%
Vanguard Developed Markets Index Fund 'Institutional'	1,954,310	$33,223
Vanguard Emerging Markets Stock Index Fund 'Institutional'	466,378	14,108
Vanguard Institutional Index Fund 'Institutional'	139,761	66,268
Vanguard Small-Cap Index Fund 'Admiral'	25,584	2,909

Total Mutual Funds (Cost $76,625)		116,508

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
5.291% due 10/24/2024 (a)(b)	$284	283

Total Short-Term Instruments (Cost $283)		283

Total Investments in Securities (Cost $76,908)		116,791

	SHARES
INVESTMENTS IN AFFILIATES 64.6%
MUTUAL FUNDS (c) 60.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1,842,613	11,203
PIMCO High Yield Fund	376,325	3,067
PIMCO Income Fund	3,579,429	38,622
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,006,643	10,066
PIMCO Long-Term Real Return Fund	2,438,296	31,357
PIMCO Long-Term U.S. Government Fund	1,816,399	27,391
PIMCO Real Return Fund	1,655,348	17,083
PIMCO Total Return Fund	7,027,622	62,124

Total Mutual Funds (Cost $210,329)		200,913

SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	1,320,601	12,859

Total Short-Term Instruments (Cost $12,847)		12,859

Total Investments in Affiliates (Cost $223,176)		213,772

Total Investments 99.9% (Cost $300,084)		$330,563
Financial Derivative Instruments (d)(e) 0.3%(Cost or Premiums, net $1,694)		1,113
Other Assets and Liabilities, net (0.2)%		(679)

Net Assets 100.0%		$330,997

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	$3,775.000	12/20/2024	73	$7	$424	$41
Put - CBOE S&P 500	4,075.000	03/21/2025	65	7	414	140
Put - CBOE S&P 500	4,500.000	06/20/2025	69	7	432	367
Put - CBOE S&P 500	4,825.000	09/19/2025	60	6	662	633

Total Purchased Options	$1,932	$1,181

WRITTEN OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	$3,825.000	09/19/2025	60	$6	$(238)	$(225)

Total Written Options	$(238)	$(225)

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	14,150	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$6,536	$0	$193	$193	$0
MYI	Receive	FNRETR Index	68	5.230% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,801	0	(7)	0	(7)
Receive	FNRETR Index	398	5.250% (FEDL01 plus a specified spread)	Monthly	05/07/2025	10,542	0	(29)	0	(29)

Total Swap Agreements	$0	$157	$193	$(36)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Mutual Funds	$116,508	$0	$0	$116,508
Short-Term Instruments
U.S. Treasury Bills	0	283	0	283

$116,508	$283	$0	$116,791

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2024 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	200,913	0	0	200,913
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,859	0	0	12,859

	$213,772	$0	$0	$213,772

Total Investments	$330,280	$283	$0	$330,563

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,181	0	1,181
Over the counter	0	193	0	193

	$0	$1,374	$0	$1,374
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(225)	0	(225)
Over the counter	0	(36)	0	(36)

	$0	$(261)	$0	$(261)

Total Financial Derivative Instruments	$0	$1,113	$0	$1,113

Totals	$330,280	$1,396	$0	$331,676

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘backsolving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$5,565	$44,910	$(45,019)	$0	$0	$5,456	$136	$0
PIMCO RAE International Fund	16,688	48,542	(54,670)	0	0	10,560	72	0
PIMCO RAE US Fund	327	3,552	(3,879)	0	0	0	3	0
PIMCO RAE US Small Fund	9,797	53,836	(49,609)	0	0	14,024	165	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	8	0	0	0	0	8	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2024 (amounts in thousands†):

PIMCO RAE Global ex-US Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$27,581	$432	$(90)	$1	$1,713	$29,637	$0	$0
PIMCO RAE International Fund	79,469	343	(667)	(115)	8,045	87,075	0	0
Totals	$107,050	$775	$(757)	$(114)	$9,758	$116,712	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2024 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$14,865	$283	$(1,138)	$(145)	$1,221	$15,086	$287	$0
PIMCO High Yield Fund	4,013	63	0	0	112	4,188	65	0
PIMCO Income Fund	50,233	776	(2,087)	(240)	1,708	50,390	795	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12,999	150	(271)	0	249	13,127	153	0
PIMCO Long-Term Real Return Fund	42,250	302	(2,165)	(1,553)	4,586	43,420	327	0
PIMCO Long-Term U.S. Government Fund	37,410	290	(2,117)	(733)	3,346	38,196	297	0
PIMCO Real Return Fund	22,715	129	(787)	(150)	983	22,890	137	0
PIMCO Short-Term Floating NAV Portfolio III	22,229	32,896	(32,300)	7	11	22,843	303	0
PIMCO Total Return Fund	79,792	906	(3,847)	(613)	3,854	80,092	928	0
Totals	$286,506	$35,795	$(44,712)	$(3,427)	$16,070	$290,232	$3,292	$0

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$16,090	$312	$(437)	$(4)	$1,199	$17,160	$316	$0
PIMCO High Yield Fund	4,102	65	0	0	114	4,281	66	0
PIMCO Income Fund	45,922	720	(942)	(105)	1,461	47,056	737	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,223	132	0	0	218	11,573	135	0
PIMCO Long-Term Real Return Fund	51,769	375	(1,043)	(1,321)	5,073	54,853	404	0
PIMCO Long-Term U.S. Government Fund	46,869	369	(883)	(658)	3,959	49,656	378	0
PIMCO Real Return Fund	24,266	140	0	0	904	25,310	148	0
PIMCO Short-Term Floating NAV Portfolio III	31,153	21,798	(27,900)	8	17	25,076	409	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	67,957	785	(1,412)	(313)	3,109	70,126	803	0
Totals	$299,351	$24,696	$(32,617)	$(2,393)	$16,054	$305,091	$3,396	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$13,265	$260	$0	$0	$992	$14,517	$263	$0
PIMCO High Yield Fund	2,964	46	0	0	83	3,093	48	0
PIMCO Income Fund	35,765	562	(561)	(55)	1,113	36,824	575	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,359	98	0	0	163	8,620	100	0
PIMCO Long-Term Real Return Fund	40,762	294	(947)	(648)	3,594	43,055	318	0
PIMCO Long-Term U.S. Government Fund	34,356	272	(480)	(261)	2,681	36,568	277	0
PIMCO Real Return Fund	18,981	109	0	0	707	19,797	116	0
PIMCO Short-Term Floating NAV Portfolio III	32,876	26,465	(22,900)	9	21	36,471	476	0
PIMCO Total Return Fund	54,550	631	(869)	(195)	2,439	56,556	645	0
Totals	$241,878	$28,737	$(25,757)	$(1,150)	$11,793	$255,501	$2,818	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$9,633	$188	$(312)	$(17)	$729	$10,221	$190	$0
PIMCO High Yield Fund	1,402	22	0	0	39	1,463	23	0
PIMCO Income Fund	19,750	313	0	0	586	20,649	320	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,334	75	0	0	123	6,532	76	0
PIMCO Long-Term Real Return Fund	24,640	179	(320)	(251)	2,043	26,291	193	0
PIMCO Long-Term U.S. Government Fund	18,523	147	(459)	(200)	1,513	19,524	150	0
PIMCO Real Return Fund	11,510	66	0	0	429	12,005	70	0
PIMCO Short-Term Floating NAV Portfolio III	28,752	19,680	(21,400)	9	14	27,055	390	0
PIMCO Total Return Fund	32,522	378	0	0	1,345	34,245	388	0
Totals	$153,066	$21,048	$(22,491)	$(459)	$6,821	$157,985	$1,800	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$6,555	$129	$0	$0	$490	$7,174	$130	$0
PIMCO High Yield Fund	152	3	0	0	4	159	2	0
PIMCO Income Fund	8,677	137	0	0	258	9,072	141	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,966	47	0	0	77	4,090	48	0
PIMCO Long-Term Real Return Fund	12,330	90	0	0	897	13,317	97	0
PIMCO Long-Term U.S. Government Fund	12,647	100	(350)	(151)	1,049	13,295	102	0
PIMCO Real Return Fund	8,461	49	0	0	315	8,825	52	0
PIMCO Short-Term Floating NAV Portfolio III	24,861	19,764	(15,500)	11	12	29,148	371	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	19,427	226	0	0	803	20,456	232	0
Totals	$97,076	$20,545	$(15,850)	$(140)	$3,905	$105,536	$1,175	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$2,412	$48	$0	$0	$180	$2,640	$48	$0
PIMCO Income Fund	5,134	82	0	0	152	5,368	83	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,269	27	0	0	44	2,340	27	0
PIMCO Long-Term Real Return Fund	6,638	48	0	0	483	7,169	52	0
PIMCO Long-Term U.S. Government Fund	7,288	58	0	0	513	7,859	59	0
PIMCO Real Return Fund	4,712	27	0	0	176	4,915	29	0
PIMCO Short-Term Floating NAV Portfolio III	20,965	23,629	(23,500)	4	15	21,113	336	0
PIMCO Total Return Fund	12,030	140	0	0	497	12,667	143	0
Totals	$61,448	$24,059	$(23,500)	$4	$2,060	$64,071	$777	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,262	$25	$0	$0	$94	$1,381	$25	$0
PIMCO Income Fund	3,376	54	0	0	100	3,530	55	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,046	13	0	0	20	1,079	13	0
PIMCO Long-Term Real Return Fund	3,953	29	0	0	288	4,270	31	0
PIMCO Long-Term U.S. Government Fund	3,709	29	0	0	261	3,999	30	0
PIMCO Real Return Fund	3,259	19	0	0	121	3,399	20	0
PIMCO Short-Term Floating NAV Portfolio III	17,828	13,481	(13,200)	4	13	18,126	286	0
PIMCO Total Return Fund	7,674	90	0	0	317	8,081	92	0
Totals	$42,107	$13,740	$(13,200)	$4	$1,214	$43,865	$552	$0

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$482	$9	$0	$0	$36	$527	$10	$0
PIMCO Income Fund	919	15	0	0	27	961	15	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	235	3	0	0	5	243	3	0
PIMCO Long-Term Real Return Fund	1,206	8	0	0	88	1,302	9	0
PIMCO Long-Term U.S. Government Fund	1,174	9	0	0	83	1,266	10	0
PIMCO Real Return Fund	1,115	6	0	0	42	1,163	7	0
PIMCO Short-Term Floating NAV Portfolio III	8,534	8,711	(8,600)	2	5	8,652	114	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	2,230	26	0	0	92	2,348	27	0
Totals	$15,895	$8,787	$(8,600)	$2	$378	$16,462	$195	$0

PIMCO REALPATH® Blend 2065 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$54	$1	$0	$0	$4	$59	$1	$0
PIMCO Income Fund	77	2	0	0	2	81	1	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	21	1	0	0	0	22	0	0
PIMCO Long-Term Real Return Fund	137	11	0	0	11	159	1	0
PIMCO Long-Term U.S. Government Fund	129	11	0	0	10	150	1	0
PIMCO Real Return Fund	136	14	0	0	5	155	1	0
PIMCO Short-Term Floating NAV Portfolio III	1,038	2,614	(2,500)	1	0	1,153	14	0
PIMCO Total Return Fund	174	26	0	0	8	208	2	0
Totals	$1,766	$2,680	$(2,500)	$1	$40	$1,987	$21	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$11,142	$209	$(950)	$(141)	$943	$11,203	$213	$0
PIMCO High Yield Fund	3,131	47	(195)	5	79	3,067	48	0
PIMCO Income Fund	39,019	596	(2,122)	(261)	1,390	38,622	611	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,988	115	(228)	(25)	216	10,066	118	0
PIMCO Long-Term Real Return Fund	30,777	219	(1,822)	(1,921)	4,104	31,357	237	0
PIMCO Long-Term U.S. Government Fund	27,060	208	(1,758)	(831)	2,712	27,391	214	0
PIMCO Real Return Fund	16,969	95	(598)	(94)	711	17,083	102	0
PIMCO Short-Term Floating NAV Portfolio III	17,245	22,701	(27,100)	10	3	12,859	207	0
PIMCO Total Return Fund	62,496	704	(3,596)	(867)	3,387	62,124	721	0
Totals	$217,827	$24,894	$(38,369)	$(4,125)	$13,545	$213,772	$2,471	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$5,168	$16,329	$(20,890)	$2	$(1)	$608	$32	$0
PIMCO RAE Emerging Markets Fund	0	84,637	(73,204)	4	1	11,438	68	0
PIMCO RAE International Fund	0	20,113	(18,800)	2	0	1,315	13	0
PIMCO RAE US Fund	0	27,331	(21,700)	2	1	5,634	31	0
PIMCO RAE US Small Fund	0	78,646	(71,900)	(2)	1	6,745	45	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BERYTR	Bloomberg Enhanced Roll Yield Total Return Index	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
BOBL	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	TSFR3M	Term SOFR 3-Month
CDX.EM	Credit Derivatives Index - Emerging Markets	FNRETR	FTSE Nareit Equity REITs Total Return Index	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	JSC	Joint Stock Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation